SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 97.5%
Aerospace & Defense — 2.4%
Boeing Co.(1)	1,424	$272,696
CAE, Inc. (Canada)(1)	11,276	293,502
General Dynamics Corp.	1,200	289,416
Northrop Grumman Corp.	3,732	1,669,025
Raytheon Technologies Corp.	16,786	1,662,989

		4,187,628

Airlines — 0.3%
Southwest Airlines Co.(1)	12,372	566,638

		566,638

Automobiles — 2.1%
General Motors Co.(1)	7,174	313,791
Tesla, Inc.(1)	3,217	3,466,639

		3,780,430

Banks — 3.0%
Bank of America Corp.	49,322	2,033,053
Citigroup, Inc.	49,850	2,661,990
Silvergate Capital Corp., Class A(1)	4,355	655,732

		5,350,775

Beverages — 2.4%
Coca-Cola Co.	27,531	1,706,922
Constellation Brands, Inc., Class A	780	179,650
PepsiCo, Inc.	14,158	2,369,766

		4,256,338

Biotechnology — 3.0%
AbbVie, Inc.	14,630	2,371,669
Amgen, Inc.	2,001	483,882
Ascendis Pharma A/S, ADR(1)	4,175	489,978
Ironwood Pharmaceuticals, Inc.(1)	28,158	354,228
Regeneron Pharmaceuticals, Inc.(1)	2,170	1,515,571

		5,215,328

Building Products — 0.9%
Johnson Controls International PLC	23,118	1,515,847

		1,515,847

Capital Markets — 2.7%
Charles Schwab Corp.	10,788	909,536
GoGreen Investments Corp.(1)(2)	22,514	227,617
Goldman Sachs Group, Inc.	6,404	2,113,960
KKR & Co., Inc.	14,098	824,310
Quilter PLC (United Kingdom)(3)	379,642	705,108

		4,780,531

Chemicals — 1.8%
Corteva, Inc.	17,499	1,005,843
Eastman Chemical Co.	3,266	365,988
Linde PLC	1,847	589,987
PPG Industries, Inc.	3,378	442,754
Sherwin-Williams Co.	2,830	706,425

		3,110,997

Construction Materials — 0.2%
CRH PLC, ADR	7,382	295,723

		295,723

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Containers & Packaging — 0.4%
Avery Dennison Corp.	4,328	$752,942

		752,942

Diversified Financial Services — 0.8%
Apollo Global Management, Inc.	21,964	1,361,548

		1,361,548

Electric Utilities — 2.5%
American Electric Power Co., Inc.	6,074	606,003
NextEra Energy, Inc.	11,218	950,277
NRG Energy, Inc.	72,894	2,796,214

		4,352,494

Electrical Equipment — 0.5%
Emerson Electric Co.	9,030	885,392

		885,392

Electronic Equipment, Instruments & Components — 0.4%
Vontier Corp.	24,536	622,969

		622,969

Entertainment — 0.7%
Sea Ltd., ADR(1)	1,756	210,351
Walt Disney Co.(1)	7,056	967,801

		1,178,152

Equity Real Estate Investment Trusts (REITs) — 1.0%
Gaming and Leisure Properties, Inc.	29,357	1,377,724
Vornado Realty Trust	9,809	444,544

		1,822,268

Food & Staples Retailing — 1.7%
BJ’s Wholesale Club Holdings, Inc.(1)	2,304	155,774
Costco Wholesale Corp.	1,672	962,821
Walmart, Inc.	12,495	1,860,755

		2,979,350

Food Products — 0.3%
McCormick & Co., Inc.	5,103	509,279

		509,279

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	6,037	714,539
Baxter International, Inc.	3,795	294,264
Boston Scientific Corp.(1)	21,616	957,373
Cooper Cos., Inc.	617	257,653
Dexcom, Inc.(1)	960	491,136
Edwards Lifesciences Corp.(1)	1,129	132,906
Intuitive Surgical, Inc.(1)	2,019	609,092
Medtronic PLC	5,439	603,457

		4,060,420

Health Care Providers & Services — 3.6%
Anthem, Inc.	2,995	1,471,204
Cardinal Health, Inc.	3,165	179,456
Cigna Corp.	3,007	720,507
CVS Health Corp.	4,371	442,389
McKesson Corp.	1,603	490,726
UnitedHealth Group, Inc.	5,982	3,050,641

		6,354,923

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — 2.1%
Aramark	10,070	$378,632
Booking Holdings, Inc.(1)	581	1,364,449
Chipotle Mexican Grill, Inc.(1)	453	716,660
Hilton Worldwide Holdings, Inc.(1)	5,528	838,819
Penn National Gaming, Inc.(1)	9,834	417,158

		3,715,718

Household Durables — 0.6%
PulteGroup, Inc.	23,775	996,172

		996,172

Household Products — 1.7%
Procter & Gamble Co.	19,902	3,041,026

		3,041,026

Industrial Conglomerates — 0.9%
General Electric Co.	4,961	453,932
Honeywell International, Inc.	5,992	1,165,923

		1,619,855

Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	45,400	475,312
Assured Guaranty Ltd.	41,931	2,669,327
AXA SA (France)	25,874	755,622
Prudential PLC (United Kingdom)	71,535	1,056,699

		4,956,960

Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(1)	2,441	6,789,276
Meta Platforms, Inc., Class A(1)	9,698	2,156,447

		8,945,723

Internet & Direct Marketing Retail — 5.4%
Amazon.com, Inc.(1)	2,947	9,607,073

		9,607,073

IT Services — 5.0%
Fidelity National Information Services, Inc.	26,375	2,648,578
Mastercard, Inc., Class A	10,965	3,918,672
PayPal Holdings, Inc.(1)	4,911	567,957
Visa, Inc., Class A	7,381	1,636,884

		8,772,091

Life Sciences Tools & Services — 2.3%
Avantor, Inc.(1)	13,592	459,681
Bio-Rad Laboratories, Inc., Class A(1)	898	505,781
Danaher Corp.	4,794	1,406,224
Illumina, Inc.(1)	1,121	391,677
Thermo Fisher Scientific, Inc.	2,280	1,346,682

		4,110,045

Machinery — 1.5%
Deere & Co.	1,898	788,543
Ingersoll Rand, Inc.	10,325	519,864
Otis Worldwide Corp.	17,209	1,324,232

		2,632,639

Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)	5,030	307,799
Alamos Gold, Inc., Class A	51,124	430,464
Anglo American PLC (United Kingdom)	5,822	300,278

		1,038,541

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Multi-Utilities — 0.3%
Ameren Corp.	6,019	$564,341

		564,341

Multiline Retail — 0.7%
Target Corp.	6,187	1,313,005

		1,313,005

Oil, Gas & Consumable Fuels — 3.8%
Cenovus Energy, Inc. (Canada)	113,485	1,891,795
ConocoPhillips	8,705	870,500
Exxon Mobil Corp.	36,813	3,040,386
Shell PLC (United Kingdom)	30,595	839,641
TotalEnergies SE (France)	2,755	139,785

		6,782,107

Personal Products — 0.2%
Olaplex Holdings, Inc.(1)	24,249	379,012

		379,012

Pharmaceuticals — 3.1%
4Front Ventures Corp.(1)	396,116	316,893
Bristol Myers Squibb Co.	5,990	437,450
Eli Lilly and Co.	3,327	952,753
Johnson & Johnson	9,848	1,745,361
Merck & Co., Inc.	10,487	860,458
Pfizer, Inc.	21,101	1,092,399

		5,405,314

Professional Services — 0.1%
Booz Allen Hamilton Holding Corp.	2,977	261,500

		261,500

Road & Rail — 2.1%
CSX Corp.	16,575	620,734
Union Pacific Corp.	11,428	3,122,244

		3,742,978

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(1)	20,771	2,271,101
NVIDIA Corp.	7,299	1,991,605
QUALCOMM, Inc.	16,330	2,495,551

		6,758,257

Software — 12.0%
Adobe, Inc.(1)	3,842	1,750,492
Intuit, Inc.	4,733	2,275,816
Microsoft Corp.	38,513	11,873,943
Oracle Corp.	32,244	2,667,546
salesforce.com, Inc.(1)	8,230	1,747,394
Unity Software, Inc.(1)	7,807	774,532

		21,089,723

Specialty Retail — 2.8%
Bath & Body Works, Inc.	3,817	182,452
Burlington Stores, Inc.(1)	969	176,523
CarMax, Inc.(1)	4,812	464,262
Home Depot, Inc.	10,260	3,071,126
O’Reilly Automotive, Inc.(1)	991	678,795
TJX Cos., Inc.	4,181	253,285
Warby Parker, Inc., Class A(1)	4,733	160,023

		4,986,466

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	50,525	$8,822,170

		8,822,170

Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., Class A	11,400	225,264
Lululemon Athletica, Inc.(1)	609	222,425
NIKE, Inc., Class B	4,431	596,235

		1,043,924

Tobacco — 0.2%
Altria Group, Inc.	6,883	359,637

		359,637

Trading Companies & Distributors — 0.4%
United Rentals, Inc.(1)	1,962	696,922

		696,922

Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc.(1)	18,658	2,394,754

		2,394,754

Total Common Stocks (Cost $126,705,106)		171,975,925

Exchange–Traded Funds — 0.5%
SPDR S&P 500 ETF Trust	1,963	886,569

Total Exchange–Traded Funds (Cost $831,858)		886,569

	Principal Amount	Value

Short–Term Investment — 2.2%
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $3,940,229, due 4/1/2022(4)	$3,940,229	3,940,229

Total Repurchase Agreements (Cost $3,940,229)		3,940,229

Total Investments — 100.2% (Cost $131,477,193)		176,802,723

Liabilities in excess of other assets — (0.2)%		(301,501)

Total Net Assets — 100.0%		$176,501,222

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
GoGreen Investments Corp.	22,514	$225,140	$227,617	10/21/2021	0.13%

(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2022, the aggregate market value of these securities amounted to $705,108, representing 0.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$3,573,000	$4,019,144

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs—

Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$167,703,480	$4,272,445	*	$—	$171,975,925
Exchange–Traded Funds	886,569	—		—	886,569
Repurchase Agreements	—	3,940,229		—	3,940,229

Total	$168,590,049	$8,212,674		$—	$176,802,723

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 97.5%
Aerospace & Defense — 6.0%
Curtiss-Wright Corp.	10,556	$1,585,089
Hexcel Corp.	14,083	837,516
Raytheon Technologies Corp.	49,299	4,884,052
Textron, Inc.	44,885	3,338,546

		10,645,203

Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.	12,721	1,312,298

		1,312,298

Auto Components — 1.3%
BorgWarner, Inc.	57,994	2,255,967

		2,255,967

Banks — 5.0%
JPMorgan Chase & Co.	22,006	2,999,858
Wells Fargo & Co.	123,075	5,964,214

		8,964,072

Biotechnology — 3.5%
Amgen, Inc.	19,212	4,645,846
Regeneron Pharmaceuticals, Inc.(1)	2,219	1,549,794

		6,195,640

Capital Markets — 4.1%
Goldman Sachs Group, Inc.	14,529	4,796,023
Northern Trust Corp.	21,527	2,506,819

		7,302,842

Chemicals — 0.5%
Mosaic Co.	14,526	965,979

		965,979

Communications Equipment — 4.1%
Ciena Corp.(1)	34,053	2,064,634
Cisco Systems, Inc.	58,349	3,253,540
F5, Inc.(1)	9,833	2,054,605

		7,372,779

Construction & Engineering — 1.0%
EMCOR Group, Inc.	15,379	1,732,137

		1,732,137

Consumer Finance — 0.8%
Capital One Financial Corp.	10,559	1,386,291

		1,386,291

Distributors — 1.5%
LKQ Corp.	59,708	2,711,340

		2,711,340

Diversified Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B(1)	19,873	7,013,380

		7,013,380

Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	107,123	5,456,846

		5,456,846

Electric Utilities — 0.8%
IDACORP, Inc.	12,567	1,449,729

		1,449,729

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 2.3%
Acuity Brands, Inc.	4,934	$934,006
Emerson Electric Co.	31,392	3,077,986

		4,011,992

Electronic Equipment, Instruments & Components — 1.2%
Keysight Technologies, Inc.(1)	13,603	2,148,866

		2,148,866

Energy Equipment & Services — 1.0%
Helmerich & Payne, Inc.	42,568	1,821,059

		1,821,059

Equity Real Estate Investment Trusts (REITs) — 1.1%
Weyerhaeuser Co.	49,880	1,890,452

		1,890,452

Food & Staples Retailing — 2.5%
Walmart, Inc.	29,807	4,438,859

		4,438,859

Health Care Providers & Services — 5.6%
Anthem, Inc.	11,704	5,749,239
Cigna Corp.	13,103	3,139,610
Quest Diagnostics, Inc.	7,793	1,066,550

		9,955,399

Household Durables — 1.6%
D.R. Horton, Inc.	37,703	2,809,251

		2,809,251

Insurance — 2.7%
Aflac, Inc.	30,386	1,956,555
Allstate Corp.	21,110	2,923,946

		4,880,501

Internet & Direct Marketing Retail — 0.6%
eBay, Inc.	17,600	1,007,776

		1,007,776

IT Services — 5.4%
Cognizant Technology Solutions Corp., Class A	39,733	3,562,858
FleetCor Technologies, Inc.(1)	14,677	3,655,454
Maximus, Inc.	32,832	2,460,758

		9,679,070

Life Sciences Tools & Services — 2.2%
Bio-Rad Laboratories, Inc., Class A(1)	3,157	1,778,117
PerkinElmer, Inc.	11,992	2,092,124

		3,870,241

Machinery — 1.9%
Altra Industrial Motion Corp.	12,860	500,640
Middleby Corp.(1)	4,466	732,156
Westinghouse Air Brake Technologies Corp.	22,741	2,187,002

		3,419,798

Media — 3.4%
Comcast Corp., Class A	130,731	6,120,825

		6,120,825

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — 2.5%
BHP Group Ltd., ADR	27,910	$2,156,048
Steel Dynamics, Inc.	26,733	2,230,334

		4,386,382

Multiline Retail — 2.2%
Target Corp.	18,420	3,909,092

		3,909,092

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	13,899	2,263,174
ConocoPhillips	28,217	2,821,700
EOG Resources, Inc.	23,732	2,829,566
Phillips 66	10,963	947,094

		8,861,534

Pharmaceuticals — 4.8%
Pfizer, Inc.	79,001	4,089,882
Roche Holding AG, ADR	89,350	4,414,783

		8,504,665

Professional Services — 2.4%
Leidos Holdings, Inc.	10,816	1,168,344
Robert Half International, Inc.	26,376	3,011,612

		4,179,956

Real Estate Management & Development — 2.5%
CBRE Group, Inc., Class A(1)	49,342	4,515,780

		4,515,780

Road & Rail — 1.6%
Knight-Swift Transportation Holdings, Inc.	57,587	2,905,840

		2,905,840

Semiconductors & Semiconductor Equipment — 0.8%
MKS Instruments, Inc.	9,327	1,399,050

		1,399,050

Specialty Retail — 3.7%
AutoZone, Inc.(1)	1,180	2,412,604
Lowe’s Cos., Inc.	5,641	1,140,554
Murphy USA, Inc.	6,354	1,270,546
Ulta Beauty, Inc.(1)	4,309	1,715,930

		6,539,634

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	2,147	587,784

		587,784

Tobacco — 3.3%
Philip Morris International, Inc.	61,838	5,809,062

		5,809,062

Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	11,609	989,203

		989,203

Total Common Stocks (Cost $128,212,444)		173,406,574

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Short–Term Investment — 2.4%
Repurchase Agreements — 2.4%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $4,246,352, due 4/1/2022(2)	$4,246,352	$4,246,352

Total Repurchase Agreements (Cost $4,246,352)		4,246,352

Total Investments — 99.9% (Cost $132,458,796)		177,652,926

Assets in excess of other liabilities — 0.1%		104,356

Total Net Assets — 100.0%		$177,757,282

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$3,850,500	$4,331,294

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$173,406,574	$—	$—	$173,406,574
Repurchase Agreements	—	4,246,352	—	4,246,352

Total	$173,406,574	$4,246,352	$—	$177,652,926

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 99.8%
Aerospace & Defense — 1.4%
Raytheon Technologies Corp.	39,935	$3,956,360

		3,956,360

Air Freight & Logistics — 0.7%
FedEx Corp.	8,749	2,024,431

		2,024,431

Automobiles — 1.9%
Ford Motor Co.	125,995	2,130,576
Tesla, Inc.(1)	3,144	3,387,974

		5,518,550

Banks — 4.1%
Bank of America Corp.	140,211	5,779,497
JPMorgan Chase & Co.	42,178	5,749,705

		11,529,202

Beverages — 2.3%
Constellation Brands, Inc., Class A	16,093	3,706,540
Monster Beverage Corp.(1)	34,705	2,772,929

		6,479,469

Biotechnology — 2.7%
Regeneron Pharmaceuticals, Inc.(1)	4,675	3,265,113
Seagen, Inc.(1)	12,311	1,773,400
Vertex Pharmaceuticals, Inc.(1)	10,215	2,665,809

		7,704,322

Building Products — 1.7%
Fortune Brands Home & Security, Inc.	29,725	2,207,973
Johnson Controls International PLC	40,084	2,628,308

		4,836,281

Capital Markets — 2.6%
Charles Schwab Corp.	38,298	3,228,904
Morgan Stanley	47,690	4,168,106

		7,397,010

Chemicals — 2.0%
PPG Industries, Inc.	21,464	2,813,287
Sherwin-Williams Co.	11,971	2,988,201

		5,801,488

Commercial Services & Supplies — 0.5%
Copart, Inc.(1)	11,292	1,416,807

		1,416,807

Communications Equipment — 0.9%
F5, Inc.(1)	11,836	2,473,132

		2,473,132

Consumer Finance — 1.8%
American Express Co.	26,912	5,032,544

		5,032,544

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	63,904	3,255,270

		3,255,270

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — 1.7%
American Electric Power Co., Inc.	18,962	$1,891,839
Duke Energy Corp.	27,579	3,079,471

		4,971,310

Electrical Equipment — 1.0%
AMETEK, Inc.	20,487	2,728,459

		2,728,459

Electronic Equipment, Instruments & Components — 1.7%
CDW Corp.	14,326	2,562,778
Corning, Inc.	57,822	2,134,210

		4,696,988

Entertainment — 2.5%
Netflix, Inc.(1)	7,586	2,841,640
Walt Disney Co.(1)	30,138	4,133,728

		6,975,368

Equity Real Estate Investment Trusts (REITs) — 1.8%
Gaming and Leisure Properties, Inc.	42,638	2,001,001
Prologis, Inc.	18,504	2,988,026

		4,989,027

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	20,905	2,474,316
Baxter International, Inc.	36,220	2,808,499
Becton Dickinson and Co.	9,934	2,642,444
Hologic, Inc.(1)	30,335	2,330,334

		10,255,593

Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	14,306	7,295,631

		7,295,631

Hotels, Restaurants & Leisure — 3.1%
Airbnb, Inc., Class A(1)	14,752	2,533,804
Booking Holdings, Inc.(1)	1,297	3,045,940
McDonald’s Corp.	13,209	3,266,321

		8,846,065

Household Products — 3.0%
Colgate-Palmolive Co.	37,669	2,856,440
Procter & Gamble Co.	37,128	5,673,159

		8,529,599

Insurance — 2.0%
Chubb Ltd.	15,135	3,237,377
Progressive Corp.	21,456	2,445,769

		5,683,146

Interactive Media & Services — 7.0%
Alphabet, Inc., Class A(1)	4,746	13,200,287
Alphabet, Inc., Class C(1)	1,414	3,949,288
Meta Platforms, Inc., Class A(1)	11,715	2,604,947

		19,754,522

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc.(1)	3,873	12,625,786

		12,625,786

IT Services — 3.8%
Fidelity National Information Services, Inc.	21,565	2,165,557
Global Payments, Inc.	13,901	1,902,213
GoDaddy, Inc., Class A(1)	27,380	2,291,706

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — (continued)
Mastercard, Inc., Class A	12,118	$4,330,731

		10,690,207

Life Sciences Tools & Services — 2.7%
Danaher Corp.	11,890	3,487,694
Thermo Fisher Scientific, Inc.	6,854	4,048,315

		7,536,009

Machinery — 3.0%
Deere & Co.	8,937	3,712,966
Illinois Tool Works, Inc.	11,813	2,473,642
Nordson Corp.	9,876	2,242,642

		8,429,250

Oil, Gas & Consumable Fuels — 2.7%
EOG Resources, Inc.	29,952	3,571,177
Pioneer Natural Resources Co.	16,168	4,042,485

		7,613,662

Pharmaceuticals — 3.2%
Eli Lilly and Co.	17,188	4,922,127
Pfizer, Inc.	81,396	4,213,871

		9,135,998

Professional Services — 1.6%
Equifax, Inc.	10,343	2,452,325
Leidos Holdings, Inc.	18,766	2,027,104

		4,479,429

Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.(1)	28,329	3,097,493
KLA Corp.	9,276	3,395,573
Marvell Technology, Inc.	44,644	3,201,421
NVIDIA Corp.	7,926	2,162,688
QUALCOMM, Inc.	21,309	3,256,441
Texas Instruments, Inc.	22,745	4,173,253

		19,286,869

Software — 9.6%
Microsoft Corp.	60,131	18,538,989
Palo Alto Networks, Inc.(1)	4,033	2,510,583
salesforce.com, Inc.(1)	17,410	3,696,491
Workday, Inc., Class A(1)	10,622	2,543,544

		27,289,607

Specialty Retail — 1.3%
TJX Cos., Inc.	62,871	3,808,725

		3,808,725

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	80,496	14,055,407
NetApp, Inc.	30,199	2,506,517

		16,561,924

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	22,728	3,058,280

		3,058,280

Total Common Stocks (Cost $287,451,717)		282,666,320

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Short–Term Investment — 0.3%
Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $848,835, due 4/1/2022(2)	$848,835	$848,835

Total Repurchase Agreements (Cost $848,835)		848,835

Total Investments — 100.1% (Cost $288,300,552)		283,515,155

Liabilities in excess of other assets — (0.1)%		(232,159)

Total Net Assets — 100.0%		$283,282,996

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$769,800	$865,921

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$282,666,320	$—	$—	$282,666,320
Repurchase Agreements	—	848,835	—	848,835

Total	$282,666,320	$848,835	$—	$283,515,155

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 96.9%
Australia — 1.2%
IDP Education Ltd.	68,671	$1,601,564

		1,601,564

Cayman Islands — 2.4%
Alibaba Group Holding Ltd.(1)	42,168	577,165
JD.com, Inc., Class A(1)	1,100	32,217
Sea Ltd., ADR(1)	11,621	1,392,079
Tencent Holdings Ltd.	25,000	1,179,385

		3,180,846

Denmark — 6.6%
Coloplast A/S, Class B	13,151	1,991,752
Genmab A/S(1)	4,316	1,563,519
Novo Nordisk A/S, Class B	46,402	5,138,867

		8,694,138

France — 12.8%
Capgemini SE	12,362	2,749,843
L’Oreal SA	8,864	3,547,956
LVMH Moet Hennessy Louis Vuitton SE	7,209	5,133,309
Safran SA	15,791	1,855,919
Schneider Electric SE	20,555	3,431,790

		16,718,817

Germany — 5.1%
adidas AG	10,191	2,379,765
Delivery Hero SE(1)(2)	23,155	1,019,942
Symrise AG	17,476	2,098,043
Zalando SE(1)(2)	22,548	1,144,563

		6,642,313

Hong Kong — 5.1%
AIA Group Ltd.	365,200	3,823,437
Hong Kong Exchanges & Clearing Ltd.	59,500	2,804,055

		6,627,492

India — 1.0%
HDFC Bank Ltd., ADR	21,756	1,334,295

		1,334,295

Ireland — 2.3%
Linde PLC	9,502	3,061,934

		3,061,934

Japan — 17.1%
Daikin Industries Ltd.	12,700	2,312,351
Hoya Corp.	22,400	2,556,102
Keyence Corp.	7,200	3,347,481
Kyowa Kirin Co. Ltd.	51,400	1,192,498
Makita Corp.	48,100	1,540,580
Shimano, Inc.	7,900	1,807,008
SMC Corp.	3,500	1,954,796
Sony Group Corp.	36,800	3,798,164
Sysmex Corp.	16,500	1,198,138
Tokyo Electron Ltd.	5,300	2,721,414

		22,428,532

Netherlands — 8.1%
Adyen NV(1)(2)	1,091	2,155,347
Argenx SE(1)	5,436	1,709,335
ASML Holding NV	10,047	6,701,343

		10,566,025

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Republic of Korea — 1.4%
Samsung Electronics Co. Ltd.	33,077	$1,889,611

		1,889,611

Singapore — 2.0%
DBS Group Holdings Ltd.	97,200	2,555,421

		2,555,421

Sweden — 3.2%
Assa Abloy AB, Class B	69,940	1,885,828
Atlas Copco AB, Class A	43,269	2,245,596

		4,131,424

Switzerland — 13.9%
Lonza Group AG (Reg S)	3,903	2,827,658
Nestle SA (Reg S)	50,303	6,530,376
Partners Group Holding AG	1,260	1,565,383
Roche Holding AG	14,518	5,741,511
Straumann Holding AG (Reg S)	984	1,574,541

		18,239,469

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,186	1,270,512

		1,270,512

United Kingdom — 12.7%
Allfunds Group PLC(1)	82,869	946,044
Anglo American PLC	17,341	894,388
Diageo PLC	95,307	4,817,120
Ferguson PLC	14,674	1,991,848
Intertek Group PLC	27,211	1,858,249
London Stock Exchange Group PLC	20,156	2,105,812
Oxford Nanopore Technologies PLC(1)	171,310	887,411
RELX PLC	99,739	3,105,006

		16,605,878

United States — 1.0%
MercadoLibre, Inc.(1)	1,117	1,328,649

		1,328,649

Total Common Stocks (Cost $99,293,355)		126,876,920

Preferred Stocks — 0.9%
Germany — 0.9%
Sartorius AG, 0.35%	2,657	1,179,999

Total Preferred Stocks (Cost $912,112)		1,179,999

	Principal Amount	Value

Short–Term Investment — 2.0%
Repurchase Agreements — 2.0%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $2,601,626, due 4/1/2022(3)	$2,601,626	2,601,626

Total Repurchase Agreements (Cost $2,601,626)		2,601,626

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2022 (unaudited)	Value

Total Investments — 99.8% (Cost $102,807,093)	$130,658,545

Assets in excess of other liabilities — 0.2%	293,861

Total Net Assets — 100.0%	$130,952,406

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2022, the aggregate market value of these securities amounted to $4,319,852, representing 3.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	11/15/2040	$2,128,600	$2,653,766

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,601,564	*	$—	$1,601,564
Cayman Islands	1,392,079	1,788,767	*	—	3,180,846
Denmark	—	8,694,138	*	—	8,694,138
France	—	16,718,817	*	—	16,718,817
Germany	—	6,642,313	*	—	6,642,313
Hong Kong	—	6,627,492	*	—	6,627,492
India	1,334,295	—		—	1,334,295
Ireland	—	3,061,934	*	—	3,061,934
Japan	—	22,428,532	*	—	22,428,532
Netherlands	—	10,566,025	*	—	10,566,025
Republic of Korea	—	1,889,611	*	—	1,889,611
Singapore	—	2,555,421	*	—	2,555,421
Sweden	—	4,131,424	*	—	4,131,424
Switzerland	—	18,239,469	*	—	18,239,469
Taiwan	1,270,512	—		—	1,270,512
United Kingdom	—	16,605,878	*	—	16,605,878
United States	1,328,649	—		—	1,328,649
Preferred Stocks
Germany	—	1,179,999	*	—	1,179,999
Repurchase Agreements	—	2,601,626		—	2,601,626

Total	$5,325,535	$125,333,010		$—	$130,658,545

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 98.9%
Australia — 1.2%
Macquarie Group Ltd.	28,529	$4,291,579

		4,291,579

Austria — 0.9%
Erste Group Bank AG	94,431	3,424,855

		3,424,855

Belgium — 2.1%
UCB SA	42,833	5,127,643
Umicore SA	56,701	2,449,321

		7,576,964

Brazil — 0.5%
B3 SA - Brasil Bolsa Balcao	540,066	1,782,052

		1,782,052

Canada — 2.6%
Canadian National Railway Co.	36,692	4,922,008
Toronto-Dominion Bank	60,790	4,823,229

		9,745,237

Cayman Islands — 1.6%
Alibaba Group Holding Ltd.(1)	188,700	2,582,790
JD.com, Inc., Class A(1)	2,050	60,040
Kingdee International Software Group Co. Ltd.(1)	647,000	1,427,751
Tencent Holdings Ltd.	42,000	1,981,366

		6,051,947

Denmark — 1.2%
Vestas Wind Systems A/S	144,283	4,259,974

		4,259,974

France — 3.8%
Amundi SA(2)	26,474	1,806,408
EssilorLuxottica SA	20,531	3,747,832
Legrand SA	26,845	2,552,073
Schneider Electric SE	34,880	5,823,441

		13,929,754

Germany — 8.2%
Bayerische Motoren Werke AG	41,567	3,600,296
Daimler Truck Holding AG(1)	69,442	1,929,171
Infineon Technologies AG	87,821	3,000,265
Knorr-Bremse AG	29,418	2,260,110
Mercedes-Benz Group AG	24,419	1,715,108
Merck KGaA	11,139	2,332,828
SAP SE	58,021	6,474,175
Siemens AG (Reg S)	45,419	6,293,357
Zalando SE(1)(2)	51,710	2,624,861

		30,230,171

Hong Kong — 4.2%
AIA Group Ltd.	623,800	6,530,832
BOC Hong Kong Holdings Ltd.	1,179,000	4,436,368
Hong Kong Exchanges & Clearing Ltd.	44,700	2,106,576
Techtronic Industries Co. Ltd.	145,000	2,335,919

		15,409,695

India — 0.7%
HDFC Bank Ltd., ADR	45,419	2,785,547

		2,785,547

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Indonesia — 0.6%
Bank Central Asia Tbk PT	3,992,000	$2,211,725

		2,211,725

Israel — 0.7%
Nice Ltd., ADR(1)	11,107	2,432,433

		2,432,433

Italy — 1.9%
FinecoBank Banca Fineco SpA	194,286	2,950,773
Intesa Sanpaolo SpA	1,845,850	4,219,074

		7,169,847

Japan — 18.4%
Bridgestone Corp.	125,100	4,841,551
Daifuku Co. Ltd.	29,900	2,135,977
Daikin Industries Ltd.	14,500	2,640,086
Disco Corp.	12,400	3,458,871
KDDI Corp.	89,800	2,949,598
Keyence Corp.	7,200	3,347,481
Kubota Corp.	134,600	2,523,478
MISUMI Group, Inc.	88,600	2,636,177
Mitsubishi UFJ Financial Group, Inc.	1,093,300	6,786,304
Murata Manufacturing Co. Ltd.	44,500	2,941,703
Nabtesco Corp.	94,800	2,511,199
Recruit Holdings Co. Ltd.	82,200	3,598,491
Sekisui Chemical Co. Ltd.	167,800	2,403,315
SMC Corp.	8,200	4,579,809
Sony Group Corp.	74,500	7,689,218
Terumo Corp.	102,100	3,092,175
Tokio Marine Holdings, Inc.	68,600	3,989,925
Toyota Motor Corp.	312,600	5,599,762

		67,725,120

Netherlands — 4.9%
Aalberts NV	54,945	2,839,736
Adyen NV(1)(2)	1,242	2,453,659
Akzo Nobel NV	29,890	2,568,034
ASML Holding NV	12,424	8,286,800
Stellantis NV	115,208	1,864,342

		18,012,571

Norway — 2.4%
DNB Bank ASA	99,712	2,257,521
Equinor ASA	173,683	6,517,133

		8,774,654

Republic of Korea — 1.9%
Osstem Implant Co. Ltd.(3)	26,226	2,007,007
Samsung Electronics Co. Ltd.	23,002	1,314,050
Samsung SDI Co. Ltd.	7,443	3,631,771

		6,952,828

Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	469,295	2,683,320
Cellnex Telecom SA(2)	39,046	1,871,555
Iberdrola SA	576,238	6,271,976

		10,826,851

Sweden — 1.4%
Sandvik AB	104,746	2,223,800
Svenska Handelsbanken AB, Class A	306,109	2,817,173

		5,040,973

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Switzerland — 9.6%
Alcon, Inc.	40,140	$3,170,783
Chocoladefabriken Lindt & Spruengli AG	156	1,849,976
Cie Financiere Richemont SA (Reg S)	23,038	2,922,336
Lonza Group AG (Reg S)	4,249	3,078,329
Nestle SA (Reg S)	95,772	12,433,199
Roche Holding AG	24,377	9,640,502
Sika AG (Reg S)	6,261	2,062,729

		35,157,854

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,577	4,022,038

		4,022,038

United Kingdom — 23.6%
Antofagasta PLC	134,425	2,935,337
AstraZeneca PLC	69,228	9,180,406
Barclays PLC	798,392	1,550,964
Bunzl PLC	79,171	3,078,189
Burberry Group PLC	149,558	3,265,918
Diageo PLC	112,558	5,689,041
GlaxoSmithKline PLC	313,681	6,764,196
HSBC Holdings PLC	880,504	6,033,255
Kingfisher PLC	860,232	2,870,897
National Grid PLC	353,534	5,430,173
Ocado Group PLC(1)	40,442	618,185
Prudential PLC	183,298	2,707,636
Reckitt Benckiser Group PLC	87,592	6,695,269
RELX PLC	135,232	4,212,227
Shell PLC	417,975	11,513,126
Smith & Nephew PLC	186,261	2,968,925
Tesco PLC	609,992	2,205,328
Unilever PLC	76,212	3,450,096
Vodafone Group PLC	2,160,254	3,544,257
Whitbread PLC(1)	51,923	1,932,211

		86,645,636

United States — 2.5%
Booking Holdings, Inc.(1)	1,686	3,959,487
Lululemon Athletica, Inc.(1)	8,033	2,933,892
MercadoLibre, Inc.(1)	1,983	2,358,739

		9,252,118

Total Common Stocks (Cost $383,914,746)		363,712,423

	Principal Amount	Value

Short–Term Investment — 0.6%
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $2,033,182, due 4/1/2022(4)	$2,033,182	2,033,182

Total Repurchase Agreements (Cost $2,033,182)		2,033,182

Total Investments — 99.5% (Cost $385,947,928)		365,745,605

Assets in excess of other liabilities — 0.5%		1,995,081

Total Net Assets — 100.0%		$367,740,686

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2022, the aggregate market value of these securities amounted to $8,756,483, representing 2.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Osstem Implant Co. Ltd.	26,226	$3,262,473	$2,007,007	8/20/2021 – 10/25/2021	0.55%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	11/15/2040	$1,663,500	$2,073,917

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$4,291,579	*	$—	$4,291,579
Austria	—	3,424,855	*	—	3,424,855
Belgium	—	7,576,964	*	—	7,576,964
Brazil	1,782,052	—		—	1,782,052
Canada	9,745,237	—		—	9,745,237
Cayman Islands	—	6,051,947	*	—	6,051,947
Denmark	—	4,259,974	*	—	4,259,974
France	—	13,929,754	*	—	13,929,754
Germany	—	30,230,171	*	—	30,230,171
Hong Kong	—	15,409,695	*	—	15,409,695
India	2,785,547	—		—	2,785,547
Indonesia	—	2,211,725	*	—	2,211,725
Israel	2,432,433	—		—	2,432,433
Italy	—	7,169,847	*	—	7,169,847
Japan	—	67,725,120	*	—	67,725,120
Netherlands	—	18,012,571	*	—	18,012,571
Norway	—	8,774,654	*	—	8,774,654
Republic of Korea	—	4,945,821	*	2,007,007	6,952,828
Spain	—	10,826,851	*	—	10,826,851
Sweden	—	5,040,973	*	—	5,040,973
Switzerland	—	35,157,854	*	—	35,157,854
Taiwan	4,022,038	—		—	4,022,038
United Kingdom	—	86,645,636	*	—	86,645,636
United States	9,252,118	—		—	9,252,118
Repurchase Agreements	—	2,033,182		—	2,033,182

Total	$30,019,425	$333,719,173		$2,007,007	$365,745,605

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 99.8%
Aerospace & Defense — 1.1%
Raytheon Technologies Corp.	63,005	$6,241,905

		6,241,905

Air Freight & Logistics — 0.6%
FedEx Corp.	14,822	3,429,663

		3,429,663

Automobiles — 2.8%
Tesla, Inc.(1)	14,933	16,091,801

		16,091,801

Beverages — 2.1%
Constellation Brands, Inc., Class A	26,461	6,094,498
Monster Beverage Corp.(1)	75,467	6,029,813

		12,124,311

Biotechnology — 2.8%
Regeneron Pharmaceuticals, Inc.(1)	9,403	6,567,243
Seagen, Inc.(1)	22,467	3,236,371
Vertex Pharmaceuticals, Inc.(1)	24,353	6,355,403

		16,159,017

Building Products — 2.3%
Builders FirstSource, Inc.(1)	59,469	3,838,129
Fortune Brands Home & Security, Inc.	51,423	3,819,700
Johnson Controls International PLC	81,429	5,339,300

		12,997,129

Capital Markets — 1.5%
Morgan Stanley	40,959	3,579,816
S&P Global, Inc.	12,083	4,956,205

		8,536,021

Chemicals — 1.0%
PPG Industries, Inc.	44,739	5,863,941

		5,863,941

Consumer Finance — 1.9%
American Express Co.	58,745	10,985,315

		10,985,315

Electronic Equipment, Instruments & Components — 0.8%
Cognex Corp.	59,539	4,593,434

		4,593,434

Entertainment — 3.1%
Netflix, Inc.(1)	23,335	8,741,057
Roku, Inc.(1)	24,977	3,128,869
Walt Disney Co.(1)	41,099	5,637,139

		17,507,065

Equity Real Estate Investment Trusts (REITs) — 0.9%
Prologis, Inc.	32,229	5,204,339

		5,204,339

Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(1)	9,286	4,048,696
Edwards Lifesciences Corp.(1)	49,550	5,833,026
Teleflex, Inc.	15,348	5,445,931

		15,327,653

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	21,340	$10,882,760

		10,882,760

Hotels, Restaurants & Leisure — 4.4%
Airbnb, Inc., Class A(1)	39,761	6,829,349
Booking Holdings, Inc.(1)	3,565	8,372,224
Chipotle Mexican Grill, Inc.(1)	4,814	7,615,893
Penn National Gaming, Inc.(1)	58,160	2,467,147

		25,284,613

Interactive Media & Services — 7.4%
Alphabet, Inc., Class A(1)	10,089	28,061,040
Meta Platforms, Inc., Class A(1)	64,755	14,398,922

		42,459,962

Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	11,107	36,208,265
Etsy, Inc.(1)	21,666	2,692,650

		38,900,915

IT Services — 5.1%
Block, Inc., Class A(1)	32,621	4,423,408
FleetCor Technologies, Inc.(1)	27,788	6,920,879
Global Payments, Inc.	31,269	4,278,850
Mastercard, Inc., Class A	38,158	13,636,906

		29,260,043

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	14,219	8,398,452

		8,398,452

Machinery — 2.5%
Deere & Co.	22,973	9,544,363
Nordson Corp.	19,563	4,442,366

		13,986,729

Pharmaceuticals — 2.3%
Eli Lilly and Co.	45,973	13,165,288

		13,165,288

Professional Services — 0.9%
Equifax, Inc.	21,720	5,149,812

		5,149,812

Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc.(1)	68,053	7,440,915
Entegris, Inc.	23,707	3,111,781
KLA Corp.	21,380	7,826,363
Marvell Technology, Inc.	85,790	6,152,001
MKS Instruments, Inc.	26,432	3,964,800
NVIDIA Corp.	45,937	12,534,370
Teradyne, Inc.	33,855	4,002,676
Texas Instruments, Inc.	48,681	8,931,990

		53,964,896

Software — 18.7%
Adobe, Inc.(1)	17,104	7,792,924
Avalara, Inc.(1)	35,501	3,532,704
Five9, Inc.(1)	35,668	3,937,747
Microsoft Corp.	166,671	51,386,336
Palo Alto Networks, Inc.(1)	13,331	8,298,681

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Paycom Software, Inc.(1)	12,900	$4,468,302
Qualtrics International, Inc., Class A(1)	94,392	2,694,892
salesforce.com, Inc.(1)	42,710	9,068,187
ServiceNow, Inc.(1)	13,793	7,681,184
Workday, Inc., Class A(1)	31,902	7,639,253

		106,500,210

Specialty Retail — 1.5%
TJX Cos., Inc.	142,303	8,620,716

		8,620,716

Technology Hardware, Storage & Peripherals — 11.0%
Apple, Inc.	327,182	57,129,249
NetApp, Inc.	70,826	5,878,558

		63,007,807

Textiles, Apparel & Luxury Goods — 2.7%
Lululemon Athletica, Inc.(1)	19,574	7,149,012
NIKE, Inc., Class B	62,019	8,345,277

		15,494,289

Total Common Stocks (Cost $404,421,385)		570,138,086

	Principal Amount	Value

Short–Term Investment — 0.3%
Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $1,600,230, due 4/1/2022(2)	$1,600,230	1,600,230

Total Repurchase Agreements (Cost $1,600,230)		1,600,230

Total Investments — 100.1% (Cost $406,021,615)		571,738,316

Liabilities in excess of other assets — (0.1)%		(509,679)

Total Net Assets — 100.0%		$571,228,637

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$1,451,100	$1,632,292

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$570,138,086	$—	$—	$570,138,086
Repurchase Agreements	—	1,600,230	—	1,600,230

Total	$570,138,086	$1,600,230	$—	$571,738,316

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 98.7%
Aerospace & Defense — 2.7%
General Dynamics Corp.	13,042	$3,145,469
Howmet Aerospace, Inc.	62,303	2,239,170

		5,384,639

Banks — 7.5%
Bank of America Corp.	77,563	3,197,147
JPMorgan Chase & Co.	36,618	4,991,766
Truist Financial Corp.	41,590	2,358,153
Wells Fargo & Co.	88,163	4,272,379

		14,819,445

Beverages — 2.4%
Coca-Cola Europacific Partners PLC	35,492	1,725,266
Keurig Dr Pepper, Inc.	77,725	2,945,778

		4,671,044

Biotechnology — 1.5%
AbbVie, Inc.	17,866	2,896,257

		2,896,257

Building Products — 0.8%
Allegion PLC	8,061	884,937
Owens Corning	8,404	768,966

		1,653,903

Capital Markets — 2.7%
Charles Schwab Corp.	36,095	3,043,169
Goldman Sachs Group, Inc.	6,646	2,193,845

		5,237,014

Chemicals — 2.3%
Axalta Coating Systems Ltd.(1)	55,117	1,354,776
DuPont de Nemours, Inc.	43,749	3,219,051

		4,573,827

Communications Equipment — 2.2%
Cisco Systems, Inc.	76,979	4,292,349

		4,292,349

Construction Materials — 0.4%
CRH PLC, ADR	20,485	820,629

		820,629

Consumer Finance — 1.2%
Capital One Financial Corp.	18,460	2,423,613

		2,423,613

Distributors — 0.7%
LKQ Corp.	30,926	1,404,350

		1,404,350

Diversified Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B(1)	19,206	6,777,989

		6,777,989

Electrical Equipment — 1.3%
Eaton Corp. PLC	17,453	2,648,667

		2,648,667

Energy Equipment & Services — 1.2%
Schlumberger NV	59,012	2,437,786

		2,437,786

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.8%
Activision Blizzard, Inc.	19,693	$1,577,606

		1,577,606

Food & Staples Retailing — 0.8%
US Foods Holding Corp.(1)	42,112	1,584,675

		1,584,675

Health Care Providers & Services — 9.7%
AmerisourceBergen Corp.	12,513	1,935,886
Centene Corp.(1)	39,658	3,338,807
Cigna Corp.	15,129	3,625,060
CVS Health Corp.	34,835	3,525,650
McKesson Corp.	6,277	1,921,578
UnitedHealth Group, Inc.	9,496	4,842,675

		19,189,656

Hotels, Restaurants & Leisure — 0.4%
Restaurant Brands International, Inc.	12,356	721,467

		721,467

Household Durables — 1.2%
Mohawk Industries, Inc.(1)	9,311	1,156,426
Sony Group Corp., ADR	11,937	1,226,050

		2,382,476

Household Products — 1.8%
Procter & Gamble Co.	22,996	3,513,789

		3,513,789

Insurance — 1.9%
Chubb Ltd.	11,084	2,370,868
Everest Re Group Ltd.	4,430	1,335,113

		3,705,981

Interactive Media & Services — 3.8%
Alphabet, Inc., Class A(1)	2,010	5,590,514
Meta Platforms, Inc., Class A(1)	8,151	1,812,456

		7,402,970

IT Services — 4.0%
Cognizant Technology Solutions Corp., Class A	18,276	1,638,809
Fidelity National Information Services, Inc.	27,095	2,720,880
FleetCor Technologies, Inc.(1)	6,485	1,615,154
Global Payments, Inc.	14,013	1,917,539

		7,892,382

Life Sciences Tools & Services — 1.8%
Avantor, Inc.(1)	56,571	1,913,231
ICON PLC(1)	6,947	1,689,650

		3,602,881

Machinery — 5.0%
Caterpillar, Inc.	7,291	1,624,581
Deere & Co.	7,069	2,936,887
Dover Corp.	6,741	1,057,663
Middleby Corp.(1)	5,875	963,147
Otis Worldwide Corp.	24,395	1,877,195
Westinghouse Air Brake Technologies Corp.	15,349	1,476,113

		9,935,586

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Multi-Utilities — 2.0%
CenterPoint Energy, Inc.	61,237	$1,876,302
Dominion Energy, Inc.	25,393	2,157,643

		4,033,945

Multiline Retail — 0.4%
Kohl’s Corp.	13,042	788,519

		788,519

Oil, Gas & Consumable Fuels — 10.2%
Canadian Natural Resources Ltd.	46,698	2,894,342
Cenovus Energy, Inc.	69,984	1,167,333
ConocoPhillips	65,337	6,533,700
Devon Energy Corp.	17,356	1,026,260
EOG Resources, Inc.	15,207	1,813,131
Marathon Petroleum Corp.	38,996	3,334,158
Pioneer Natural Resources Co.	13,191	3,298,146

		20,067,070

Pharmaceuticals — 7.6%
Bristol Myers Squibb Co.	33,308	2,432,483
Johnson & Johnson	41,010	7,268,202
Novartis AG, ADR	19,977	1,752,982
Sanofi, ADR	69,123	3,548,775

		15,002,442

Professional Services — 0.7%
Leidos Holdings, Inc.	12,571	1,357,919

		1,357,919

Road & Rail — 2.0%
Canadian National Railway Co.	13,997	1,877,557
Union Pacific Corp.	7,341	2,005,635

		3,883,192

Semiconductors & Semiconductor Equipment — 7.0%
Applied Materials, Inc.	15,629	2,059,902
KLA Corp.	3,149	1,152,723
Lam Research Corp.	1,835	986,514
Microchip Technology, Inc.	13,378	1,005,223
Micron Technology, Inc.	38,390	2,990,197
NXP Semiconductors NV	3,618	669,620
Qorvo, Inc.(1)	12,161	1,509,180
QUALCOMM, Inc.	22,850	3,491,937

		13,865,296

Software — 1.5%
NortonLifeLock, Inc.	47,593	1,262,166
SS&C Technologies Holdings, Inc.	23,693	1,777,449

		3,039,615

Specialty Retail — 3.2%
AutoZone, Inc.(1)	2,374	4,853,833
TJX Cos., Inc.	24,391	1,477,607

		6,331,440

Technology Hardware, Storage & Peripherals — 0.4%
NetApp, Inc.	9,270	769,410

		769,410

Trading Companies & Distributors — 1.1%
United Rentals, Inc.(1)	6,229	2,212,603

		2,212,603

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(1)	16,736	$2,148,066

		2,148,066

Total Common Stocks (Cost $141,862,777)		195,050,498

	Principal Amount	Value

Short–Term Investment — 1.4%
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $2,739,644, due 4/1/2022(2)	$2,739,644	2,739,644

Total Repurchase Agreements (Cost $2,739,644)		2,739,644

Total Investments — 100.1% (Cost $144,602,421)		197,790,142

Liabilities in excess of other assets — (0.1)%		(104,834)

Total Net Assets — 100.0%		$197,685,308

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$2,484,300	$2,794,503

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$195,050,498	$—	$—	$195,050,498
Repurchase Agreements	—	2,739,644	—	2,739,644

Total	$195,050,498	$2,739,644	$—	$197,790,142

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 98.3%
Aerospace & Defense — 2.0%
Raytheon Technologies Corp.	63,820	$6,322,647

		6,322,647

Air Freight & Logistics — 2.7%
United Parcel Service, Inc., Class B	39,756	8,526,072

		8,526,072

Auto Components — 1.3%
Aptiv PLC(1)	34,774	4,162,796

		4,162,796

Beverages — 1.7%
Monster Beverage Corp.(1)	67,190	5,368,481

		5,368,481

Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc.(1)	7,791	600,686

		600,686

Capital Markets — 2.0%
S&P Global, Inc.	15,923	6,531,296

		6,531,296

Electrical Equipment — 1.8%
Eaton Corp. PLC	37,740	5,727,422

		5,727,422

Entertainment — 4.6%
Netflix, Inc.(1)	19,100	7,154,669
Sea Ltd., ADR(1)	24,260	2,906,105
Walt Disney Co.(1)	34,219	4,693,478

		14,754,252

Equity Real Estate Investment Trusts (REITs) — 1.6%
Equinix, Inc.	6,727	4,988,878

		4,988,878

Health Care Equipment & Supplies — 5.0%
Alcon, Inc.	61,460	4,875,622
Dexcom, Inc.(1)	10,800	5,525,280
Intuitive Surgical, Inc.(1)	18,470	5,572,029

		15,972,931

Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	25,447	12,977,207

		12,977,207

Interactive Media & Services — 4.3%
Meta Platforms, Inc., Class A(1)	61,513	13,678,031

		13,678,031

Internet & Direct Marketing Retail — 10.6%
Alibaba Group Holding Ltd., ADR(1)	27,586	3,001,357
Amazon.com, Inc.(1)	9,505	30,985,825

		33,987,182

IT Services — 7.0%
Fidelity National Information Services, Inc.	28,587	2,870,707
PayPal Holdings, Inc.(1)	44,000	5,088,600
Visa, Inc., Class A	64,187	14,234,751

		22,194,058

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 3.2%
Thermo Fisher Scientific, Inc.	17,132	$10,119,016

		10,119,016

Pharmaceuticals — 2.7%
Zoetis, Inc.	45,521	8,584,805

		8,584,805

Road & Rail — 1.4%
Uber Technologies, Inc.(1)	128,882	4,598,510

		4,598,510

Semiconductors & Semiconductor Equipment — 7.4%
ASML Holding NV	6,200	4,141,166
Intel Corp.	62,900	3,117,324
NVIDIA Corp.	53,632	14,634,028
NXP Semiconductors NV	8,640	1,599,091

		23,491,609

Software — 22.1%
Adobe, Inc.(1)	17,360	7,909,563
Atlassian Corp. PLC, Class A(1)	19,490	5,726,747
Microsoft Corp.	62,004	19,116,453
Palo Alto Networks, Inc.(1)	19,394	12,072,959
salesforce.com, Inc.(1)	51,550	10,945,096
Splunk, Inc.(1)	37,881	5,629,495
UiPath, Inc., Class A(1)	50,659	1,093,728
Unity Software, Inc.(1)	27,200	2,698,512
Workday, Inc., Class A(1)	22,630	5,418,980

		70,611,533

Specialty Retail — 4.2%
Advance Auto Parts, Inc.	21,860	4,524,146
Tractor Supply Co.	22,720	5,302,166
Ulta Beauty, Inc.(1)	9,133	3,636,943

		13,463,255

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	83,544	14,587,618

		14,587,618

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	40,100	5,395,856

		5,395,856

Trading Companies & Distributors — 2.1%
WW Grainger, Inc.	13,179	6,797,596

		6,797,596

Total Common Stocks (Cost $216,916,375)		313,441,737

	Principal Amount	Value

Short–Term Investment — 1.8%
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $5,747,995, due 4/1/2022(2)	$5,747,995	5,747,995

Total Repurchase Agreements (Cost $5,747,995)		5,747,995

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2022 (unaudited)	Value

Total Investments — 100.1% (Cost $222,664,370)	$319,189,732

Liabilities in excess of other assets — (0.1)%	(443,405)

Total Net Assets — 100.0%	$318,746,327

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$5,212,200	$5,863,023

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$313,441,737	$—	$—	$313,441,737
Repurchase Agreements	—	5,747,995	—	5,747,995

Total	$313,441,737	$5,747,995	$—	$319,189,732

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 96.8%
Aerospace & Defense — 1.8%
L3Harris Technologies, Inc.	8,272	$2,055,344

		2,055,344

Airlines — 0.9%
Ryanair Holdings PLC, ADR(1)	12,247	1,066,959

		1,066,959

Auto Components — 0.6%
Visteon Corp.(1)	5,696	621,604

		621,604

Banks — 0.6%
SVB Financial Group(1)	1,161	649,521

		649,521

Biotechnology — 2.4%
Abcam PLC, ADR(1)	15,966	292,018
Ascendis Pharma A/S, ADR(1)	4,261	500,071
BioMarin Pharmaceutical, Inc.(1)	8,707	671,310
Neurocrine Biosciences, Inc.(1)	8,426	789,937
Sarepta Therapeutics, Inc.(1)	6,091	475,829

		2,729,165

Capital Markets — 5.9%
Cboe Global Markets, Inc.	8,150	932,523
Charles Schwab Corp.	5,539	466,993
LPL Financial Holdings, Inc.	25,523	4,662,542
MSCI, Inc.	1,093	549,648

		6,611,706

Commercial Services & Supplies — 2.0%
Cimpress PLC(1)	12,024	764,606
Ritchie Bros Auctioneers, Inc.	26,023	1,536,138

		2,300,744

Containers & Packaging — 1.3%
Sealed Air Corp.	21,804	1,459,996

		1,459,996

Diversified Consumer Services — 1.4%
Frontdoor, Inc.(1)	18,744	559,508
Terminix Global Holdings, Inc.(1)	22,320	1,018,462

		1,577,970

Electric Utilities — 1.7%
Alliant Energy Corp.	31,368	1,959,873

		1,959,873

Electrical Equipment — 3.0%
Regal Rexnord Corp.	4,391	653,293
Sensata Technologies Holding PLC(1)	54,098	2,750,883

		3,404,176

Electronic Equipment, Instruments & Components — 7.4%
Flex Ltd.(1)	103,103	1,912,561
National Instruments Corp.	33,906	1,376,244
TE Connectivity Ltd.	23,148	3,031,925
Teledyne Technologies, Inc.(1)	4,214	1,991,663

		8,312,393

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 1.7%
Liberty Media Corp-Liberty Formula One, Class C(1)	27,107	$1,893,153

		1,893,153

Equity Real Estate Investment Trusts (REITs) — 1.6%
Lamar Advertising Co., Class A	15,947	1,852,722

		1,852,722

Health Care Equipment & Supplies — 8.0%
Boston Scientific Corp.(1)	66,989	2,966,943
Cooper Cos., Inc.	3,334	1,392,245
Dentsply Sirona, Inc.	21,156	1,041,298
ICU Medical, Inc.(1)	6,461	1,438,477
Teleflex, Inc.	6,169	2,188,946

		9,027,909

Hotels, Restaurants & Leisure — 1.8%
Aramark	30,417	1,143,679
Entain PLC (United Kingdom)(1)	42,618	914,092

		2,057,771

Insurance — 7.0%
Aon PLC, Class A	3,201	1,042,342
Intact Financial Corp. (Canada)	18,605	2,749,043
Ryan Specialty Group Holdings, Inc., Class A(1)	27,482	1,066,027
WR Berkley Corp.	44,676	2,974,941

		7,832,353

Interactive Media & Services — 0.6%
Ziff Davis, Inc.(1)	6,812	659,265

		659,265

Internet & Direct Marketing Retail — 0.6%
Wayfair, Inc., Class A(1)	5,825	645,293

		645,293

IT Services — 11.2%
Amdocs Ltd.	27,686	2,276,066
Broadridge Financial Solutions, Inc.	11,223	1,747,533
Fidelity National Information Services, Inc.	13,880	1,393,830
Global Payments, Inc.	10,244	1,401,789
GoDaddy, Inc., Class A(1)	31,101	2,603,154
WEX, Inc.(1)	15,073	2,689,777
Wix.com Ltd.(1)	4,775	498,796

		12,610,945

Life Sciences Tools & Services — 3.4%
Avantor, Inc.(1)	22,313	754,626
Illumina, Inc.(1)	2,255	787,897
PerkinElmer, Inc.	8,896	1,551,996
Waters Corp.(1)	2,302	714,518

		3,809,037

Machinery — 2.4%
Ingersoll Rand, Inc.	27,884	1,403,960
Westinghouse Air Brake Technologies Corp.	13,548	1,302,911

		2,706,871

Multiline Retail — 0.4%
Dollar Tree, Inc.(1)	2,500	400,375

		400,375

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 2.3%
Catalent, Inc.(1)	15,059	$1,670,043
Elanco Animal Health, Inc.(1)	34,442	898,592

		2,568,635

Professional Services — 0.2%
Upwork, Inc.(1)	10,209	237,257

		237,257

Real Estate Management & Development — 0.2%
Redfin Corp.(1)	14,432	260,353

		260,353

Road & Rail — 2.6%
JB Hunt Transport Services, Inc.	14,606	2,932,739

		2,932,739

Semiconductors & Semiconductor Equipment — 8.2%
KLA Corp.	6,489	2,375,364
Lam Research Corp.	1,538	826,844
Microchip Technology, Inc.	21,331	1,602,811
NXP Semiconductors NV	5,514	1,020,531
ON Semiconductor Corp.(1)	54,144	3,389,956

		9,215,506

Software — 10.5%
Atlassian Corp. PLC, Class A(1)	2,168	637,023
Ceridian HCM Holding, Inc.(1)	19,424	1,327,825
Constellation Software, Inc. (Canada)	1,907	3,259,816
Dolby Laboratories, Inc., Class A	7,912	618,877
Dynatrace, Inc.(1)	14,651	690,062
Nice Ltd., ADR(1)	6,991	1,531,029
SS&C Technologies Holdings, Inc.	46,391	3,480,253
Topicus.com, Inc. (Canada)(1)	3,713	276,956

		11,821,841

Specialty Retail — 2.3%
Burlington Stores, Inc.(1)	3,826	696,983
CarMax, Inc.(1)	19,167	1,849,232

		2,546,215

Textiles, Apparel & Luxury Goods — 1.4%
Gildan Activewear, Inc.	43,539	1,631,842

		1,631,842

Trading Companies & Distributors — 1.4%
Ferguson PLC (United Kingdom)	11,422	1,550,422

		1,550,422

Total Common Stocks (Cost $79,793,212)		109,009,955

	Principal Amount	Value

Short–Term Investment — 2.9%
Repurchase Agreements — 2.9%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $3,336,201, due 4/1/2022(2)	$3,336,201	3,336,201

Total Repurchase Agreements (Cost $3,336,201)		3,336,201

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2022 (unaudited)	Value

Total Investments — 99.7% (Cost $83,129,413)	$112,346,156

Assets in excess of other liabilities — 0.3%	298,413

Total Net Assets — 100.0%	$112,644,569

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$3,025,200	$3,402,943

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$106,545,441	$2,464,514	*	$—	$109,009,955
Repurchase Agreements	—	3,336,201		—	3,336,201

Total	$106,545,441	$5,800,715		$—	$112,346,156

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 96.0%
Auto Components — 2.9%
Aptiv PLC(1)	17,739	$2,123,536
Lear Corp.	28,493	4,062,817

		6,186,353

Banks — 4.3%
Fifth Third Bancorp	90,320	3,887,373
PacWest Bancorp	29,301	1,263,752
Regions Financial Corp.	137,454	3,059,726
Zions Bancorporation NA	15,638	1,025,227

		9,236,078

Beverages — 2.4%
Keurig Dr Pepper, Inc.	139,811	5,298,837

		5,298,837

Building Products — 5.2%
Builders FirstSource, Inc.(1)	40,917	2,640,783
Carlisle Cos., Inc.	34,662	8,524,079

		11,164,862

Capital Markets — 0.8%
LPL Financial Holdings, Inc.	9,300	1,698,924

		1,698,924

Chemicals — 1.7%
Celanese Corp.	13,677	1,954,033
FMC Corp.	13,032	1,714,620

		3,668,653

Commercial Services & Supplies — 3.1%
Republic Services, Inc.	51,038	6,762,535

		6,762,535

Communications Equipment — 1.0%
Juniper Networks, Inc.	58,188	2,162,266

		2,162,266

Construction & Engineering — 2.3%
API Group Corp.(1)	51,997	1,093,497
MasTec, Inc.(1)	44,104	3,841,458

		4,934,955

Construction Materials — 1.0%
Vulcan Materials Co.	12,139	2,229,934

		2,229,934

Consumer Finance — 1.5%
Discover Financial Services	28,986	3,193,967

		3,193,967

Containers & Packaging — 0.8%
AptarGroup, Inc.	13,980	1,642,650

		1,642,650

Distributors — 2.7%
LKQ Corp.	126,363	5,738,144

		5,738,144

Diversified Financial Services — 1.2%
Pershing Square Tontine Holdings Ltd., Class A(1)	135,748	2,700,028

		2,700,028

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — 5.0%
American Electric Power Co., Inc.	55,110	$5,498,325
FirstEnergy Corp.	114,354	5,244,274

		10,742,599

Energy Equipment & Services — 1.2%
Baker Hughes Co.	27,745	1,010,196
NOV, Inc.	79,410	1,557,230

		2,567,426

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Campus Communities, Inc.	56,691	3,172,995
Gaming and Leisure Properties, Inc.	63,760	2,992,257

		6,165,252

Health Care Equipment & Supplies — 3.8%
Alcon, Inc.	60,088	4,766,781
Zimmer Biomet Holdings, Inc.	26,342	3,369,142

		8,135,923

Health Care Providers & Services — 3.9%
Humana, Inc.	11,101	4,830,822
Universal Health Services, Inc., Class B	24,272	3,518,227

		8,349,049

Hotels, Restaurants & Leisure — 1.2%
Wendy’s Co.	9,690	212,889
Yum China Holdings, Inc.	56,029	2,327,445

		2,540,334

Household Durables — 2.7%
D.R. Horton, Inc.	66,314	4,941,056
Helen of Troy Ltd.(1)	4,701	920,644

		5,861,700

Household Products — 4.3%
Church & Dwight Co., Inc.	39,395	3,915,075
Reynolds Consumer Products, Inc.	184,092	5,401,259

		9,316,334

Insurance — 9.5%
Allstate Corp.	24,722	3,424,244
Arch Capital Group Ltd.(1)	145,363	7,038,477
Axis Capital Holdings Ltd.	7,340	443,850
Brown & Brown, Inc.	89,426	6,462,817
Loews Corp.	48,232	3,126,398

		20,495,786

IT Services — 4.8%
Amdocs Ltd.	75,199	6,182,110
Euronet Worldwide, Inc.(1)	31,905	4,152,436

		10,334,546

Machinery — 4.5%
Donaldson Co., Inc.	55,234	2,868,302
Gates Industrial Corp. PLC(1)	141,634	2,133,008
Stanley Black & Decker, Inc.	33,552	4,690,234

		9,691,544

Metals & Mining — 1.5%
Freeport-McMoRan, Inc.	65,965	3,281,099

		3,281,099

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Annaly Capital Management, Inc.	583,552	$4,108,206

		4,108,206

Oil, Gas & Consumable Fuels — 5.0%
Devon Energy Corp.	37,450	2,214,418
EOG Resources, Inc.	35,684	4,254,603
Valero Energy Corp.	43,703	4,437,603

		10,906,624

Professional Services — 2.7%
Dun & Bradstreet Holdings, Inc.(1)	70,440	1,234,109
Jacobs Engineering Group, Inc.	33,831	4,662,250

		5,896,359

Real Estate Management & Development — 2.7%
CBRE Group, Inc., Class A(1)	63,145	5,779,030

		5,779,030

Software — 1.7%
NCR Corp.(1)	90,073	3,620,034

		3,620,034

Specialty Retail — 1.1%
Best Buy Co., Inc.	26,611	2,418,940

		2,418,940

Trading Companies & Distributors — 2.7%
AerCap Holdings NV(1)	117,158	5,890,704

		5,890,704

Water Utilities — 2.0%
American Water Works Co., Inc.	26,483	4,383,731

		4,383,731

Total Common Stocks (Cost $151,204,890)		207,103,406

Exchange–Traded Funds — 1.2%
SPDR S&P Oil & Gas Exploration & Production ETF	19,875	2,674,181

Total Exchange–Traded Funds (Cost $1,144,694)		2,674,181

Warrants — 0.0%
Liberty Media Acquisition Corp., Class A(1)	7,895	5,290
Pershing Square Tontine Holdings Ltd., Class A(1)	17,930	16,854

Total Warrants (Cost $118,884)		22,144

	Principal Amount	Value

Short–Term Investment — 2.9%
Repurchase Agreements — 2.9%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $6,175,863, due 4/1/2022(2)	$6,175,863	6,175,863

Total Repurchase Agreements (Cost $6,175,863)		6,175,863

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2022 (unaudited)	Value

Total Investments — 100.1% (Cost $158,644,331)	$215,975,594

Liabilities in excess of other assets — (0.1)%	(186,132)

Total Net Assets — 100.0%	$215,789,462

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$5,600,200	$6,299,471

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$207,103,406	$—	$—	$207,103,406
Exchange–Traded Funds	2,674,181	—	—	2,674,181
Warrants	—	22,144	—	22,144
Repurchase Agreements	—	6,175,863	—	6,175,863

Total	$209,777,587	$6,198,007	$—	$215,975,594

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 8.7%
Government National Mortgage Association
3.50% due 5/19/2052(1)	$3,050,000	$3,057,148
Uniform Mortgage-Backed Security
3.00% due 5/12/2052(1)	7,580,000	7,348,751
3.50% due 5/1/2052(1)	16,267,000	16,229,440

Total Agency Mortgage–Backed Securities (Cost $26,577,436)		26,635,339

Asset–Backed Securities — 18.8%
AMMC CLO 23 Ltd.
2020-23A CR
2.241% (LIBOR 3 Month + 2.00%) due 10/17/2031(2)(3)	540,000	529,308
Apidos CLO XXXV
2021-35A A
1.304% (LIBOR 3 Month + 1.05%) due 4/20/2034(2)(3)	400,000	394,759
Arbor Realty Commercial Real Estate Ltd.
2021-FL2 D
2.897% (LIBOR 1 Month + 2.50%) due 5/15/2036(2)(3)	700,000	686,874
2021-FL2 E
3.347% (LIBOR 1 Month + 2.95%) due 5/15/2036(2)(3)	170,000	165,851
2021-FL3 D
2.597% (LIBOR 1 Month + 2.20%) due 8/15/2034(2)(3)	1,030,000	1,001,954
Avid Automobile Receivables Trust
2019-1 B
2.82% due 7/15/2026(2)	305,645	306,063
2019-1 D
4.03% due 7/15/2026(2)	2,290,000	2,287,827
2021-1 E
3.39% due 4/17/2028(2)	830,000	755,288
Avis Budget Rental Car Funding AESOP LLC
2019-3A A
2.36% due 3/20/2026(2)	1,545,000	1,502,177
2020-2A A
2.02% due 2/20/2027(2)	1,750,000	1,659,004
Bain Capital Credit CLO
2019-2A AR
1.341% (LIBOR 3 Month + 1.10%) due 10/17/2032(2)(3)	880,000	877,594
Barings CLO Ltd.
2018-3A D
3.154% (LIBOR 3 Month + 2.90%) due 7/20/2029(2)(3)	250,000	242,050
2019-3A BR
1.854% (LIBOR 3 Month + 1.60%) due 4/20/2031(2)(3)	540,000	537,066
Carlyle Global Market Strategies CLO Ltd.
2015-5A BRR
2.554% (LIBOR 3 Month + 2.30%) due 1/20/2032(2)(3)	410,000	407,619
Carlyle U.S. CLO Ltd.
2021-1A A1
1.381% (LIBOR 3 Month + 1.14%) due 4/15/2034(2)(3)	1,400,000	1,394,849
CarMax Auto Owner Trust
2021-1 A2A
0.22% due 2/15/2024	677,158	676,156

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
CBAM Ltd.
2017-1A D
4.004% (LIBOR 3 Month + 3.75%) due 7/20/2030(2)(3)	$530,000	$526,078
CIFC Funding Ltd.
2021-1A A1
1.368% (LIBOR 3 Month + 1.11%) due 4/25/2033(2)(3)	1,330,000	1,321,366
2021-4A A
1.291% (LIBOR 3 Month + 1.05%) due 7/15/2033(2)(3)	1,000,000	988,150
CPS Auto Receivables Trust
2018-B D
4.26% due 3/15/2024(2)	255,164	256,270
2020-C C
1.71% due 8/17/2026(2)	410,000	409,021
Drive Auto Receivables Trust
2020-2 C
2.28% due 8/17/2026	1,975,000	1,974,092
Dryden 58 CLO Ltd.
2018-58A B
1.741% (LIBOR 3 Month + 1.50%) due 7/17/2031(2)(3)	1,400,000	1,393,025
Dryden Senior Loan Fund
2017-47A BR
1.711% (LIBOR 3 Month + 1.47%) due 4/15/2028(2)(3)	1,010,000	1,006,245
Exeter Automobile Receivables Trust
2020-2A E
7.19% due 9/15/2027(2)	1,100,000	1,144,012
First Investors Auto Owner Trust
2021-1A E
3.35% due 4/15/2027(2)	600,000	582,280
Flagship Credit Auto Trust
2018-3 E
5.28% due 12/15/2025(2)	725,000	733,478
2020-2 A
1.49% due 7/15/2024(2)	14,761	14,760
2021-1 A
0.31% due 6/16/2025(2)	365,959	363,389
Ford Credit Auto Lease Trust
2021-A A2
0.19% due 7/15/2023	659,412	658,565
Ford Credit Floorplan Master Owner Trust
2018-4 A
4.06% due 11/15/2030	146,000	151,331
GM Financial Consumer Automobile Receivables Trust
2022-1 C
1.94% due 4/17/2028	830,000	788,282
GM Financial Revolving Receivables Trust
2021-1 C
1.67% due 6/12/2034(2)	955,000	872,978
Hertz Vehicle Financing III LP
2021-2A A
1.68% due 12/27/2027(2)	1,165,000	1,070,205
HGI CRE CLO Ltd.
2021-FL1 C
2.131% (LIBOR 1 Month + 1.70%) due 6/16/2036(2)(3)	550,000	542,594

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2021-FL1 D
2.781% (LIBOR 1 Month + 2.35%) due 6/16/2036(2)(3)	$500,000	$492,201
Invesco CLO Ltd.
2021-3A B
1.769% (LIBOR 3 Month + 1.65%) due 10/22/2034(2)(3)	320,000	319,002
KKR CLO 30 Ltd.
30A CR
2.241% (LIBOR 3 Month + 2.00%) due 10/17/2031(2)(3)	310,000	307,746
Lending Funding Trust
2020-2A A
2.32% due 4/21/2031(2)	936,000	874,676
Lendmark Funding Trust
2021-1A A
1.90% due 11/20/2031(2)	750,000	681,883
2021-2A C
3.09% due 4/20/2032(2)	450,000	402,751
LoanCore Issuer Ltd.
2022-CRE7 A
1.60% (SOFR30A + 1.55%) due 1/17/2037(2)(3)	680,000	675,400
Logan CLO I Ltd.
2021-1A A
1.414% (LIBOR 3 Month + 1.16%) due 7/20/2034(2)(3)	530,000	529,322
Marble Point CLO XVII Ltd.
2020-1A A
1.554% (LIBOR 3 Month + 1.30%) due 4/20/2033(2)(3)	613,030	612,917
Mariner Finance Issuance Trust
2021-BA D
3.42% due 11/20/2036(2)	555,000	507,689
Marlette Funding Trust
2020-2A D
4.65% due 9/16/2030(2)	1,060,000	1,069,357
Master Credit Card Trust II
2018-1A A
0.939% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	99,984
ME Funding LLC
2019-1 A2
6.448% due 7/30/2049(2)	1,096,755	1,120,483
Mercedes-Benz Auto Lease Trust
2021-A A2
0.18% due 3/15/2023	362,315	362,066
Mountain View CLO LLC
2017-1A AR
1.331% (LIBOR 3 Month + 1.09%) due 10/16/2029(2)(3)	547,436	544,371
Nelnet Student Loan Trust
2021-DA B
2.90% due 4/20/2062(2)	570,000	526,578
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A A1
1.588% (LIBOR 3 Month + 1.34%) due 1/19/2033(2)(3)	1,000,000	997,806
Newark BSL CLO 1 Ltd.
2016-1A CR
3.268% (LIBOR 3 Month + 3.00%) due 12/21/2029(2)(3)	360,000	358,342

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities — (continued)
NextGear Floorplan Master Owner Trust
2019-2A A1
1.097% (LIBOR 1 Month + 0.70%) due 10/15/2024(2)(3)	$950,000	$949,813
2020-1A A1
1.197% (LIBOR 1 Month + 0.80%) due 2/15/2025(2)(3)	2,450,000	2,455,698
Oaktree CLO Ltd.
2019-4A CR
2.504% (LIBOR 3 Month + 2.25%) due 10/20/2032(2)(3)	570,000	566,524
OCP CLO Ltd.
2019-16A AR
1.231% (LIBOR 3 Month + 1.00%) due 4/10/2033(2)(3)	790,000	782,748
OneMain Financial Issuance Trust
2019-2A A
3.14% due 10/14/2036(2)	1,416,000	1,398,524
Pennsylvania Higher Education Assistance Agency
2006-1 B
0.528% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	22,339	21,869
Planet Fitness Master Issuer LLC
2019-1A A2
3.858% due 12/5/2049(2)	260,015	245,004
Race Point IX CLO Ltd.
2015-9A CR
3.441% (LIBOR 3 Month + 3.20%) due 10/15/2030(2)(3)	250,000	239,900
Santander Consumer Auto Receivables Trust
2020-BA D
2.14% due 12/15/2026(2)	1,475,000	1,442,785
Santander Drive Auto Receivables Trust
2020-2 D
2.22% due 9/15/2026	816,000	809,957
2021-1 C
0.75% due 2/17/2026	1,850,000	1,814,654
SCF Equipment Leasing LLC
2019-2A B
2.76% due 8/20/2026(2)	797,000	783,695
2021-1A C
1.54% due 10/21/2030(2)	1,000,000	926,419
2021-1A D
1.93% due 9/20/2030(2)	750,000	676,589
SEB Funding LLC
2021-1A A2
4.969% due 1/30/2052(2)	815,000	773,667
Signal Peak CLO 8 Ltd.
2020-8A A
1.524% (LIBOR 3 Month + 1.27%) due 4/20/2033(2)(3)	1,003,948	996,820
SLC Student Loan Trust
2008-1 A4A
2.426% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	105,834	107,111
Sunrun Demeter Issuer LLC
2021-2A A
2.27% due 1/30/2057(2)	496,327	450,352
Towd Point Asset Trust
2018-SL1 A
1.057% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	198,579	198,071

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Toyota Auto Receivables Owner Trust
2021-A A2
0.16% due 7/17/2023	$870,173	$869,049
Westlake Automobile Receivables Trust
2020-2A A2A
0.93% due 2/15/2024(2)	153,165	153,090
2020-3A E
3.34% due 6/15/2026(2)	750,000	736,277
Wind River CLO Ltd.
2021-4A B
1.866% (LIBOR 3 Month + 1.65%) due 1/20/2035(2)(3)	510,000	506,372
World Omni Auto Receivables Trust
2021-A A2
0.17% due 2/15/2024	719,685	718,394

Total Asset–Backed Securities (Cost $59,025,864)		57,326,516

Corporate Bonds & Notes — 35.8%
Aerospace & Defense — 0.1%
TransDigm, Inc.
6.375% due 6/15/2026	334,000	337,116

		337,116

Agriculture — 0.1%
MHP Lux SA
6.25% due 9/19/2029(2)(4)	475,000	225,483

		225,483

Airlines — 0.9%
Air Canada
3.875% due 8/15/2026(2)	353,000	333,589
American Airlines, Inc.
11.75% due 7/15/2025(2)	469,000	547,815
British Airways Pass-Through Trust
2020-1 A
4.25% due 5/15/2034(2)	593,189	589,001
Delta Air Lines, Inc.
7.00% due 5/1/2025(2)	717,000	767,455
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/2025(2)	296,000	298,105
4.75% due 10/20/2028(2)	300,000	302,679

		2,838,644

Apparel — 0.1%
Levi Strauss & Co.
3.50% due 3/1/2031(2)	331,000	303,842

		303,842

Auto Manufacturers — 1.0%
Ford Motor Co.
3.25% due 2/12/2032	1,252,000	1,118,049
General Motors Financial Co., Inc.
3.10% due 1/12/2032	694,000	624,489
3.60% due 6/21/2030	1,353,000	1,293,062

		3,035,600

Building Materials — 0.2%
Cemex SAB de CV
5.45% due 11/19/2029(2)	530,000	536,800

		536,800

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Chemicals — 0.4%
Braskem Netherlands Finance BV
4.50% due 1/31/2030(2)	$505,000	$489,855
CVR Partners LP / CVR Nitrogen Finance Corp.
6.125% due 6/15/2028(2)	511,000	512,942
Phosagro OAO Via Phosagro Bond Funding DAC
2.60% due 9/16/2028(2)(4)	290,000	85,419

		1,088,216

Coal — 0.2%
SunCoke Energy, Inc.
4.875% due 6/30/2029(2)	656,000	618,949

		618,949

Commercial Banks — 8.3%
ABN AMRO Bank NV
3.324% (3.324% fixed rate until 12/13/2031; H15T5Y + 1.90% thereafter) due 3/13/2037(2)(3)	400,000	362,984
Bank of America Corp.
2.087% (2.087% fixed rate until 6/14/2028; SOFR + 1.06% thereafter) due 6/14/2029(3)	821,000	750,246
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(3)	642,000	590,088
3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	1,125,000	1,127,745
4.45% due 3/3/2026	1,693,000	1,751,612
BankUnited, Inc.
5.125% due 6/11/2030	613,000	631,721
BNP Paribas SA
4.375% (4.375% fixed rate until 3/1/2028; 5 Year USD Swap + 1.48% thereafter) due 3/1/2033(2)(3)	810,000	805,197
Citigroup, Inc.
3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.56% thereafter) due 1/10/2028(3)	712,000	719,718
3.98% (3.98% fixed rate until 3/20/2029; LIBOR 3 Month + 1.34% thereafter) due 3/20/2030(3)	2,072,000	2,109,234
Danske Bank A/S
3.773% (3.773% fixed rate until 3/28/2024; H15T1Y + 1.45% thereafter) due 3/28/2025(2)(3)	1,030,000	1,033,152
4.375% due 6/12/2028(2)	200,000	202,272
Goldman Sachs Group, Inc.
2.383% (2.383% fixed rate until 7/21/2031; SOFR + 1.25% thereafter) due 7/21/2032(3)	1,373,000	1,220,089

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
2.615% (2.615% fixed rate until 4/22/2031; SOFR + 1.28% thereafter) due 4/22/2032(3)	$499,000	$453,561
JPMorgan Chase & Co.
2.963% (2.963% fixed rate until 1/25/2032; SOFR + 1.26% thereafter) due 1/25/2033(3)	707,000	667,238
3.54% (3.54% fixed rate until 5/1/2027; LIBOR 3 Month + 1.38% thereafter) due 5/1/2028(3)	1,002,000	1,004,996
3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.34% thereafter) due 2/1/2028(3)	604,000	611,671
Macquarie Bank Ltd.
3.624% due 6/3/2030(2)	203,000	191,394
Macquarie Group Ltd.
2.691% (2.691% fixed rate until 6/23/2031; SOFR + 1.44% thereafter) due 6/23/2032(2)(3)	968,000	851,937
4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.73% thereafter) due 3/27/2029(2)(3)	963,000	984,696
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; SOFR + 1.18% thereafter) due 7/21/2032(3)	348,000	308,558
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1.36% thereafter) due 9/16/2036(3)	542,000	465,307
4.431% (4.431% fixed rate until 1/23/2029; LIBOR 3 Month + 1.63% thereafter) due 1/23/2030(3)	1,893,000	1,982,103
Santander Holdings USA, Inc.
4.40% due 7/13/2027	66,000	67,137
UBS AG
5.125% due 5/15/2024	872,000	891,254
Wells Fargo & Co.
2.393% (2.393% fixed rate until 6/2/2027; SOFR + 2.10% thereafter) due 6/2/2028(3)	2,093,000	1,980,585
3.35% (3.35% fixed rate until 3/2/2032; SOFR + 1.50% thereafter) due 3/2/2033(3)	674,000	655,364
3.584% (3.584% fixed rate until 5/22/2027; LIBOR 3 Month + 1.31% thereafter) due 5/22/2028(3)	976,000	975,736
Westpac Banking Corp.
2.894% (2.894% fixed rate until 2/4/2025; H15T5Y + 1.35% thereafter) due 2/4/2030(3)	555,000	535,642

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
4.322% (4.322% fixed rate until 11/23/2026; 5 Year USD ICE Swap + 2.24% thereafter) due 11/23/2031(3)	$1,300,000	$1,307,111

		25,238,348

Commercial Services — 0.1%
Block, Inc.
3.50% due 6/1/2031(2)	340,000	312,633

		312,633

Computers — 0.4%
CA Magnum Holdings
5.375% due 10/31/2026(2)	327,000	320,591
Dell International LLC / EMC Corp.
3.375% due 12/15/2041(2)	535,000	451,470
8.35% due 7/15/2046	386,000	565,247

		1,337,308

Cosmetics & Personal Care — 0.1%
GSK Consumer Healthcare Capital U.S. LLC
3.625% due 3/24/2032(2)	295,000	295,121

		295,121

Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30% due 1/30/2032	268,000	242,245
3.50% due 1/15/2025	872,000	856,121
3.875% due 1/23/2028	567,000	551,300
Aircastle Ltd.
2.85% due 1/26/2028(2)	745,000	671,252
Ally Financial, Inc.
4.70% (4.70% fixed rate until 5/15/2026; H15T5Y + 3.87% thereafter) due 5/15/2026(3)	364,000	341,829
8.00% due 11/1/2031	732,000	918,148
Aviation Capital Group LLC
1.95% due 1/30/2026(2)	408,000	375,405
5.50% due 12/15/2024(2)	982,000	1,012,157
Avolon Holdings Funding Ltd.
2.125% due 2/21/2026(2)	1,255,000	1,142,188
4.25% due 4/15/2026(2)	643,000	637,547
Coinbase Global, Inc.
3.375% due 10/1/2028(2)	359,000	317,245
CPPIB Capital, Inc.
1.00% due 4/4/2025(2)	2,000,000	2,055,560
Global Aircraft Leasing Co. Ltd.
6.50% Toggle PIK (6.50% Cash or 7.25% PIK) due 9/15/2024(2)(5)	498,479	453,247
Nationstar Mortgage Holdings, Inc.
5.50% due 8/15/2028(2)	370,000	356,332
Navient Corp.
5.00% due 3/15/2027	508,000	485,821
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(2)	340,000	355,912
4.875% due 4/15/2045(2)	198,000	210,074

		10,982,383

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — 2.3%
AES Corp.
3.95% due 7/15/2030(2)	$578,000	$572,388
Alfa Desarrollo SpA
4.55% due 9/27/2051(2)	493,665	427,475
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(2)	580,000	590,672
Calpine Corp.
5.125% due 3/15/2028(2)	302,000	288,099
Cikarang Listrindo Tbk PT
4.95% due 9/14/2026(2)	525,000	522,548
Constellation Energy Generation LLC
6.25% due 10/1/2039	727,000	823,473
FirstEnergy Corp.
2.65% due 3/1/2030	482,000	438,167
4.40% due 7/15/2027	1,041,000	1,047,902
Minejesa Capital BV
4.625% due 8/10/2030(2)	730,000	692,507
NRG Energy, Inc.
4.45% due 6/15/2029(2)	280,000	281,092
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00% due 6/30/2030(2)	680,000	620,860
Vistra Operations Co. LLC
3.55% due 7/15/2024(2)	841,000	833,507

		7,138,690

Electronics — 0.3%
Atkore, Inc.
4.25% due 6/1/2031(2)	334,000	313,749
II-VI, Inc.
5.00% due 12/15/2029(2)	631,000	619,573

		933,322

Entertainment — 0.4%
Jacobs Entertainment, Inc.
6.75% due 2/15/2029(2)	303,000	307,145
Live Nation Entertainment, Inc.
4.75% due 10/15/2027(2)	482,000	470,061
Mohegan Gaming & Entertainment
8.00% due 2/1/2026(2)	319,000	313,615

		1,090,821

Environmental Control — 0.2%
Madison IAQ LLC
4.125% due 6/30/2028(2)	703,000	648,257

		648,257

Food — 0.3%
Agrosuper SA
4.60% due 1/20/2032(2)	329,000	317,113
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50% due 4/15/2029(2)	291,000	308,384
Kraft Heinz Foods Co.
4.875% due 10/1/2049	286,000	301,533

		927,030

Forest Products & Paper — 0.2%
Mercer International, Inc.
5.125% due 2/1/2029	518,000	499,875

		499,875

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Gas — 0.2%
National Fuel Gas Co.
5.50% due 1/15/2026	$554,000	$584,442

		584,442

Healthcare-Products — 0.1%
Mozart Debt Merger Sub, Inc.
3.875% due 4/1/2029(2)	330,000	305,234

		305,234

Healthcare-Services — 1.1%
Centene Corp.
2.45% due 7/15/2028	286,000	261,290
4.25% due 12/15/2027	1,120,000	1,124,312
CHS / Community Health Systems, Inc.
4.75% due 2/15/2031(2)	649,000	613,305
HCA, Inc.
4.625% due 3/15/2052(2)	401,000	406,221
RP Escrow Issuer LLC
5.25% due 12/15/2025(2)	515,000	503,680
Tenet Healthcare Corp.
6.25% due 2/1/2027(2)	353,000	362,552

		3,271,360

Home Builders — 0.2%
Toll Brothers Finance Corp.
3.80% due 11/1/2029	331,000	320,587
4.35% due 2/15/2028	363,000	365,907

		686,494

Housewares — 0.1%
Newell Brands, Inc.
5.625% due 4/1/2036	291,000	302,547

		302,547

Insurance — 0.2%
Assurant, Inc.
2.65% due 1/15/2032	313,000	273,158
First American Financial Corp.
2.40% due 8/15/2031	474,000	415,750

		688,908

Internet — 1.2%
Baidu, Inc.
2.375% due 8/23/2031	1,080,000	941,998
Netflix, Inc.
6.375% due 5/15/2029	662,000	749,861
Prosus NV
3.257% due 1/19/2027(2)	340,000	310,644
Tencent Holdings Ltd.
2.39% due 6/3/2030(2)	1,070,000	951,636
Uber Technologies, Inc.
4.50% due 8/15/2029(2)	506,000	474,385
8.00% due 11/1/2026(2)	315,000	334,691

		3,763,215

Investment Companies — 0.1%
Owl Rock Capital Corp.
2.875% due 6/11/2028	415,000	363,133

		363,133

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Iron & Steel — 0.2%
United States Steel Corp.
6.875% due 3/1/2029	$617,000	$642,050

		642,050

Leisure Time — 0.5%
Carnival Corp.
5.75% due 3/1/2027(2)	329,000	313,593
Life Time, Inc.
5.75% due 1/15/2026(2)	511,000	510,412
Royal Caribbean Cruises Ltd.
5.50% due 4/1/2028(2)	334,000	319,147
11.50% due 6/1/2025(2)	256,000	281,198

		1,424,350

Lodging — 0.3%
Hilton Domestic Operating Co., Inc.
3.75% due 5/1/2029(2)	309,000	290,389
MGM Resorts International
5.50% due 4/15/2027	323,000	327,509
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25% due 5/15/2027(2)	315,000	304,781

		922,679

Machinery-Diversified — 0.6%
nVent Finance Sarl
4.55% due 4/15/2028	1,112,000	1,146,461
TK Elevator US Newco, Inc.
5.25% due 7/15/2027(2)	556,000	551,780

		1,698,241

Media — 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 5/1/2032	397,000	363,303
4.75% due 3/1/2030(2)	295,000	283,554
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	1,130,000	1,019,734
5.25% due 4/1/2053	420,000	425,523
FactSet Research Systems, Inc.
3.45% due 3/1/2032	449,000	434,686
Time Warner Cable LLC
7.30% due 7/1/2038	288,000	350,110
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	369,000	481,379

		3,358,289

Mining — 2.2%
Alcoa Nederland Holding BV
4.125% due 3/31/2029(2)	335,000	328,384
6.125% due 5/15/2028(2)	414,000	434,990
Anglo American Capital PLC
3.875% due 3/16/2029(2)	409,000	409,074
4.00% due 9/11/2027(2)	1,300,000	1,303,978
FMG Resources August 2006 Pty. Ltd.
4.375% due 4/1/2031(2)	507,000	479,014
Freeport-McMoRan, Inc.
4.125% due 3/1/2028	341,000	340,894
4.625% due 8/1/2030	477,000	487,661
5.45% due 3/15/2043	278,000	311,933
Glencore Funding LLC
2.85% due 4/27/2031(2)	555,000	507,658
4.875% due 3/12/2029(2)	1,547,000	1,630,522

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Mining — (continued)
Novelis Corp.
3.875% due 8/15/2031(2)	$535,000	$489,220

		6,723,328

Oil & Gas — 3.0%
California Resources Corp.
7.125% due 2/1/2026(2)	358,000	372,828
Callon Petroleum Co.
8.00% due 8/1/2028(2)	511,000	541,011
Comstock Resources, Inc.
6.75% due 3/1/2029(2)	331,000	340,741
Continental Resources, Inc.
5.75% due 1/15/2031(2)	1,475,000	1,611,968
EQT Corp.
7.50% due 2/1/2030	845,000	979,744
Helmerich & Payne, Inc.
2.90% due 9/29/2031(2)	118,000	108,279
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75% due 2/1/2029(2)	338,000	338,139
Laredo Petroleum, Inc.
9.50% due 1/15/2025	504,000	525,894
MEG Energy Corp.
5.875% due 2/1/2029(2)	355,000	359,892
Occidental Petroleum Corp.
6.125% due 1/1/2031	112,000	126,000
6.625% due 9/1/2030	906,000	1,039,689
Ovintiv, Inc.
6.50% due 2/1/2038	498,000	591,704
Petroleos Mexicanos
6.70% due 2/16/2032	1,041,000	990,459
Range Resources Corp.
8.25% due 1/15/2029	331,000	362,710
SM Energy Co.
5.625% due 6/1/2025	340,000	340,194
6.75% due 9/15/2026	201,000	206,574
Tengizchevroil Finance Co. International Ltd.
3.25% due 8/15/2030(2)	235,000	190,160

		9,025,986

Oil & Gas Services — 0.1%
Weatherford International Ltd.
8.625% due 4/30/2030(2)	334,000	339,595

		339,595

Pharmaceuticals — 0.2%
Bayer Corp.
6.65% due 2/15/2028(2)	343,000	384,105
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% due 4/30/2028(2)	321,000	305,849

		689,954

Pipelines — 1.2%
Buckeye Partners LP
6.375% (6.375% fixed rate until 1/22/2023; LIBOR 3 Month + 4.02% thereafter) due 1/22/2078(3)	438,000	363,203
Cheniere Energy Partners LP
3.25% due 1/31/2032(2)	105,000	95,630

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes — (continued)
Pipelines — (continued)
CNX Midstream Partners LP
4.75% due 4/15/2030(2)	$326,000	$305,491
Eastern Gas Transmission & Storage, Inc.
3.00% due 11/15/2029(2)	428,000	412,335
EIG Pearl Holdings Sarl
3.545% due 8/31/2036(2)	710,000	678,000
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 9/30/2040(2)	717,000	649,129
NGPL PipeCo LLC
3.25% due 7/15/2031(2)	830,000	769,335
Venture Global Calcasieu Pass LLC
4.125% due 8/15/2031(2)	317,000	311,199
Western Midstream Operating LP
4.55% due 2/1/2030	223,000	222,882

		3,807,204

Real Estate Investment Trusts (REITs) — 1.4%
American Campus Communities Operating Partnership LP
2.25% due 1/15/2029	292,000	266,462
American Homes 4 Rent LP
2.375% due 7/15/2031	451,000	398,964
Blackstone Mortgage Trust, Inc.
3.75% due 1/15/2027(2)	720,000	670,284
EPR Properties
3.75% due 8/15/2029	712,000	671,651
4.95% due 4/15/2028	695,000	697,015
Invitation Homes Operating Partnership LP
2.00% due 8/15/2031	906,000	774,884
2.30% due 11/15/2028	342,000	310,847
Physicians Realty LP
2.625% due 11/1/2031	566,000	510,498

		4,300,605

Retail — 0.9%
Bath & Body Works, Inc.
6.875% due 11/1/2035	424,000	436,796
CEC Entertainment LLC
6.75% due 5/1/2026(2)	518,000	501,196
Kohl’s Corp.
5.55% due 7/17/2045	550,000	546,722
Lowe’s Cos., Inc.
3.75% due 4/1/2032	479,000	484,523
Murphy Oil USA, Inc.
3.75% due 2/15/2031(2)	353,000	323,503
Staples, Inc.
7.50% due 4/15/2026(2)	521,000	505,688

		2,798,428

Semiconductors — 0.4%
Broadcom, Inc.
4.15% due 4/15/2032(2)	603,000	601,680
Entegris, Inc.
3.625% due 5/1/2029(2)	307,000	287,091
TSMC Arizona Corp.
3.25% due 10/25/2051	360,000	325,688

		1,214,459

Software — 0.8%
Oracle Corp.
2.875% due 3/25/2031	2,310,000	2,108,014

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Software — (continued)
VMware, Inc.
4.70% due 5/15/2030	$329,000	$347,730

		2,455,744

Telecommunications — 0.3%
Frontier Communications Holdings LLC
5.875% due 11/1/2029	681,000	623,653
Sprint Capital Corp.
6.875% due 11/15/2028	279,000	323,063

		946,716

Transportation — 0.2%
Seaspan Corp.
5.50% due 8/1/2029(2)	343,000	322,749
Watco Cos. LLC / Watco Finance Corp.
6.50% due 6/15/2027(2)	331,000	325,711

		648,460

Total Corporate Bonds & Notes (Cost $115,724,649)		109,349,859

Municipals — 0.5%
County of Miami-Dade Florida
2.786% due 10/1/2037	215,000	193,853
Foothill-Eastern Transportation Corridor Agency
4.094% due 1/15/2049	361,000	366,457
New Jersey Transportation Trust Fund Authority
4.131% due 6/15/2042	605,000	601,490
New York City Transitional Finance Authority B-3
1.95% due 8/1/2034	330,000	270,450
Regents of the University of California Medical Center Pooled Revenue
3.006% due 5/15/2050	205,000	179,536

Total Municipals (Cost $1,777,963)		1,611,786

Non–Agency Mortgage–Backed Securities — 12.2%
Angel Oak Mortgage Trust
2020-1 A1
2.466% due 12/25/2059(2)(3)(6)	55,878	55,468
Atrium Hotel Portfolio Trust
2018-ATRM A
1.347% due 6/15/2035(2)(3)(6)	540,000	531,905
BAMLL Commercial Mortgage Securities Trust
2013-WBRK A
3.534% due 3/10/2037(2)(3)(6)	3,900,000	3,855,965
BBCMS Mortgage Trust
2019-BWAY A
1.353% due 11/15/2034(2)(3)(6)	365,000	360,343
2019-BWAY B
1.707% due 11/15/2034(2)(3)(6)	160,000	156,839
BFLD Trust
2019-DPLO E
2.637% due 10/15/2034(2)(3)(6)	1,000,000	981,410

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
2019-DPLO F
2.937% due 10/15/2034(2)(3)(6)	$410,000	$395,959
BHMS
2018-ATLS A
1.647% due 7/15/2035(2)(3)(6)	560,000	554,105
2018-ATLS C
2.297% due 7/15/2035(2)(3)(6)	320,000	314,102
2018-ATLS D
2.647% due 7/15/2035(2)(3)(6)	1,110,000	1,081,413
BX Trust
2018-GW A
1.197% due 5/15/2035(2)(3)(6)	987,000	975,129
2021-ARIA E
2.642% due 10/15/2036(2)(3)(6)	1,220,000	1,187,916
2022-LBA6 C
1.901% due 1/15/2039(2)(3)(6)	1,090,000	1,057,215
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)	1,685,000	1,120,730
Commercial Mortgage Trust
2015-PC1 AM
4.29% due 7/10/2050(3)(6)	310,000	313,521
2015-PC1 B
4.324% due 7/10/2050(3)(6)	100,000	99,515
2015-PC1 C
4.324% due 7/10/2050(3)(6)	375,000	367,703
2015-PC1 D
4.324% due 7/10/2050(3)(6)	33,000	29,729
Connecticut Avenue Securities Trust
2021-R01 1M2
1.649% due 10/25/2041(2)(3)(6)	430,000	414,761
Credit Suisse Mortgage Capital Certificates
2020-SPT1 A1
1.616% due 4/25/2065(2)(3)(6)	164,279	162,735
Credit Suisse Mortgage Trust
2020-AFC1 A1
2.24% due 2/25/2050(2)(3)(6)	164,135	158,439
2021-BHAR C
2.397% due 11/15/2038(2)(3)(6)	890,000	878,279
DBWF Mortgage Trust
2018-GLKS A
1.479% due 12/19/2030(2)(3)(6)	630,000	624,158
Deephaven Residential Mortgage Trust
2021-3 A1
1.194% due 8/25/2066(2)(3)(6)	736,101	710,369
Extended Stay America Trust
2021-ESH C
2.097% due 7/15/2038(2)(3)(6)	646,024	635,879
Fannie Mae Connecticut Avenue Securities
2021-R02 2M2
2.099% due 11/25/2041(2)(3)(6)	420,000	393,693
Freddie Mac STACR REMIC Trust
2021-DNA3 M2
2.199% due 10/25/2033(2)(3)(6)	655,000	639,520
2021-DNA6 M2
1.599% due 10/25/2041(2)(3)(6)	739,000	702,549
2021-HQA3 M2
2.199% due 9/25/2041(2)(3)(6)	1,025,000	961,578

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
2021-HQA4 M1
1.049% due 12/25/2041(2)(3)(6)	$650,000	$632,991
Freddie Mac Structured Agency Credit Risk Debt Note
2021-DNA7 M2
1.899% due 11/25/2041(2)(3)(6)	540,000	512,243
GCAT Trust
2020-NQM1 A1
2.247% due 1/25/2060(2)(3)(6)	33,844	33,566
Great Wolf Trust
2019-WOLF A
1.431% due 12/15/2036(2)(3)(6)	1,028,000	1,014,790
GS Mortgage Securities Corp. II
2012-BWTR A
2.954% due 11/5/2034(2)	1,273,000	1,271,782
2021-ARDN B
2.047% due 11/15/2036(2)(3)(6)	900,000	892,015
GS Mortgage Securities Corp. Trust
2018-RIVR A
1.347% due 7/15/2035(2)(3)(6)	437,247	433,523
2021-ROSS G
5.047% due 5/15/2026(2)(3)(6)	660,000	645,948
HONO Mortgage Trust
2021-LULU B
1.847% due 10/15/2036(2)(3)(6)	250,000	244,419
2021-LULU C
2.247% due 10/15/2036(2)(3)(6)	150,000	147,212
JP Morgan Chase Commercial Mortgage Securities Trust
2018-MINN A
2.27% due 11/15/2035(2)(3)(6)	339,000	339,716
2018-WPT AFL
1.489% due 7/5/2033(2)(3)(6)	234,229	233,623
2018-WPT BFL
1.789% due 7/5/2033(2)(3)(6)	724,000	720,681
2018-WPT BFX
4.549% due 7/5/2033(2)	218,000	220,202
2018-WPT CFX
4.95% due 7/5/2033(2)	290,000	292,903
2020-MKST E
2.647% due 12/15/2036(2)(3)(6)	570,000	538,634
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.264% due 7/15/2048(3)(6)	340,000	331,564
KIND Trust
2021-KIND D
2.697% due 8/15/2038(2)(3)(6)	590,000	578,792
New Residential Mortgage Loan Trust
2020-NQM1 A1
2.464% due 1/26/2060(2)(3)(6)	52,827	52,428
One New York Plaza Trust
2020-1NYP B
1.897% due 1/15/2036(2)(3)(6)	850,000	835,398
PFP Ltd.
2019-6 A
1.481% due 4/14/2037(2)(3)(6)	118,981	117,948
Ready Capital Mortgage Financing LLC
2021-FL6 C
2.357% due 7/25/2036(2)(3)(6)	1,280,000	1,250,598
2022-FL8 A
1.756% due 1/25/2037(2)(3)(6)	1,060,000	1,057,777

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)		Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
ReadyCap Commercial Mortgage Trust
2019-6 A
2.833% due 10/25/2052(2)		$165,810	$156,954
Residential Mortgage Loan Trust
2020-1 A1
2.376% due 1/26/2060(2)(3)(6)		41,706	41,251
Starwood Mortgage Residential Trust
2020-1 A1
2.275% due 2/25/2050(2)(3)(6)		35,845	35,730
2020-3 A1
1.486% due 4/25/2065(2)(3)(6)		300,783	295,220
Verus Securitization Trust
2020-1 A1
2.417% due 1/25/2060(2)(3)(6)		97,921	97,293
2020-5 A1
1.218% due 5/25/2065(2)(3)(6)		382,688	372,439
2021-2 A1
1.031% due 2/25/2066(2)(3)(6)		692,210	653,714
Vista Point Securitization Trust
2020-2 A1
1.475% due 4/25/2065(2)(3)(6)		218,930	215,952
Wells Fargo Commercial Mortgage Trust
2015-SG1 B
4.455% due 9/15/2048(3)(6)		1,260,000	1,209,829
2016-C35 C
4.176% due 7/15/2048(3)(6)		131,000	120,604
WFLD Mortgage Trust
2014-MONT A
3.755% due 8/10/2031(2)(3)(6)		2,000,000	1,983,885

Total Non–Agency Mortgage–Backed Securities (Cost $38,430,530)			37,302,551

Foreign Government — 1.3%
Egypt Government International Bond
5.80% due 9/30/2027(2)	USD	465,000	425,442
Ghana Government International Bond
6.375% due 2/11/2027(2)	USD	725,000	543,221
Kommunalbanken AS
1.256% due 6/17/2026(2)(3)	USD	2,292,000	2,363,121
Nigeria Government International Bond
7.143% due 2/23/2030(2)	USD	695,000	654,933
Sri Lanka Government International Bond
5.875% due 7/25/2022(2)	USD	200,000	132,024

Total Foreign Government (Cost $4,366,641)			4,118,741

Supranational Bonds — 0.4%
Asian Development Bank
1.28% due 4/6/2027		$1,150,000	1,190,124

Total Supranational Bonds (Cost $1,191,377)			1,190,124

U.S. Government Securities — 20.8%
U.S. Treasury Bond
2.25% due 2/15/2052		4,106,000	3,937,911
2.375% due 2/15/2042		7,123,000	6,873,695
U.S. Treasury Inflation-Protected Indexed Bond
0.125% due 1/15/2032		6,083,760	6,467,883
0.125% due 2/15/2052		2,932,140	3,042,378
U.S. Treasury Note
0.875% due 1/31/2024		10,891,000	10,614,471
1.50% due 2/15/2025		5,613,000	5,456,888

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
1.50% due 1/31/2027	$5,142,000	$4,914,627
2.25% due 3/31/2024	7,692,000	7,681,483
2.50% due 3/31/2027	14,553,000	14,587,109

Total U.S. Government Securities (Cost $64,417,048)		63,576,445

Short–Term Investments — 9.1%
U.S. Treasury Bills — 4.2%
U.S. Treasury Bill
0.761% due 7/28/2022(7)	12,885,000	12,853,174

Total U.S. Treasury Bills (Cost $12,860,610)		12,853,174

Repurchase Agreements — 4.9%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $15,127,452, due 4/1/2022(8)	15,127,451	15,127,451

Total Repurchase Agreements (Cost $15,127,451)		15,127,451

Total Investments(9) — 107.6% (Cost $339,499,569)		329,091,986

Liabilities in excess of other assets(10) — (7.6)%		(23,327,519)

Total Net Assets — 100.0%		$305,764,467

(1)	TBA - To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2022, the aggregate market value of these securities amounted to $138,812,792, representing 45.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2022.
(4)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
MHP Lux SA	$475,000	$434,169	$225,483	9/12/2019 – 3/31/2020	0.07%
Phosagro OAO Via Phosagro Bond Funding DAC	290,000	290,000	85,419	9/9/2021	0.03%

(5)

Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2022, interest payments had been made in cash.

(6)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(7)	Interest rate shown reflects the discount rate at time of purchase.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$3,173,400	$3,569,648
U.S. Treasury Bond	4.25%	11/15/2040	9,513,300	11,860,412

(9)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(10)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts as follows:

Open futures contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2022	71	Long	$15,267,527	$15,046,453	$(221,074)
U.S. 5-Year Treasury Note	June 2022	152	Long	17,904,771	17,432,500	(472,271)
U.S. 10-Year Treasury Note	June 2022	21	Long	2,647,353	2,580,375	(66,978)
U.S. Long Bond	June 2022	150	Long	23,203,482	22,509,375	(694,107)
U.S. Ultra Bond	June 2022	72	Long	13,259,935	12,753,000	(506,935)

Total				$72,283,068	$70,321,703	$(1,961,365)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	June 2022	73	Short	$(10,217,064)	$(9,889,219)	$327,845

Legend:

CLO – Collateralized Loan Obligation

H15T5Y – 5-year Constant Maturity Treasury Rate

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

PIK – Payment–In–Kind

SOFR – Secured Overnight Financing Rate

SOFR30A – Secured Overnight Financing Rate 30-Day Average

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$26,635,339	$—	$26,635,339
Asset–Backed Securities	—	57,326,516	—	57,326,516
Corporate Bonds & Notes	—	109,349,859	—	109,349,859
Municipals	—	1,611,786	—	1,611,786
Non–Agency Mortgage–Backed Securities	—	37,302,551	—	37,302,551
Foreign Government	—	4,118,741	—	4,118,741
Supranational Bonds	—	1,190,124	—	1,190,124
U.S. Government Securities	—	63,576,445	—	63,576,445
U.S. Treasury Bills	—	12,853,174	—	12,853,174
Repurchase Agreements	—	15,127,451	—	15,127,451

Total	$—	$329,091,986	$—	$329,091,986

Other Financial Instruments
Futures Contracts
Assets	$327,845	$—	$—	$327,845
Liabilities	(1,961,365)	—	—	(1,961,365)

Total	$(1,633,520)	$—	$—	$(1,633,520)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 99.2%
Airlines — 0.7%
SkyWest, Inc.(1)	66,673	$1,923,516

		1,923,516

Auto Components — 2.1%
Goodyear Tire & Rubber Co.(1)	188,240	2,689,950
Visteon Corp.(1)	30,080	3,282,630

		5,972,580

Banks — 6.2%
Bank OZK	90,895	3,881,217
Cadence Bank	126,689	3,706,920
Veritex Holdings, Inc.	83,300	3,179,561
WesBanco, Inc.	95,661	3,286,912
Wintrust Financial Corp.	37,779	3,510,802

		17,565,412

Biotechnology — 1.3%
Amarin Corp. PLC, ADR(1)	838,886	2,759,935
Ultragenyx Pharmaceutical, Inc.(1)	13,300	965,846

		3,725,781

Building Products — 1.0%
Masonite International Corp.(1)	31,390	2,791,827

		2,791,827

Capital Markets — 0.6%
CONX Corp.(1)	165,930	1,655,981

		1,655,981

Chemicals — 2.6%
Avient Corp.	62,280	2,989,440
Olin Corp.	79,950	4,179,786

		7,169,226

Construction & Engineering — 1.3%
Primoris Services Corp.	157,100	3,742,122

		3,742,122

Consumer Finance — 2.4%
Encore Capital Group, Inc.(1)	44,515	2,792,426
Oportun Financial Corp.(1)	105,354	1,512,884
PROG Holdings, Inc.(1)	87,756	2,524,740

		6,830,050

Diversified Consumer Services — 1.0%
Stride, Inc.(1)	75,274	2,734,704

		2,734,704

Diversified Financial Services — 0.6%
East Resources Acquisition Co.(1)	152,130	1,523,582

		1,523,582

Diversified Telecommunication Services — 0.9%
Anterix, Inc.(1)	45,270	2,621,133

		2,621,133

Electric Utilities — 0.9%
Portland General Electric Co.	44,510	2,454,727

		2,454,727

Electrical Equipment — 1.6%
EnerSys	37,240	2,776,987

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — (continued)
Shoals Technologies Group, Inc., Class A(1)	92,040	$1,568,361

		4,345,348

Electronic Equipment, Instruments & Components — 2.5%
Advanced Energy Industries, Inc.	31,450	2,707,216
Itron, Inc.(1)	44,400	2,338,992
nLight, Inc.(1)	118,396	2,052,987

		7,099,195

Energy Equipment & Services — 1.1%
Helmerich & Payne, Inc.	72,230	3,089,999

		3,089,999

Entertainment — 0.6%
PLAYSTUDIOS, Inc.(1)(2)	325,000	1,576,250

		1,576,250

Equity Real Estate Investment Trusts (REITs) — 5.6%
Corporate Office Properties Trust	115,600	3,299,224
Kite Realty Group Trust	158,502	3,609,090
LXP Industrial Trust	201,504	3,163,613
Physicians Realty Trust	177,660	3,116,156
RLJ Lodging Trust	178,070	2,507,226

		15,695,309

Food & Staples Retailing — 1.2%
Sprouts Farmers Market, Inc.(1)	106,023	3,390,616

		3,390,616

Food Products — 1.6%
Sovos Brands, Inc.(1)	156,252	2,215,654
Utz Brands, Inc.	159,690	2,360,218

		4,575,872

Health Care Equipment & Supplies — 2.2%
Lantheus Holdings, Inc.(1)	77,300	4,275,463
Novocure Ltd.(1)	13,900	1,151,615
Quotient Ltd.(1)	731,249	877,499

		6,304,577

Health Care Providers & Services — 5.9%
Acadia Healthcare Co., Inc.(1)	67,291	4,409,579
CareMax, Inc.(1)(2)	213,620	1,595,741
CareMax, Inc.(1)	26,700	199,449
HealthEquity, Inc.(1)	79,699	5,374,901
R1 RCM, Inc.(1)	189,656	5,075,195

		16,654,865

Health Care Technology — 1.8%
Health Catalyst, Inc.(1)	76,570	2,000,774
Omnicell, Inc.(1)	23,340	3,022,297

		5,023,071

Hotels, Restaurants & Leisure — 2.0%
Bloomin’ Brands, Inc.	153,510	3,368,009
Everi Holdings, Inc.(1)	109,190	2,292,990

		5,660,999

Household Durables — 1.8%
Century Communities, Inc.	94,210	5,046,830

		5,046,830

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Independent Power and Renewable Electricity Producers — 0.9%
Sunnova Energy International, Inc.(1)	114,500	$2,640,370

		2,640,370

Insurance — 2.2%
Assured Guaranty Ltd.	61,009	3,883,833
BRP Group, Inc., Class A(1)	87,780	2,355,137

		6,238,970

Internet & Direct Marketing Retail — 0.6%
1stdibs.com, Inc.(1)	103,900	830,161
ThredUp, Inc., Class A(1)	125,006	962,546

		1,792,707

IT Services — 0.8%
Thoughtworks Holding, Inc.(1)	112,185	2,334,570

		2,334,570

Leisure Products — 1.6%
Solo Brands, Inc., Class A(1)	182,790	1,559,199
Vista Outdoor, Inc.(1)	82,420	2,941,570

		4,500,769

Life Sciences Tools & Services — 1.5%
NanoString Technologies, Inc.(1)	43,500	1,511,625
Syneos Health, Inc.(1)	32,886	2,662,122

		4,173,747

Machinery — 2.7%
Altra Industrial Motion Corp.	85,700	3,336,301
Hillman Solutions Corp.(1)	347,330	4,126,280

		7,462,581

Media — 3.6%
Advantage Solutions, Inc.(1)	126,630	807,899
Advantage Solutions, Inc.(1)(2)	269,628	1,720,227
Gray Television, Inc.	227,976	5,031,430
Integral Ad Science Holding Corp.(1)	194,500	2,684,100

		10,243,656

Metals & Mining — 3.0%
Commercial Metals Co.	81,704	3,400,520
Constellium SE(1)	137,300	2,471,400
MP Materials Corp.(1)	44,500	2,551,630

		8,423,550

Multi-Utilities — 1.9%
Black Hills Corp.	70,213	5,407,805

		5,407,805

Oil, Gas & Consumable Fuels — 5.0%
Brigham Minerals, Inc., Class A	130,030	3,322,267
CNX Resources Corp.(1)	204,350	4,234,132
HF Sinclair Corp.(1)	76,400	3,044,540
Magnolia Oil & Gas Corp., Class A	148,100	3,502,565

		14,103,504

Pharmaceuticals — 1.0%
Intra-Cellular Therapies, Inc.(1)	45,384	2,777,047

		2,777,047

Professional Services — 3.1%
ICF International, Inc.	29,536	2,780,519

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — (continued)
Korn Ferry	43,310	$2,812,551
Sterling Check Corp.(1)	121,300	3,205,959

		8,799,029

Road & Rail — 0.9%
Marten Transport Ltd.	149,020	2,646,595

		2,646,595

Semiconductors & Semiconductor Equipment — 2.6%
Semtech Corp.(1)	50,392	3,494,181
SMART Global Holdings, Inc.(1)	149,500	3,861,585

		7,355,766

Software — 4.6%
CommVault Systems, Inc.(1)	55,999	3,715,534
NCR Corp.(1)	101,160	4,065,620
Rapid7, Inc.(1)	23,144	2,574,539
WalkMe Ltd.(1)	163,400	2,465,706

		12,821,399

Specialty Retail — 4.4%
Group 1 Automotive, Inc.	13,100	2,198,573
Murphy USA, Inc.	25,892	5,177,364
Petco Health & Wellness Co., Inc.(1)	152,700	2,988,339
Urban Outfitters, Inc.(1)	78,890	1,980,928

		12,345,204

Thrifts & Mortgage Finance — 4.0%
NMI Holdings, Inc., Class A(1)	168,290	3,470,140
Washington Federal, Inc.	131,020	4,300,076
WSFS Financial Corp.	73,100	3,407,922

		11,178,138

Trading Companies & Distributors — 5.3%
Custom Truck One Source, Inc.(1)(2)	342,859	2,876,587
Custom Truck One Source, Inc.(1)	20,200	169,478
GATX Corp.	30,280	3,734,432
Rush Enterprises, Inc., Class A	60,672	3,088,812
Textainer Group Holdings Ltd.	134,310	5,113,182

		14,982,491

Total Common Stocks (Cost $235,148,347)		279,401,470

	Principal Amount	Value

Short–Term Investment — 1.0%
Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $2,809,970, due 4/1/2022(3)	$2,809,970	2,809,970

Total Repurchase Agreements (Cost $2,809,970)		2,809,970

Total Investments — 100.2% (Cost $237,958,317)		282,211,440

Liabilities in excess of other assets — (0.2)%		(642,377)

Total Net Assets — 100.0%		$281,569,063

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

(2)

Security is restricted. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. At March 31, 2022, the aggregate market value of these securities amounted to $7,768,805, representing 2.8% of net assets.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$2,548,100	$2,866,269

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$279,401,470	$—	$—	$279,401,470
Repurchase Agreements	—	2,809,970	—	2,809,970

Total	$279,401,470	$2,809,970	$—	$282,211,440

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 99.0%
Bermuda — 5.1%
China Gas Holdings Ltd.	1,003,400	$1,281,129
CK Infrastructure Holdings Ltd.	437,500	2,927,491

		4,208,620

Brazil — 1.8%
Cia de Saneamento Basico do Estado de Sao Paulo	147,900	1,482,091

		1,482,091

China — 9.0%
China Longyuan Power Group Corp. Ltd., Class H	3,271,800	7,416,525

		7,416,525

France — 6.4%
Electricite de France SA	212,143	1,998,670
Engie SA	246,097	3,225,940

		5,224,610

Germany — 3.2%
RWE AG	60,000	2,617,099

		2,617,099

Italy — 3.7%
Enel SpA	447,985	2,991,664

		2,991,664

Japan — 2.6%
Kansai Electric Power Co., Inc.	138,600	1,307,661
Tokyo Gas Co. Ltd.	44,800	820,663

		2,128,324

Spain — 4.3%
Iberdrola SA	327,085	3,560,108

		3,560,108

United Kingdom — 4.3%
National Grid PLC	226,904	3,485,175

		3,485,175

United States — 58.6%
AES Corp.	127,724	3,286,339
American Electric Power Co., Inc.	40,888	4,079,396
CenterPoint Energy, Inc.	129,307	3,961,966
Constellation Energy Corp.	25,910	1,457,438
Dominion Energy, Inc.	6,541	555,789
Duke Energy Corp.	56,412	6,298,964
Edison International	51,270	3,594,027
Exelon Corp.	75,222	3,582,824
FirstEnergy Corp.	84,048	3,854,441
NextEra Energy, Inc.	43,633	3,696,151
NRG Energy, Inc.	73,184	2,807,338
Pinnacle West Capital Corp.	37,074	2,895,479
Sempra Energy	24,165	4,062,620
Southern Co.	53,957	3,912,422

		48,045,194

Total Common Stocks (Cost $66,862,679)		81,159,410

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Rights — 0.1%
France — 0.1%
Electricite de France SA(1)(2)	212,143	$93,873

Total Rights (Cost $0)		93,873

	Principal Amount	Value

Short–Term Investment — 0.4%
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $331,843, due 4/1/2022(3)	$331,843	331,843

Total Repurchase Agreements (Cost $331,843)		331,843

Total Investments — 99.5% (Cost $67,194,522)		81,585,126

Assets in excess of other liabilities — 0.5%		399,593

Total Net Assets — 100.0%		$81,984,719

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Electricite de France SA	212,143	$0	$93,873	3/23/2022	0.11%

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	11/15/2040	$271,500	$338,484

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$4,208,620	*	$—	$4,208,620
Brazil	1,482,091	—		—	1,482,091
China	—	7,416,525	*	—	7,416,525
France	—	5,224,610	*	—	5,224,610
Germany	—	2,617,099	*	—	2,617,099
Italy	—	2,991,664	*	—	2,991,664
Japan	—	2,128,324	*	—	2,128,324
Spain	—	3,560,108	*	—	3,560,108
United Kingdom	—	3,485,175	*	—	3,485,175
United States	48,045,194	—		—	48,045,194
Rights
France	—	93,873	*	—	93,873
Repurchase Agreements	—	331,843		—	331,843

Total	$49,527,285	$32,057,841		$—	$81,585,126

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Asset-Backed Securities — 6.9%
AIMCO CLO
2017-AA DR
3.404% (LIBOR 3 Month + 3.15%) due 4/20/2034(1)(2)	$1,800,000	$1,794,861
AIMCO CLO 14 Ltd.
2021-14A D
3.154% (LIBOR 3 Month + 2.90%) due 4/20/2034(1)(2)	2,000,000	1,976,796
Ares XXXIV CLO Ltd.
2015-2A BR2
1.841% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(2)	300,000	298,318
Battalion CLO XIX Ltd.
2021-19A D
3.491% (LIBOR 3 Month + 3.25%) due 4/15/2034(1)(2)	2,000,000	1,982,580
BlueMountain CLO Ltd.
2014-2A BR2
2.004% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	600,000	593,695
CIFC Funding Ltd.
2013-4A BRR
1.868% (LIBOR 3 Month + 1.60%) due 4/27/2031(1)(2)	1,200,000	1,185,120
Commonbond Student Loan Trust
2021-AGS A
1.20% due 3/25/2052(1)	636,725	605,989
DB Master Finance LLC
2021-1A A2II
2.493% due 11/20/2051(1)	947,625	853,880
Elmwood CLO IX Ltd.
2021-2A C
2.154% (LIBOR 3 Month + 1.90%) due 7/20/2034(1)(2)	1,000,000	992,671
Greywolf CLO II Ltd.
2013-1A C2RR
4.441% (LIBOR 3 Month + 4.20%) due 4/15/2034(1)(2)	2,400,000	2,388,562
ICG U.S. CLO Ltd.
2018-2A B
2.009% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	1,000,000	994,361
Neuberger Berman CLO XVII Ltd.
2014-17A BR2
1.759% (LIBOR 3 Month + 1.50%) due 4/22/2029(1)(2)	1,400,000	1,382,920
Octagon Investment Partners 50 Ltd.
2020-4A DR
3.391% (LIBOR 3 Month + 3.15%) due 1/15/2035(1)(2)	400,000	394,854
OHA Credit Funding 2 Ltd.
2019-2A CR
2.455% (LIBOR 3 Month + 2.20%) due 4/21/2034(1)(2)	1,800,000	1,769,400
Oscar U.S. Funding XIV LLC
2022-1A A2
1.60% due 3/10/2025(1)	1,250,000	1,236,280
Voya CLO Ltd.
2016-3A A3R
1.991% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	835,000	825,982

Total Asset-Backed Securities (Cost $19,543,609)		19,276,269

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — 68.2%
Aerospace & Defense — 1.9%
Boeing Co.
5.15% due 5/1/2030	$5,100,000	$5,431,806

		5,431,806

Airlines — 1.1%
American Airlines, Inc.
11.75% due 7/15/2025(1)	2,600,000	3,036,930

		3,036,930

Auto Manufacturers — 1.0%
Ford Motor Co.
9.625% due 4/22/2030	875,000	1,140,877
General Motors Co.
5.95% due 4/1/2049	200,000	223,270
General Motors Financial Co., Inc.
3.60% due 6/21/2030	1,500,000	1,433,550

		2,797,697

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.50% due 6/1/2050	1,500,000	1,610,175

		1,610,175

Building Materials — 0.5%
Cornerstone Building Brands, Inc.
6.125% due 1/15/2029(1)	1,500,000	1,393,125

		1,393,125

Chemicals — 0.5%
Nutrien Ltd.
2.95% due 5/13/2030	1,400,000	1,348,984

		1,348,984

Commercial Banks — 4.9%
Bank of America Corp.
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1. 32% thereafter) due 4/22/2032(2)	3,600,000	3,308,904
2.831% (2.831% fixed rate until 10/24/2050; SOFR + 1. 88% thereafter) due 10/24/2051(2)	1,800,000	1,532,340
Goldman Sachs Group, Inc.
3.102% (3.102% fixed rate until 2/24/2032; SOFR + 1. 41% thereafter) due 2/24/2033(2)	3,200,000	3,019,520
JPMorgan Chase & Co.
2.963% (2.963% fixed rate until 1/25/2032; SOFR + 1. 26% thereafter) due 1/25/2033(2)	3,000,000	2,831,280
Morgan Stanley
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1. 36% thereafter) due 9/16/2036(2)	2,100,000	1,802,850

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
3.217% (3.217% fixed rate until 4/22/2041; SOFR + 1.49% thereafter) due 4/22/2042(2)	$1,300,000	$1,196,832

		13,691,726

Commercial Services — 0.5%
Hertz Corp.
5.00% due 12/1/2029(1)	1,000,000	909,620
Team Health Holdings, Inc.
6.375% due 2/1/2025(1)	500,000	449,885

		1,359,505

Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00% due 10/29/2028	1,200,000	1,106,208
Air Lease Corp.
3.00% due 2/1/2030	1,100,000	1,012,737
4.625% due 10/1/2028	2,000,000	2,037,460
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.625% due 10/15/2031	3,000,000	2,701,920

		6,858,325

Electric — 1.0%
Ameren Illinois Co.
4.50% due 3/15/2049	850,000	942,148
Duke Energy Corp.
3.50% due 6/15/2051	1,200,000	1,093,920
Pacific Gas and Electric Co.
3.50% due 8/1/2050	1,100,000	876,073

		2,912,141

Entertainment — 1.8%
Affinity Gaming
6.875% due 12/15/2027(1)	2,000,000	1,953,700
Magallanes, Inc.
4.279% due 3/15/2032(1)	2,550,000	2,564,356
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625% due 9/1/2029(1)	200,000	172,178
5.875% due 9/1/2031(1)	400,000	342,492

		5,032,726

Environmental Control — 0.2%
Waste Connections, Inc.
3.05% due 4/1/2050	500,000	433,530

		433,530

Food — 1.4%
Kraft Heinz Foods Co.
3.75% due 4/1/2030	3,000,000	3,004,830
4.875% due 10/1/2049	500,000	527,155
Post Holdings, Inc.
5.75% due 3/1/2027(1)	353,000	355,256

		3,887,241

Food Service — 0.4%
Aramark Services, Inc.
6.375% due 5/1/2025(1)	1,000,000	1,026,980

		1,026,980

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Products — 0.5%
Abbott Laboratories
4.75% due 11/30/2036	$1,150,000	$1,339,509

		1,339,509

Healthcare-Services — 1.2%
Surgery Center Holdings, Inc.
10.00% due 4/15/2027(1)	2,200,000	2,316,292
Tenet Healthcare Corp.
6.75% due 6/15/2023	1,000,000	1,041,980

		3,358,272

Housewares — 0.8%
Newell Brands, Inc.
5.75% due 4/1/2046	800,000	836,168
SWF Escrow Issuer Corp.
6.50% due 10/1/2029(1)	1,750,000	1,499,313

		2,335,481

Insurance — 4.9%
Athene Holding Ltd.
3.50% due 1/15/2031	3,000,000	2,870,400
Chubb INA Holdings, Inc.
1.375% due 9/15/2030	7,400,000	6,447,102
CNA Financial Corp.
2.05% due 8/15/2030	5,010,000	4,436,155

		13,753,657

Internet — 1.1%
Expedia Group, Inc.
2.95% due 3/15/2031	3,350,000	3,108,431

		3,108,431

Leisure Time — 1.5%
Life Time, Inc.
5.75% due 1/15/2026(1)	2,000,000	1,997,700
Viking Cruises Ltd.
13.00% due 5/15/2025(1)	1,965,000	2,181,327

		4,179,027

Lodging — 1.2%
Marriott International, Inc.
2.85% due 4/15/2031	2,830,000	2,586,761
MGM Resorts International
5.50% due 4/15/2027	800,000	811,168

		3,397,929

Media — 7.3%
AMC Networks, Inc.
4.25% due 2/15/2029	2,000,000	1,867,240
Audacy Capital Corp.
6.75% due 3/31/2029(1)	1,500,000	1,400,760
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30% due 2/1/2032	3,700,000	3,161,576
Comcast Corp.
1.50% due 2/15/2031	2,450,000	2,133,803
2.937% due 11/1/2056(1)	500,000	416,990
CSC Holdings LLC
5.75% due 1/15/2030(1)	500,000	445,350
7.50% due 4/1/2028(1)	1,500,000	1,473,990

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
Gray Television, Inc.
7.00% due 5/15/2027(1)	$2,000,000	$2,085,860
iHeartCommunications, Inc.
5.25% due 8/15/2027(1)	2,100,000	2,078,139
Scripps Escrow, Inc.
5.875% due 7/15/2027(1)	1,425,000	1,427,066
Sinclair Television Group, Inc.
5.50% due 3/1/2030(1)	1,750,000	1,519,175
Sirius XM Radio, Inc.
5.50% due 7/1/2029(1)	2,000,000	2,029,300
TEGNA, Inc.
5.00% due 9/15/2029	500,000	502,740

		20,541,989

Mining — 1.0%
Freeport-McMoRan, Inc.
4.25% due 3/1/2030	2,750,000	2,768,728

		2,768,728

Oil & Gas — 6.7%
Antero Resources Corp.
7.625% due 2/1/2029(1)	1,043,000	1,129,173
8.375% due 7/15/2026(1)	696,000	769,442
Cenovus Energy, Inc.
2.65% due 1/15/2032	3,650,000	3,304,053
4.25% due 4/15/2027	500,000	516,615
CITGO Petroleum Corp.
7.00% due 6/15/2025(1)	250,000	252,915
Hess Corp.
4.30% due 4/1/2027	3,250,000	3,338,627
Marathon Oil Corp.
4.40% due 7/15/2027	600,000	619,410
Ovintiv Exploration, Inc.
5.375% due 1/1/2026	8,100,000	8,590,617
PBF Holding Co. LLC / PBF Finance Corp.
6.00% due 2/15/2028	250,000	200,975
9.25% due 5/15/2025(1)	260,000	267,509

		18,989,336

Oil & Gas Services — 0.3%
TechnipFMC PLC
6.50% due 2/1/2026(1)	700,000	725,116

		725,116

Pharmaceuticals — 2.2%
AbbVie, Inc.
4.25% due 11/21/2049	1,400,000	1,460,802
Bausch Health Cos., Inc.
5.25% due 1/30/2030(1)	2,000,000	1,574,540
6.125% due 4/15/2025(1)	815,000	821,365
Bristol Myers Squibb Co.
2.95% due 3/15/2032	2,100,000	2,058,126
3.70% due 3/15/2052	400,000	402,452

		6,317,285

Pipelines — 2.7%
Boardwalk Pipelines LP
3.40% due 2/15/2031	3,300,000	3,123,879

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
ONEOK, Inc.
3.40% due 9/1/2029	$800,000	$770,256
4.45% due 9/1/2049	400,000	387,984
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00% due 1/15/2032	3,500,000	3,359,335

		7,641,454

Real Estate Investment Trusts (REITs) — 4.6%
Alexandria Real Estate Equities, Inc.
2.95% due 3/15/2034	3,600,000	3,389,508
Essex Portfolio LP
2.65% due 3/15/2032	1,200,000	1,097,208
4.00% due 3/1/2029	2,500,000	2,576,675
Life Storage LP
2.40% due 10/15/2031	2,000,000	1,765,920
Simon Property Group LP
2.20% due 2/1/2031	4,700,000	4,237,802

		13,067,113

Retail — 1.3%
Michaels Cos., Inc.
7.875% due 5/1/2029(1)	725,000	618,070
PetSmart, Inc. / PetSmart Finance Corp.
7.75% due 2/15/2029(1)	3,000,000	3,098,040

		3,716,110

Semiconductors — 4.0%
NVIDIA Corp.
2.00% due 6/15/2031	8,000,000	7,313,840
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.65% due 2/15/2032(1)	4,500,000	4,059,135

		11,372,975

Software — 2.4%
Electronic Arts, Inc.
1.85% due 2/15/2031	4,000,000	3,521,400
VMware, Inc.
2.20% due 8/15/2031	3,800,000	3,342,252

		6,863,652

Telecommunications — 6.0%
AT&T, Inc.
2.55% due 12/1/2033	1,900,000	1,690,164
3.50% due 9/15/2053	300,000	265,251
Frontier Communications Holdings LLC
5.00% due 5/1/2028(1)	2,000,000	1,924,700
Level 3 Financing, Inc.
4.625% due 9/15/2027(1)	1,000,000	943,370
Sprint Corp.
7.625% due 3/1/2026	500,000	564,655
T-Mobile USA, Inc.
2.70% due 3/15/2032(1)	1,300,000	1,183,429
3.40% due 10/15/2052(1)	300,000	256,263
3.50% due 4/15/2031	2,990,000	2,815,294
4.75% due 2/1/2028	1,000,000	1,016,250
Telesat Canada / Telesat LLC
5.625% due 12/6/2026(1)	625,000	477,063

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
Verizon Communications, Inc.
2.355% due 3/15/2032(1)	$3,000,000	$2,712,330
3.875% due 3/1/2052	600,000	604,020
Vodafone Group PLC
4.375% due 5/30/2028	1,800,000	1,886,958
4.875% due 6/19/2049	600,000	652,470

		16,992,217

Transportation — 0.3%
Cargo Aircraft Management, Inc.
4.75% due 2/1/2028(1)	750,000	731,183

		731,183

Total Corporate Bonds & Notes (Cost $202,564,642)		192,020,355

Non-Agency Mortgage-Backed Securities — 5.2%
BANK
2019-BN24 AS
3.283% due 11/15/2062(2)(3)	1,412,000	1,376,209
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(1)	1,200,000	1,181,092
Benchmark Mortgage Trust
2019-B12 AS
3.419% due 8/15/2052	4,500,000	4,433,072
Citigroup Commercial Mortgage Trust
2016-C3 AS
3.366% due 11/15/2049(2)(3)	1,000,000	972,891
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	640,000	579,903
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	1,000,000	951,617
NYC Commercial Mortgage Trust
2021-909 C
3.206% due 4/10/2043(1)(2)(3)	385,000	343,310
ONE Park Mortgage Trust
2021-PARK B
1.347% due 3/15/2036(1)(2)(3)	500,000	482,521
SLG Office Trust
2021-OVA A
2.585% due 7/15/2041(1)	1,600,000	1,489,705
Stack Infrastructure Issuer LLC
2021-1A A2
1.877% due 3/26/2046(1)	750,000	692,734
Wells Fargo Commercial Mortgage Trust
2017-C42 B
4.002% due 12/15/2050(2)(3)	500,000	500,194
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,513,114

Total Non-Agency Mortgage-Backed Securities (Cost $15,628,927)		14,516,362

U.S. Government Securities — 7.0%
U.S. Treasury Note
0.875% due 1/31/2024	800,000	779,687
1.25% due 5/31/2028	1,900,000	1,768,930
1.50% due 9/30/2024	12,200,000	11,912,156
1.50% due 1/31/2027	3,000,000	2,867,344
1.625% due 8/15/2029	100,000	94,828

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
1.625% due 5/15/2031	$2,400,000	$2,260,500

Total U.S. Government Securities (Cost $20,381,169)		19,683,445

	Shares	Value

Common Stocks — 0.0%
Media — 0.0%
Altice USA, Inc., Class A(4)	10,940	136,531

Total Common Stocks (Cost $125,181)		136,531

Exchange–Traded Funds — 9.6%
Invesco Senior Loan ETF	606,670	13,207,206
SPDR Blackstone Senior Loan ETF	307,000	13,802,720

Total Exchange-Traded Funds (Cost $27,616,842)		27,009,926

	Principal Amount	Value

Short-Term Investment — 0.5%
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $1,520,222, due 4/1/2022(5)	$1,520,222	1,520,222

Total Repurchase Agreements (Cost $1,520,222)		1,520,222

Total Investments(6) — 97.4% (Cost $287,380,592)		274,163,110

Assets in excess of other liabilities(7) — 2.6%		7,223,176

Total Net Assets — 100.0%		$281,386,286

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2022, the aggregate market value of these securities amounted to $78,664,961, representing 28.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2022.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Non–income–producing security.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	11/15/2040	$1,243,800	$1,550,669

(6)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

(7)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at March 31, 2022:

Type				Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note				June 2022	91	Long	$10,741,898	$10,436,563	$(305,335)
U.S. Long Bond				June 2022	208	Long	31,987,393	31,213,000	(774,393)
U.S. Ultra Bond				June 2022	127	Long	23,356,453	22,494,875	(861,578)

Total							$66,085,744	$64,144,438	$(1,941,306)

Type				Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note				June 2022	36	Short	$(4,603,758)	$(4,423,500)	$180,258
U.S. Ultra 10-Year Treasury Note				June 2022	329	Short	(46,083,446)	(44,569,219)	1,514,227

Total							$(50,687,204)	$(48,992,719)	$1,694,485

Centrally cleared credit default swap agreements — buy protection(8):

Reference Entity	Implied Credit Spread at 3/31/22(9)	Notional(10)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Depreciation
CDX.NA.HY.S38	3.76%	USD	30,000,000	6/20/2027	(5.00)%	Quarterly	$(1,424,591)	$(1,654,014)	$(229,423)

(8)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(9)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(10)

The notional amount represents the maximum potential amount the Fund could receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate
USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$19,276,269	$—	$19,276,269
Corporate Bonds & Notes	—	192,020,355	—	192,020,355
Non-Agency Mortgage-Backed Securities	—	14,516,362	—	14,516,362
U.S. Government Securities	—	19,683,445	—	19,683,445
Common Stocks	136,531	—	—	136,531
Exchange-Traded Funds	27,009,926	—	—	27,009,926
Repurchase Agreements	—	1,520,222	—	1,520,222

Total	$27,146,457	$247,016,653	$—	$274,163,110

Other Financial Instruments
Futures Contracts
Assets	$1,694,485	$—	$—	$1,694,485
Liabilities	(1,941,306)	—	—	(1,941,306)
Swap Contracts
Liabilities	—	(229,423)	—	(229,423)

Total	$(246,821)	$(229,423)	$—	$(476,244)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Asset-Backed Securities — 11.9%
AIMCO CLO
2017-AA DR
3.404% (LIBOR 3 Month + 3.15%) due 4/20/2034(1)(2)	$2,000,000	$1,994,290
AIMCO CLO 14 Ltd.
2021-14A D
3.154% (LIBOR 3 Month + 2.90%) due 4/20/2034(1)(2)	2,200,000	2,174,475
Ares XXXIIR CLO Ltd.
2014-32RA B
2.306% (LIBOR 3 Month + 1.80%) due 5/15/2030(1)(2)	1,200,000	1,161,360
Ares XXXIV CLO Ltd.
2015-2A BR2
1.841% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(2)	450,000	447,476
Battalion CLO XIX Ltd.
2021-19A D
3.491% (LIBOR 3 Month + 3.25%) due 4/15/2034(1)(2)	2,200,000	2,180,838
Battalion CLO XX Ltd.
2021-20A D
3.341% (LIBOR 3 Month + 3.10%) due 7/15/2034(1)(2)	2,000,000	1,964,632
BlueMountain CLO Ltd.
2014-2A BR2
2.004% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	800,000	791,594
Carlyle U.S. CLO Ltd.
2017-3A BR
2.254% (LIBOR 3 Month + 2.00%) due 7/20/2029(1)(2)	3,000,000	2,977,353
CIFC Funding Ltd.
2013-4A BRR
1.868% (LIBOR 3 Month + 1.60%) due 4/27/2031(1)(2)	800,000	790,080
Commonbond Student Loan Trust
2021-AGS A
1.20% due 3/25/2052(1)	1,172,914	1,116,296
DB Master Finance LLC
2021-1A A2II
2.493% due 11/20/2051(1)	1,047,375	943,762
Elmwood CLO IX Ltd.
2021-2A C
2.154% (LIBOR 3 Month + 1.90%) due 7/20/2034(1)(2)	3,000,000	2,978,013
Greywolf CLO II Ltd.
2013-1A C2RR
4.441% (LIBOR 3 Month + 4.20%) due 4/15/2034(1)(2)	2,700,000	2,687,132
ICG U.S. CLO Ltd.
2018-2A B
2.009% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	1,300,000	1,292,669
Neuberger Berman CLO XVI-S Ltd.
2017-16SA BR
1.641% (LIBOR 3 Month + 1.40%) due 4/15/2034(1)(2)	1,000,000	993,192
Neuberger Berman CLO XVII Ltd.
2014-17A BR2
1.759% (LIBOR 3 Month + 1.50%) due 4/22/2029(1)(2)	1,100,000	1,086,580

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Octagon Investment Partners 50 Ltd.
2020-4A DR
3.391% (LIBOR 3 Month + 3.15%) due 1/15/2035(1)(2)	$1,100,000	$1,085,850
Octagon Loan Funding Ltd.
2014-1A CRR
2.688% (LIBOR 3 Month + 2.20%) due 11/18/2031(1)(2)	3,200,000	3,149,120
OHA Credit Funding 3 Ltd.
2019-3A CR
2.204% (LIBOR 3 Month + 1.95%) due 7/2/2035(1)(2)	3,000,000	2,978,304
Oscar U.S. Funding XIV LLC
2022-1A A2
1.60% due 3/10/2025(1)	1,350,000	1,335,183
Riserva CLO Ltd.
2016-3A CRR
2.041% (LIBOR 3 Month + 1.80%) due 1/18/2034(1)(2)	3,000,000	2,854,200
Voya CLO Ltd.
2016-3A A3R
1.991% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	955,000	944,686

Total Asset-Backed Securities (Cost $38,541,659)		37,927,085

Corporate Bonds & Notes — 60.2%
Advertising — 0.5%
Omnicom Group, Inc.
2.60% due 8/1/2031	1,700,000	1,572,092

		1,572,092

Aerospace & Defense — 2.4%
Boeing Co.
5.15% due 5/1/2030	4,850,000	5,165,541
Northrop Grumman Corp.
4.40% due 5/1/2030	1,400,000	1,501,332
5.25% due 5/1/2050	800,000	1,000,040

		7,666,913

Airlines — 0.6%
American Airlines, Inc.
11.75% due 7/15/2025(1)	1,700,000	1,985,685

		1,985,685

Auto Manufacturers — 1.1%
Ford Motor Co.
9.625% due 4/22/2030	875,000	1,140,877
General Motors Financial Co., Inc.
3.60% due 6/21/2030	2,550,000	2,437,035

		3,577,912

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 6/1/2030	1,000,000	1,015,350
4.50% due 6/1/2050	1,200,000	1,288,140

		2,303,490

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Building Materials — 1.1%
Cornerstone Building Brands, Inc.
6.125% due 1/15/2029(1)	$1,500,000	$1,393,125
Mohawk Industries, Inc.
3.625% due 5/15/2030	2,200,000	2,160,862

		3,553,987

Chemicals — 0.7%
Nutrien Ltd.
2.95% due 5/13/2030	2,400,000	2,312,544

		2,312,544

Commercial Banks — 5.8%
ASB Bank Ltd.
2.375% due 10/22/2031(1)	2,400,000	2,169,624
Bank of America Corp.
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(2)	3,600,000	3,308,904
2.831% (2.831% fixed rate until 10/24/2050; SOFR + 1.88% thereafter) due 10/24/2051(2)	1,300,000	1,106,690
Discover Bank
2.70% due 2/6/2030	3,000,000	2,744,760
Goldman Sachs Group, Inc.
3.102% (3.102% fixed rate until 2/24/2032; SOFR + 1.41% thereafter) due 2/24/2033(2)	1,900,000	1,792,840
Huntington Bancshares, Inc.
2.487% (2.487% fixed rate until 8/15/2031; H15T5Y + 1.17% thereafter) due 8/15/2036(1)(2)	1,700,000	1,478,150
JPMorgan Chase & Co.
2.963% (2.963% fixed rate until 1/25/2032; SOFR + 1.26% thereafter) due 1/25/2033(2)	2,900,000	2,736,904
Morgan Stanley
1.928% (1.928% fixed rate until 4/28/2031; SOFR + 1.02% thereafter) due 4/28/2032(2)	1,000,000	864,240
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1.36% thereafter) due 9/16/2036(2)	2,500,000	2,146,250

		18,348,362

Commercial Services — 0.4%
Hertz Corp.
5.00% due 12/1/2029(1)	1,000,000	909,620
Team Health Holdings, Inc.
6.375% due 2/1/2025(1)	500,000	449,885

		1,359,505

Computers — 0.2%
Apple, Inc.
2.65% due 2/8/2051	700,000	605,220

		605,220

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00% due 10/29/2028	$900,000	$829,656
Air Lease Corp.
4.625% due 10/1/2028	1,800,000	1,833,714
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15% due 1/23/2030	3,100,000	3,160,016

		5,823,386

Electric — 2.0%
Ameren Illinois Co.
4.50% due 3/15/2049	1,060,000	1,174,915
CenterPoint Energy Houston Electric LLC
Series AD
2.90% due 7/1/2050	700,000	614,355
Duke Energy Corp.
3.50% due 6/15/2051	1,500,000	1,367,400
Pacific Gas and Electric Co.
3.50% due 8/1/2050	1,100,000	876,073
Public Service Enterprise Group, Inc.
2.45% due 11/15/2031	2,600,000	2,359,812

		6,392,555

Electronics — 0.5%
Honeywell International, Inc.
1.75% due 9/1/2031	1,900,000	1,702,324

		1,702,324

Entertainment — 1.3%
Affinity Gaming
6.875% due 12/15/2027(1)	1,500,000	1,465,275
Magallanes, Inc.
4.279% due 3/15/2032(1)	2,250,000	2,262,667
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625% due 9/1/2029(1)	200,000	172,178
5.875% due 9/1/2031(1)	400,000	342,492

		4,242,612

Environmental Control — 1.0%
Waste Connections, Inc.
3.05% due 4/1/2050	550,000	476,883
Waste Management, Inc.
1.50% due 3/15/2031	3,200,000	2,754,272

		3,231,155

Food — 2.5%
General Mills, Inc.
2.875% due 4/15/2030	3,300,000	3,167,472
Kraft Heinz Foods Co.
3.75% due 4/1/2030	2,700,000	2,704,347
4.875% due 10/1/2049	500,000	527,155
Kroger Co.
1.70% due 1/15/2031	1,400,000	1,219,288
Post Holdings, Inc.
5.75% due 3/1/2027(1)	353,000	355,256

		7,973,518

Food Service — 0.5%
Aramark Services, Inc.
6.375% due 5/1/2025(1)	1,650,000	1,694,517

		1,694,517

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Products — 0.9%
Abbott Laboratories
4.75% due 11/30/2036	$2,300,000	$2,679,017

		2,679,017

Healthcare-Services — 0.2%
Surgery Center Holdings, Inc.
10.00% due 4/15/2027(1)	650,000	684,359

		684,359

Housewares — 0.6%
Newell Brands, Inc.
5.75% due 4/1/2046	900,000	940,689
SWF Escrow Issuer Corp.
6.50% due 10/1/2029(1)	1,250,000	1,070,938

		2,011,627

Insurance — 3.8%
Athene Holding Ltd.
3.50% due 1/15/2031	2,100,000	2,009,280
Chubb INA Holdings, Inc.
1.375% due 9/15/2030	4,900,000	4,269,027
CNA Financial Corp.
2.05% due 8/15/2030	4,705,000	4,166,089
Hartford Financial Services Group, Inc.
2.80% due 8/19/2029	1,700,000	1,617,125

		12,061,521

Internet — 0.7%
Expedia Group, Inc.
2.95% due 3/15/2031	2,330,000	2,161,984

		2,161,984

Leisure Time — 0.5%
Viking Cruises Ltd.
13.00% due 5/15/2025(1)	1,365,000	1,515,273

		1,515,273

Lodging — 0.7%
Marriott International, Inc.
2.85% due 4/15/2031	2,420,000	2,212,001

		2,212,001

Media — 4.4%
AMC Networks, Inc.
4.25% due 2/15/2029	2,000,000	1,867,240
Audacy Capital Corp.
6.75% due 3/31/2029(1)	500,000	466,920
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30% due 2/1/2032	3,700,000	3,161,576
Comcast Corp.
2.45% due 8/15/2052	1,925,000	1,530,837
CSC Holdings LLC
5.75% due 1/15/2030(1)	500,000	445,350
7.50% due 4/1/2028(1)	1,500,000	1,473,990
Discovery Communications LLC
3.625% due 5/15/2030	800,000	777,208
iHeartCommunications, Inc.
5.25% due 8/15/2027(1)	1,900,000	1,880,221
Scripps Escrow, Inc.
5.875% due 7/15/2027(1)	325,000	325,471

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
Sinclair Television Group, Inc.
5.50% due 3/1/2030(1)	$1,750,000	$1,519,175
Sirius XM Radio, Inc.
5.50% due 7/1/2029(1)	500,000	507,325

		13,955,313

Mining — 0.9%
Freeport-McMoRan, Inc.
4.25% due 3/1/2030	2,650,000	2,668,047

		2,668,047

Oil & Gas — 5.2%
Antero Resources Corp.
8.375% due 7/15/2026(1)	1,580,000	1,746,722
BP Capital Markets America, Inc.
3.06% due 6/17/2041	700,000	631,351
Cenovus Energy, Inc.
2.65% due 1/15/2032	3,000,000	2,715,660
4.25% due 4/15/2027	320,000	330,634
CITGO Petroleum Corp.
7.00% due 6/15/2025(1)	250,000	252,915
Hess Corp.
4.30% due 4/1/2027	6,800,000	6,985,436
Marathon Oil Corp.
4.40% due 7/15/2027	1,750,000	1,806,612
Ovintiv Exploration, Inc.
5.375% due 1/1/2026	1,600,000	1,696,912
PBF Holding Co. LLC / PBF Finance Corp.
6.00% due 2/15/2028	250,000	200,975
9.25% due 5/15/2025(1)	265,000	272,653

		16,639,870

Oil & Gas Services — 0.1%
TechnipFMC PLC
6.50% due 2/1/2026(1)	300,000	310,764

		310,764

Packaging & Containers — 0.2%
WRKCo, Inc.
3.00% due 6/15/2033	700,000	653,954

		653,954

Pharmaceuticals — 1.7%
AbbVie, Inc.
3.20% due 11/21/2029	1,000,000	988,110
4.25% due 11/21/2049	1,050,000	1,095,602
Bausch Health Cos., Inc.
5.25% due 1/30/2030(1)	190,000	149,581
6.125% due 4/15/2025(1)	1,345,000	1,355,504
Bristol Myers Squibb Co.
2.95% due 3/15/2032	1,300,000	1,274,078
3.70% due 3/15/2052	400,000	402,452

		5,265,327

Pipelines — 2.5%
Boardwalk Pipelines LP
3.40% due 2/15/2031	1,100,000	1,041,293
Kinder Morgan, Inc.
4.30% due 3/1/2028	2,300,000	2,385,652
ONEOK, Inc.
3.40% due 9/1/2029	1,000,000	962,820
4.45% due 9/1/2049	200,000	193,992

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00% due 1/15/2032	$3,000,000	$2,879,430
Williams Cos., Inc.
4.85% due 3/1/2048	300,000	320,259

		7,783,446

Real Estate Investment Trusts (REITs) — 4.7%
Alexandria Real Estate Equities, Inc.
2.95% due 3/15/2034	3,300,000	3,107,049
Essex Portfolio LP
2.65% due 3/15/2032	1,800,000	1,645,812
Life Storage LP
2.40% due 10/15/2031	3,300,000	2,913,768
Mid-America Apartments LP
1.70% due 2/15/2031	3,600,000	3,115,116
Simon Property Group LP
2.20% due 2/1/2031	4,500,000	4,057,470

		14,839,215

Retail — 0.6%
Michaels Cos., Inc.
7.875% due 5/1/2029(1)	275,000	234,440
PetSmart, Inc. / PetSmart Finance Corp.
7.75% due 2/15/2029(1)	1,500,000	1,549,020

		1,783,460

Semiconductors — 2.5%
NVIDIA Corp.
2.00% due 6/15/2031	5,400,000	4,936,842
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.65% due 2/15/2032(1)	3,100,000	2,796,293

		7,733,135

Software — 1.7%
Electronic Arts, Inc.
1.85% due 2/15/2031	3,700,000	3,257,295
VMware, Inc.
2.20% due 8/15/2031	2,300,000	2,022,942

		5,280,237

Telecommunications — 5.0%
AT&T, Inc.
2.55% due 12/1/2033	2,700,000	2,401,812
3.50% due 9/15/2053	300,000	265,251
Frontier Communications Holdings LLC
5.00% due 5/1/2028(1)	1,000,000	962,350
Level 3 Financing, Inc.
4.625% due 9/15/2027(1)	1,000,000	943,370
Sprint Corp.
7.625% due 3/1/2026	500,000	564,655
T-Mobile USA, Inc.
2.70% due 3/15/2032(1)	1,000,000	910,330
3.40% due 10/15/2052(1)	200,000	170,842
4.75% due 2/1/2028	1,650,000	1,676,812
Telesat Canada / Telesat LLC
5.625% due 12/6/2026(1)	375,000	286,238
Verizon Communications, Inc.
2.355% due 3/15/2032(1)	4,400,000	3,978,084

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
3.875% due 3/1/2052	$500,000	$503,350
Vodafone Group PLC
4.375% due 5/30/2028	3,150,000	3,302,176

		15,965,270

Transportation — 0.2%
Cargo Aircraft Management, Inc.
4.75% due 2/1/2028(1)	750,000	731,183

		731,183

Total Corporate Bonds & Notes (Cost $203,832,031)		191,280,780

Non-Agency Mortgage-Backed Securities — 7.6%
BANK
2019-BN24 AS
3.283% due 11/15/2062(2)(3)	1,413,000	1,377,183
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(1)	2,500,000	2,460,608
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,330,000	1,342,588
2016-C3 AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,094,503
Commercial Mortgage Trust
2013-LC6 AM
3.282% due 1/10/2046	2,500,000	2,520,420
Grace Trust
2020-GRCE C
2.68% due 12/10/2040(1)(2)(3)	1,100,000	974,799
GS Mortgage Securities Corp. II
2005-ROCK A
5.366% due 5/3/2032(1)	1,800,000	1,901,778
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	750,000	758,051
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	680,000	616,147
Life Mortgage Trust
2021-BMR C
1.497% due 3/15/2038(1)(2)(3)	1,474,455	1,423,322
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	750,000	713,713
NYC Commercial Mortgage Trust
2021-909 C
3.206% due 4/10/2043(1)(2)(3)	580,000	517,195
ONE Park Mortgage Trust
2021-PARK B
1.347% due 3/15/2036(1)(2)(3)	500,000	482,521
SLG Office Trust
2021-OVA A
2.585% due 7/15/2041(1)	1,800,000	1,675,918
Stack Infrastructure Issuer LLC
2021-1A A2
1.877% due 3/26/2046(1)	1,250,000	1,154,556
Wells Fargo Commercial Mortgage Trust
2017-C42 B
4.002% due 12/15/2050(2)(3)	500,000	500,194
2018-AUS A
4.058% due 8/17/2036(1)(2)(3)	2,000,000	2,030,943

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
2021-SAVE A
1.547% due 2/15/2040(1)(2)(3)	$1,181,728	$1,170,095
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,513,114

Total Non-Agency Mortgage-Backed Securities (Cost $25,647,285)		24,227,648

U.S. Government Securities — 7.9%
U.S. Treasury Bond
2.25% due 8/15/2049	5,900,000	5,603,156
U.S. Treasury Note
0.25% due 10/31/2025	4,500,000	4,148,437
0.375% due 1/31/2026	2,000,000	1,842,813
0.625% due 5/15/2030	700,000	610,422
0.875% due 11/15/2030	2,200,000	1,949,063
1.25% due 5/31/2028	2,900,000	2,699,945
1.50% due 9/30/2024	5,150,000	5,028,492
1.625% due 5/15/2031	3,580,000	3,371,913

Total U.S. Government Securities (Cost $26,870,907)		25,254,241

	Shares	Value

Exchange-Traded Funds — 9.5%
Invesco Senior Loan ETF	467,125	10,169,311
SPDR Blackstone Senior Loan ETF	217,000	9,756,320
Vanguard Short-Term Inflation-Protected Securities ETF	200,000	10,242,000

Total Exchange–Traded Funds (Cost $30,544,739)		30,167,631

	Principal Amount	Value

Short-Term Investment — 0.5%
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $1,459,416, due 4/1/2022(4)	$1,459,416	1,459,416

Total Repurchase Agreements (Cost $1,459,416)		1,459,416

Total Investments(5) — 97.6% (Cost $326,896,037)		310,316,801

Assets in excess of other liabilities(6) — 2.4%		7,636,205

Total Net Assets — 100.0%		$317,953,006

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2022, the aggregate market value of these securities amounted to $93,552,752, representing 29.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)

Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2022. (3) Variable coupon rate based on weighted average interest rate of underlying mortgages.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$1,323,400	$1,488,647

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2022	55	Long	$11,702,054	$11,655,703	$(46,351)
U.S. 10-Year Treasury Note	June 2022	61	Long	7,551,543	7,495,375	(56,168)
U.S. Long Bond	June 2022	304	Long	46,850,536	45,619,000	(1,231,536)
U.S. Ultra Bond	June 2022	87	Long	16,014,168	15,409,875	(604,293)

Total				$82,118,301	$80,179,953	$(1,938,348)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	June 2022	433	Short	$(60,813,090)	$(58,657,969)	$2,155,121

Centrally cleared credit default swap agreements — buy protection(7):

Reference Entity	Implied Credit Spread at 3/31/22(8)	Notional(9)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Depreciation
CDX.NA.HY.S38	3.76%	USD	33,000,000	6/20/2027	(5.00)%	Quarterly	$(1,567,050)	$(1,819,415)	$(252,365)

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

H15T5Y – 5-year Constant Maturity Treasury Rate

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$37,927,085	$—	$37,927,085
Corporate Bonds & Notes	—	191,280,780	—	191,280,780
Non-Agency Mortgage-Backed Securities	—	24,227,648	—	24,227,648
U.S. Government Securities	—	25,254,241	—	25,254,241
Exchange-Traded Funds	30,167,631	—	—	30,167,631
Repurchase Agreements	—	1,459,416	—	1,459,416

Total	$30,167,631	$280,149,170	$—	$310,316,801

Other Financial Instruments
Futures Contracts
Assets	$2,155,121	$—	$—	$2,155,121
Liabilities	(1,938,348)	—	—	(1,938,348)
Swap Contracts
Liabilities	—	(252,365)	—	(252,365)

Total	$216,773	$(252,365)	$—	$(35,592)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 28.6%
Fannie Mae ACES
2015-M17 A2
2.874% due 11/25/2025(1)(2)	$2,018,086	$2,015,070
2016-M11 A2
2.369% due 7/25/2026(1)(2)	4,500,000	4,402,807
2019-M4 A2
3.61% due 2/25/2031	7,764,000	8,102,904
2021-M4 A2
1.466% due 2/25/2031(1)(2)	1,000,000	889,836
Freddie Mac Multifamily Structured Pass-Through Certificates
K026 A2
2.51% due 11/25/2022	2,861,610	2,867,318
K030 A2
3.25% due 4/25/2023(1)(2)	4,941,105	4,978,999
K032 A2
3.31% due 5/25/2023(1)(2)	2,490,000	2,513,876
K048 A2
3.284% due 6/25/2025(1)(2)	2,045,000	2,070,262
K053 A2
2.995% due 12/25/2025	2,225,000	2,234,269
K058 A2
2.653% due 8/25/2026	1,500,000	1,489,023
K065 A2
3.243% due 4/25/2027	1,300,000	1,324,753
K066 A2
3.117% due 6/25/2027	6,000,000	6,083,631
K073 A2
3.35% due 1/25/2028	4,277,000	4,397,551
K082 A2
3.92% due 9/25/2028(1)(2)	2,385,000	2,535,177
K099 A2
2.595% due 9/25/2029	6,000,000	5,916,372
K101 A2
2.524% due 10/25/2029	6,500,000	6,374,183
K124 A2
1.658% due 12/25/2030	4,200,000	3,818,746
K730 A2
3.59% due 1/25/2025(1)(2)	3,878,310	3,943,787
K740 A2
1.47% due 9/25/2027	5,000,000	4,656,237

Total Agency Mortgage-Backed Securities (Cost $74,883,748)		70,614,801

Asset-Backed Securities — 3.5%
Americredit Automobile Receivables Trust
2019-2 C
2.74% due 4/18/2025	1,500,000	1,498,644
BlueMountain CLO Ltd.
2014-2A BR2
2.004% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(3)	600,000	593,695
Enterprise Fleet Financing LLC
2020-1 A2
1.78% due 12/22/2025(3)	868,480	867,996
Hyundai Auto Lease Securitization Trust
2021-A B
0.61% due 10/15/2025(3)	2,000,000	1,948,203
NextGear Floorplan Master Owner Trust
2.80% due 3/15/2027(3)	1,750,000	1,721,029

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Verizon Owner Trust
2020-A B
1.98% due 7/22/2024	$1,000,000	$994,353
Voya CLO Ltd.
2016-3A A3R
1.991% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(3)	925,000	915,010

Total Asset–Backed Securities (Cost $8,676,650)		8,538,930

Non-Agency Mortgage-Backed Securities — 13.1%
BAMLL Commercial Mortgage Securities Trust
2015-200P A
3.218% due 4/14/2033(3)	1,450,000	1,427,726
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(3)	1,000,000	984,243
CGRBS Commercial Mortgage Trust
2013-VN05 A
3.369% due 3/13/2035(3)	2,000,000	2,016,368
2013-VN05 B
3.584% due 3/13/2035(1)(2)(3)	6,500,000	6,560,819
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,700,000	1,716,090
CityLine Commercial Mortgage Trust
2016-CLNE C
2.778% due 11/10/2031(1)(2)(3)	1,000,000	986,031
Commercial Mortgage Trust
2013-WWP B
3.726% due 3/10/2031(3)	3,075,000	3,117,196
2013-WWP C
3.544% due 3/10/2031(3)	3,500,000	3,543,155
2013-WWP D
3.898% due 3/10/2031(3)	1,767,000	1,792,880
2014-UBS3 A4
3.819% due 6/10/2047	1,550,000	1,561,842
2015-CR23 A4
3.497% due 5/10/2048	2,500,000	2,500,889
GS Mortgage Securities Corp. II
2005-ROCK A
5.366% due 5/3/2032(3)	1,700,000	1,796,124
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	1,410,000	1,425,136
Hudson Yards Mortgage Trust
2016-10HY A
2.835% due 8/10/2038(3)	600,000	581,097
JP Morgan Chase Commercial Mortgage Securities Trust
2012-C6 A3
3.507% due 5/15/2045	194,705	194,653
ONE Park Mortgage Trust
2021-PARK A
1.097% due 3/15/2036(1)(2)(3)	500,000	488,539
Wells Fargo Commercial Mortgage Trust
2021-SAVE A
1.547% due 2/15/2040(1)(2)(3)	636,315	630,051

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	$1,000,000	$1,008,743

Total Non-Agency Mortgage-Backed Securities (Cost $33,285,453)		32,331,582

U.S. Government Agencies — 13.6%
Federal Farm Credit Banks Funding Corp.
1.21% due 3/3/2025	5,000,000	4,804,200
0.50% due 7/2/2025	4,100,000	3,826,448
0.125% due 4/13/2023	5,500,000	5,404,575
Federal Home Loan Bank
1.375% due 2/17/2023	6,490,000	6,477,604
2.50% due 12/9/2022	3,950,000	3,978,756
1.25% due 6/9/2028	5,500,000	5,062,090
0.875% due 6/12/2026	3,000,000	2,797,500
Federal National Mortgage Association
0.50% due 11/7/2025	1,300,000	1,207,973

Total U.S. Government Agencies (Cost $35,067,739)		33,559,146

U.S. Government Securities — 35.6%
U.S. Treasury Note
0.125% due 4/30/2023	7,350,000	7,219,078
0.375% due 1/31/2026	3,000,000	2,764,219
0.875% due 1/31/2024	1,200,000	1,169,531
0.875% due 11/15/2030	500,000	442,969
1.375% due 11/15/2031	15,300,000	14,040,141
1.50% due 9/30/2024	30,600,000	29,878,031
1.625% due 11/30/2026	26,300,000	25,309,641
2.00% due 4/30/2024	4,400,000	4,366,312
2.00% due 8/15/2025	2,650,000	2,603,211

Total U.S. Government Securities (Cost $91,806,240)		87,793,133

	Shares	Value

Exchange-Traded Funds — 4.1%
Vanguard Short-Term Inflation-Protected Securities ETF	195,000	9,985,950

Total Exchange-Traded Funds (Cost $9,920,450)		9,985,950

	Principal Amount	Value

Short-Term Investment — 0.6%
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $1,438,780, due 4/1/2022(4)	$1,438,780	1,438,780

Total Repurchase Agreements (Cost $1,438,780)		1,438,780

Total Investments(5) — 99.1% (Cost $255,079,060)		244,262,322

Assets in excess of other liabilities(6) — 0.9%		2,263,191

Total Net Assets — 100.0%		$246,525,513

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2022.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2022, the aggregate market value of these securities amounted to $29,970,162, representing 12.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$1,304,700	$1,467,612

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2022	279	Long	$33,011,390	$31,997,812	$(1,013,578)
U.S. Ultra 10-Year Treasury Note	June 2022	175	Long	23,742,248	23,707,031	(35,217)

Total				$56,753,638	$55,704,843	$(1,048,795)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2022	116	Short	$(24,726,276)	$(24,582,937)	$143,339
U.S. 10-Year Treasury Note	June 2022	89	Short	(11,323,616)	(10,935,875)	387,741

Total				$(36,049,892)	$(35,518,812)	$531,080

Legend:

CLO – Collateralized Loan Obligation

LIBOR – London Interbank Offered Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$70,614,801	$—	$70,614,801
Asset-Backed Securities	—	8,538,930	—	8,538,930
Non-Agency Mortgage-Backed Securities	—	32,331,582	—	32,331,582
U.S. Government Agencies	—	33,559,146	—	33,559,146
U.S. Government Securities	—	87,793,133	—	87,793,133
Exchange-Traded Funds	9,985,950	—	—	9,985,950
Repurchase Agreements	—	1,438,780	—	1,438,780

Total	$9,985,950	$234,276,372	$—	$244,262,322

Other Financial Instruments
Futures Contracts
Assets	$531,080	$—	$—	$531,080
Liabilities	(1,048,795)	—	—	(1,048,795)

Total	$(517,715)	$—	$—	$(517,715)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 99.8%
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	364	$54,658
General Dynamics Corp.	237	57,160
Howmet Aerospace, Inc.	2,463	88,520
L3Harris Technologies, Inc.	162	40,252
Northrop Grumman Corp.	165	73,791
Parsons Corp.(1)	685	26,510
Raytheon Technologies Corp.	1,858	184,072

		524,963

Auto Components — 0.4%
Aptiv PLC(1)	719	86,071
Magna International, Inc.	671	43,152

		129,223

Banks — 4.3%
Bank OZK	927	39,583
First Interstate BancSystem, Inc., Class A	1,823	67,032
JPMorgan Chase & Co.	3,036	413,867
PNC Financial Services Group, Inc.	1,376	253,803
Signature Bank	261	76,601
Truist Financial Corp.	5,353	303,515
United Community Banks, Inc.	1,837	63,928

		1,218,329

Beverages — 1.4%
Coca-Cola Co.	756	46,872
Coca-Cola Europacific Partners PLC	718	34,902
Constellation Brands, Inc., Class A	338	77,848
PepsiCo, Inc.	1,409	235,839

		395,461

Biotechnology — 1.1%
Biogen, Inc.(1)	341	71,814
Vertex Pharmaceuticals, Inc.(1)	977	254,968

		326,782

Building Products — 0.9%
AZEK Co., Inc.(1)	2,265	56,262
Johnson Controls International PLC	1,675	109,830
Masco Corp.	1,598	81,498

		247,590

Capital Markets — 3.3%
Charles Schwab Corp.	1,913	161,285
CME Group, Inc.	522	124,163
Invesco Ltd.	2,568	59,218
KKR & Co., Inc.	935	54,669
Moody’s Corp.	341	115,057
Morgan Stanley	2,238	195,601
Northern Trust Corp.	561	65,329
Raymond James Financial, Inc.	1,421	156,182

		931,504

Chemicals — 2.2%
Air Products and Chemicals, Inc.	243	60,728
Ashland Global Holdings, Inc.	763	75,087
Avient Corp.	1,249	59,952
Axalta Coating Systems Ltd.(1)	2,214	54,420
Chemours Co.	740	23,295
Diversey Holdings Ltd.(1)	7,458	56,457
DuPont de Nemours, Inc.	984	72,403
Element Solutions, Inc.	3,978	87,118
FMC Corp.	363	47,760

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Chemicals — (continued)
International Flavors & Fragrances, Inc.	330	$43,339
Sherwin-Williams Co.	207	51,671

		632,230

Commercial Services & Supplies — 0.4%
GFL Environmental, Inc.	3,175	103,314

		103,314

Construction & Engineering — 0.2%
API Group Corp.(1)	2,741	57,643

		57,643

Construction Materials — 0.3%
Vulcan Materials Co.	426	78,256

		78,256

Consumer Finance — 0.3%
SLM Corp.	4,202	77,149

		77,149

Containers & Packaging — 0.2%
Ball Corp.	593	53,370

		53,370

Distributors — 0.6%
LKQ Corp.	3,565	161,887

		161,887

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	515	68,335
Grand Canyon Education, Inc.(1)	563	54,673

		123,008

Diversified Financial Services — 0.2%
Voya Financial, Inc.	844	55,999

		55,999

Electric Utilities — 2.3%
American Electric Power Co., Inc.	619	61,758
Constellation Energy Corp.	459	25,819
Duke Energy Corp.	645	72,021
Evergy, Inc.	794	54,262
Exelon Corp.	1,377	65,586
NextEra Energy, Inc.	1,978	167,556
PG&E Corp.(1)	6,940	82,864
Pinnacle West Capital Corp.	141	11,012
Southern Co.	859	62,286
Xcel Energy, Inc.	883	63,726

		666,890

Electrical Equipment — 1.7%
AMETEK, Inc.	563	74,981
Eaton Corp. PLC	1,087	164,963
Generac Holdings, Inc.(1)	159	47,264
nVent Electric PLC	823	28,624
Regal Rexnord Corp.	472	70,224
Sensata Technologies Holding PLC(1)	2,095	106,531

		492,587

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	391	29,462
TE Connectivity Ltd.	235	30,780

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
Zebra Technologies Corp., Class A(1)	211	$87,291

		147,533

Energy Equipment & Services — 0.4%
Cactus, Inc., Class A	1,088	61,733
Schlumberger NV	1,629	67,294

		129,027

Entertainment — 1.6%
Electronic Arts, Inc.	1,228	155,354
ROBLOX Corp., Class A(1)	708	32,738
Walt Disney Co.(1)	1,871	256,626
Warner Music Group Corp., Class A	707	26,760

		471,478

Equity Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.	370	91,897
Broadstone Net Lease, Inc.	2,621	57,085
Empire State Realty Trust, Inc., Class A	6,511	63,938
Equinix, Inc.	190	140,908
Extra Space Storage, Inc.	389	79,978
Innovative Industrial Properties, Inc.	179	36,767
Rayonier, Inc.	3,103	127,595
SBA Communications Corp.	447	153,813
STORE Capital Corp.	3,418	99,908
Sun Communities, Inc.	193	33,831

		885,720

Food & Staples Retailing — 0.5%
Walmart, Inc.	929	138,347

		138,347

Food Products — 1.3%
Archer-Daniels-Midland Co.	1,246	112,464
Hostess Brands, Inc.(1)	425	9,324
J.M. Smucker Co.	311	42,113
Mondelez International, Inc., Class A	2,669	167,560
Oatly Group AB, ADR(1)	5,435	27,229

		358,690

Health Care Equipment & Supplies — 3.7%
Align Technology, Inc.(1)	95	41,420
Becton Dickinson and Co.	964	256,424
Boston Scientific Corp.(1)	5,623	249,043
Envista Holdings Corp.(1)	1,405	68,437
Medtronic PLC	2,262	250,969
Quidel Corp.(1)	637	71,637
STERIS PLC	526	127,171

		1,065,101

Health Care Providers & Services — 2.6%
Cigna Corp.	1,294	310,055
Humana, Inc.	352	153,180
McKesson Corp.	958	293,273

		756,508

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.(1)	33	77,499
International Game Technology PLC	2,122	52,371
Las Vegas Sands Corp.(1)	379	14,732
Marriott International, Inc., Class A(1)	446	78,384
Starbucks Corp.	2,696	245,255

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
Wendy’s Co.	5,812	$127,690

		595,931

Household Products — 1.1%
Colgate-Palmolive Co.	1,432	108,588
Kimberly-Clark Corp.	677	83,379
Procter & Gamble Co.	862	131,714

		323,681

Industrial Conglomerates — 1.0%
Honeywell International, Inc.	910	177,068
Roper Technologies, Inc.	217	102,474

		279,542

Insurance — 3.4%
Aon PLC, Class A	1,043	339,632
Arthur J Gallagher & Co.	1,000	174,600
Chubb Ltd.	865	185,023
Hartford Financial Services Group, Inc.	1,197	85,957
MetLife, Inc.	1,153	81,033
Primerica, Inc.	401	54,865
Reinsurance Group of America, Inc.	530	58,014

		979,124

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(1)	478	1,329,485

		1,329,485

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(1)	330	1,075,784
Vivid Seats, Inc., Class A	1,707	18,879

		1,094,663

IT Services — 4.9%
Accenture PLC, Class A	588	198,291
Amdocs Ltd.	852	70,043
Block, Inc., Class A(1)	555	75,258
Cognizant Technology Solutions Corp., Class A	1,443	129,394
Fidelity National Information Services, Inc.	982	98,613
Fiserv, Inc.(1)	1,028	104,239
Global Payments, Inc.	617	84,430
PayPal Holdings, Inc.(1)	945	109,289
Thoughtworks Holding, Inc.(1)	3,003	62,493
Visa, Inc., Class A	2,082	461,725

		1,393,775

Life Sciences Tools & Services — 2.2%
Adaptive Biotechnologies Corp.(1)	1,342	18,627
ICON PLC(1)	496	120,637
Illumina, Inc.(1)	157	54,856
Maravai LifeSciences Holdings, Inc., Class A(1)	5,459	192,539
Oxford Nanopore Technologies PLC (United Kingdom)(1)	1,772	9,179
Syneos Health, Inc.(1)	965	78,117
Thermo Fisher Scientific, Inc.	255	150,616

		624,571

Machinery — 1.3%
Dover Corp.	488	76,567
Ingersoll Rand, Inc.	2,082	104,829
Otis Worldwide Corp.	612	47,093
PACCAR, Inc.	1,529	134,659

		363,148

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 1.1%
Altice USA, Inc., Class A(1)	3,906	$48,747
Cable One, Inc.	15	21,963
Discovery, Inc., Class C(1)	4,306	107,521
Liberty Broadband Corp., Class C(1)	1,090	147,499

		325,730

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	3,150	96,516
Dominion Energy, Inc.	508	43,165

		139,681

Multiline Retail — 1.2%
Dollar General Corp.	783	174,320
Dollar Tree, Inc.(1)	975	156,146

		330,466

Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc.	399	55,321
Chevron Corp.	2,508	408,378
ConocoPhillips	1,555	155,500
Diamondback Energy, Inc.	606	83,071
Enterprise Products Partners LP	2,077	53,607
Hess Corp.	832	89,057
Valero Energy Corp.	729	74,023

		918,957

Pharmaceuticals — 4.9%
Eli Lilly and Co.	974	278,924
Johnson & Johnson	2,434	431,378
Merck & Co., Inc.	4,482	367,748
Organon & Co.	3,101	108,318
Zoetis, Inc.	1,200	226,308

		1,412,676

Professional Services — 0.7%
CACI International, Inc., Class A(1)	106	31,934
Clarivate PLC(1)	8,201	137,449
Leidos Holdings, Inc.	324	34,998

		204,381

Road & Rail — 1.3%
Canadian Pacific Railway Ltd.	2,824	233,093
CSX Corp.	3,689	138,153

		371,246

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.(1)	1,594	174,288
Analog Devices, Inc.	714	117,938
Applied Materials, Inc.	1,437	189,397
Broadcom, Inc.	466	293,431
Intel Corp.	2,348	116,367
Lam Research Corp.	229	123,113
Monolithic Power Systems, Inc.	159	77,223
NXP Semiconductors NV	829	153,431
Texas Instruments, Inc.	966	177,242

		1,422,430

Software — 11.5%
Adobe, Inc.(1)	689	313,922
Atlassian Corp. PLC, Class A(1)	623	183,056
Avalara, Inc.(1)	568	56,522
Black Knight, Inc.(1)	743	43,087
Cadence Design Systems, Inc.(1)	1,465	240,934

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Microsoft Corp.	5,639	$1,738,560
Nice Ltd., ADR(1)	416	91,104
Ping Identity Holding Corp.(1)	1,319	36,180
Rapid7, Inc.(1)	779	86,656
salesforce.com, Inc.(1)	1,294	274,742
ServiceNow, Inc.(1)	437	243,361

		3,308,124

Specialty Retail — 1.7%
Burlington Stores, Inc.(1)	209	38,073
Home Depot, Inc.	1,055	315,793
Ross Stores, Inc.	1,445	130,715

		484,581

Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	10,928	1,908,138

		1,908,138

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	568	76,430
Skechers USA, Inc., Class A(1)	1,202	48,994

		125,424

Tobacco — 0.4%
Philip Morris International, Inc.	1,296	121,746

		121,746

Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(1)	2,419	310,479

		310,479

Total Investments — 99.8% (Cost $29,572,870)		28,596,568

Assets in excess of other liabilities — 0.2%		47,127

Total Net Assets — 100.0%		$28,643,695

(1)	Non–income–producing security.

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS
GUARDIAN ALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$28,587,389	$9,179	*	$—	$28,596,568

Total	$28,587,389	$9,179		$—	$28,596,568

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 96.9%
Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	18,700	$2,807,992

		2,807,992

Auto Components — 1.3%
Adient PLC(1)	31,054	1,266,072
Lear Corp.	13,221	1,885,182

		3,151,254

Automobiles — 0.8%
Aston Martin Lagonda Global Holdings PLC (United Kingdom)(1)(2)	15,852	202,703
Harley-Davidson, Inc.	42,834	1,687,660

		1,890,363

Banks — 5.9%
Associated Banc-Corp	66,511	1,513,790
BankUnited, Inc.	3,200	140,672
East West Bancorp, Inc.	29,900	2,362,698
First Horizon Corp.	88,174	2,071,207
Metropolitan Bank Holding Corp.(1)	11,200	1,139,824
PacWest Bancorp	83,101	3,584,146
Pinnacle Financial Partners, Inc.	19,200	1,767,936
Piraeus Financial Holdings SA (Greece)(1)	126,400	196,686
Silvergate Capital Corp., Class A(1)	3,422	515,251
Wintrust Financial Corp.	14,770	1,372,576

		14,664,786

Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	1,395	541,916

		541,916

Biotechnology — 1.3%
Argenx SE, ADR(1)	2,800	882,868
Exelixis, Inc.(1)	80,000	1,813,600
TG Therapeutics, Inc.(1)	50,000	475,500

		3,171,968

Building Products — 0.3%
Builders FirstSource, Inc.(1)	9,803	632,686

		632,686

Capital Markets — 0.5%
Lazard Ltd., Class A	16,612	573,114
Patria Investments Ltd., Class A	42,143	750,567

		1,323,681

Chemicals — 2.4%
Chemours Co.	55,996	1,762,754
RPM International, Inc.	21,553	1,755,277
Trinseo PLC	24,011	1,150,607
Valvoline, Inc.	45,270	1,428,721

		6,097,359

Commercial Services & Supplies — 2.0%
Brink’s Co.	12,396	842,928
CoreCivic, Inc.(1)	208,814	2,332,452
GEO Group, Inc.(1)	267,555	1,768,539

		4,943,919

Construction & Engineering — 5.2%
AECOM	46,172	3,546,471
API Group Corp.(1)	111,587	2,346,675
Fluor Corp.(1)	139,301	3,996,546

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Construction & Engineering — (continued)
Granite Construction, Inc.	81,221	$2,664,049
MDU Resources Group, Inc.	20,571	548,217

		13,101,958

Construction Materials — 0.8%
Eagle Materials, Inc.	15,917	2,043,106

		2,043,106

Consumer Finance — 0.9%
FirstCash Holdings, Inc.	8,698	611,818
OneMain Holdings, Inc.	36,869	1,747,959

		2,359,777

Containers & Packaging — 0.5%
Berry Global Group, Inc.(1)	20,800	1,205,568

		1,205,568

Distributors — 0.4%
LKQ Corp.	22,511	1,022,224

		1,022,224

Diversified Consumer Services — 0.1%
Frontdoor, Inc.(1)	4,200	125,370

		125,370

Diversified Financial Services — 0.4%
Cairo Mezz PLC (Cyprus)(1)	639,200	102,467
Cannae Holdings, Inc.(1)	35,571	850,859

		953,326

Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.(1)	7,992	322,237

		322,237

Electric Utilities — 1.1%
IDACORP, Inc.	4,707	543,000
OGE Energy Corp.	37,519	1,530,025
PNM Resources, Inc.	12,341	588,295

		2,661,320

Electrical Equipment — 1.2%
GrafTech International Ltd.	4,326	41,616
Sensata Technologies Holding PLC(1)	55,628	2,828,684
Vertiv Holdings Co.	3,800	53,200

		2,923,500

Electronic Equipment, Instruments & Components — 2.8%
Avnet, Inc.	52,411	2,127,362
Cognex Corp.	26,749	2,063,685
Trimble, Inc.(1)	15,283	1,102,516
TTM Technologies, Inc.(1)	59,345	879,493
Vishay Intertechnology, Inc.	17,328	339,629
Vontier Corp.	14,444	366,733

		6,879,418

Energy Equipment & Services — 0.3%
Liberty Oilfield Services, Inc., Class A(1)	43,332	642,180

		642,180

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.3%
Endeavor Group Holdings, Inc., Class A(1)	6,883	$203,186
Liberty Media Corp-Liberty Formula One, Class C(1)	3,778	263,855
Warner Music Group Corp., Class A	4,915	186,033

		653,074

Equity Real Estate Investment Trusts (REITs) — 8.8%
American Homes 4 Rent, Class A	40,945	1,639,028
CubeSmart	37,179	1,934,423
DigitalBridge Group, Inc.(1)	108,100	778,320
Douglas Emmett, Inc.	47,840	1,598,813
EastGroup Properties, Inc.	12,500	2,541,000
Equity LifeStyle Properties, Inc.	21,707	1,660,151
Gaming and Leisure Properties, Inc.	17,439	818,412
Lamar Advertising Co., Class A	12,381	1,438,425
Postal Realty Trust, Inc., Class A	82,558	1,388,626
Ryman Hospitality Properties, Inc.(1)	13,700	1,270,949
SITE Centers Corp.	83,054	1,387,832
Spirit Realty Capital, Inc.	27,980	1,287,640
Terreno Realty Corp.	14,130	1,046,326
Ventas, Inc.	39,113	2,415,619
Washington Real Estate Investment Trust	26,647	679,499

		21,885,063

Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings, Inc.(1)	18,762	1,268,499
Casey’s General Stores, Inc.	1,494	296,066
Grocery Outlet Holding Corp.(1)	16,211	531,397
Performance Food Group Co.(1)	12,806	651,953
Sprouts Farmers Market, Inc.(1)	8,273	264,570
US Foods Holding Corp.(1)	16,589	624,244

		3,636,729

Food Products — 1.4%
Bunge Ltd.	2,336	258,852
Darling Ingredients, Inc.(1)	20,472	1,645,540
Freshpet, Inc.(1)	985	101,101
Greencore Group PLC (Ireland)(1)	49,149	82,762
Ingredion, Inc.	7,308	636,892
Lamb Weston Holdings, Inc.	563	33,729
Nomad Foods Ltd.(1)	13,800	311,604
Post Holdings, Inc.(1)	3,678	254,738
Sovos Brands, Inc.(1)	9,161	129,903
TreeHouse Foods, Inc.(1)	3,012	97,167

		3,552,288

Gas Utilities — 1.0%
National Fuel Gas Co.	9,243	634,994
Northwest Natural Holding Co.	7,526	389,245
ONE Gas, Inc.	6,561	578,942
Southwest Gas Holdings, Inc.(1)	11,900	931,651

		2,534,832

Health Care Equipment & Supplies — 3.1%
Hologic, Inc.(1)	15,000	1,152,300
Masimo Corp.(1)	10,000	1,455,400
Nanosonics Ltd. (Australia)(1)	250,000	732,244
Penumbra, Inc.(1)	11,800	2,621,134
Tandem Diabetes Care, Inc.(1)	16,200	1,883,898

		7,844,976

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — 2.7%
agilon health, Inc.(1)	50,000	$1,267,500
Alignment Healthcare, Inc.(1)	84,000	943,320
LHC Group, Inc.(1)	8,000	1,348,800
Molina Healthcare, Inc.(1)	5,800	1,934,822
Oak Street Health, Inc.(1)	50,000	1,344,000

		6,838,442

Hotels, Restaurants & Leisure — 3.8%
Aramark	29,677	1,115,855
Brinker International, Inc.(1)	15,100	576,216
Caesars Entertainment, Inc.(1)	33,101	2,560,693
Darden Restaurants, Inc.	4,883	649,195
Domino’s Pizza, Inc.	2,332	949,147
Planet Fitness, Inc., Class A(1)	6,300	532,224
Vail Resorts, Inc.	3,876	1,008,807
Wyndham Hotels & Resorts, Inc.	24,485	2,073,635

		9,465,772

Household Durables — 1.8%
Leggett & Platt, Inc.	23,161	806,003
Mohawk Industries, Inc.(1)	9,371	1,163,878
NVR, Inc.(1)	272	1,215,097
Taylor Morrison Home Corp.(1)	48,349	1,316,060

		4,501,038

Household Products — 0.3%
Energizer Holdings, Inc.	13,250	407,570
Reynolds Consumer Products, Inc.	4,862	142,651
Spectrum Brands Holdings, Inc.	3,465	307,415

		857,636

Insurance — 3.5%
American Financial Group, Inc.	13,419	1,954,075
Assurant, Inc.	10,424	1,895,396
Globe Life, Inc.	14,000	1,408,400
Primerica, Inc.	15,587	2,132,613
Talanx AG (Germany)	7,563	335,635
Unum Group	29,500	929,545

		8,655,664

Interactive Media & Services — 0.3%
NerdWallet, Inc., Class A(1)	20,300	243,397
TripAdvisor, Inc.(1)	5,062	137,281
Ziff Davis, Inc.(1)	3,600	348,408

		729,086

Internet & Direct Marketing Retail — 0.1%
Farfetch Ltd., Class A(1)	14,682	221,992

		221,992

IT Services — 3.3%
Akamai Technologies, Inc.(1)	12,289	1,467,184
Cyxtera Technologies, Inc.(1)	53,613	655,151
ExlService Holdings, Inc.(1)	6,715	962,058
GoDaddy, Inc., Class A(1)	16,832	1,408,838
LiveRamp Holdings, Inc.(1)	9,827	367,432
Nuvei Corp. (Canada)(1)(2)	2,313	173,917
Repay Holdings Corp.(1)	36,625	540,951
Thoughtworks Holding, Inc.(1)	1,000	20,810
WEX, Inc.(1)	8,970	1,600,696
Wix.com Ltd.(1)	10,175	1,062,880

		8,259,917

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 0.6%
Bruker Corp.	24,500	$1,575,350

		1,575,350

Machinery — 1.2%
Allison Transmission Holdings, Inc.	56,876	2,232,952
Crane Co.	2,190	237,133
Flowserve Corp.	16,500	592,350

		3,062,435

Marine — 2.2%
Genco Shipping & Trading Ltd.	109,916	2,596,216
Golden Ocean Group Ltd.	39,077	483,773
Kirby Corp.(1)	25,104	1,812,258
Navios Maritime Partners LP	2,500	88,000
Star Bulk Carriers Corp.	15,545	461,531

		5,441,778

Media — 1.1%
Cable One, Inc.	604	884,401
Gray Television, Inc.	6,700	147,869
Interpublic Group of Cos., Inc.	11,304	400,727
Liberty Media Corp-Liberty SiriusXM, Class A(1)	2,020	92,334
New York Times Co., Class A	13,908	637,543
Nexstar Media Group, Inc., Class A	2,155	406,174
S4 Capital PLC (United Kingdom)(1)	19,992	75,058

		2,644,106

Metals & Mining — 2.8%
Cleveland-Cliffs, Inc.(1)	72,649	2,340,024
Steel Dynamics, Inc.	42,762	3,567,634
Yamana Gold, Inc.	216,433	1,207,696

		7,115,354

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
New Residential Investment Corp.	189,443	2,080,084

		2,080,084

Multi-Utilities — 0.6%
Black Hills Corp.	11,542	888,965
NiSource, Inc.	15,479	492,232

		1,381,197

Multiline Retail — 0.3%
Nordstrom, Inc.	28,616	775,780

		775,780

Oil, Gas & Consumable Fuels — 3.6%
APA Corp.	20,467	845,901
Coterra Energy, Inc.	25,512	688,059
Denbury, Inc.(1)	5,262	413,435
DHT Holdings, Inc.	169,020	980,316
EQT Corp.	48,720	1,676,455
Euronav NV (Belgium)	103,579	1,105,680
HF Sinclair Corp.(1)	26,390	1,051,642
Targa Resources Corp.	30,275	2,284,854

		9,046,342

Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	26,553	1,649,472

		1,649,472

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Personal Products — 0.5%
Beauty Health Co.(1)	66,400	$1,120,832
BellRing Brands, Inc.(1)	4,662	107,599
Herbalife Nutrition Ltd.(1)	2,862	86,890

		1,315,321

Pharmaceuticals — 0.5%
Royalty Pharma PLC, Class A	32,000	1,246,720

		1,246,720

Professional Services — 2.3%
CACI International, Inc., Class A(1)	5,238	1,578,000
Nielsen Holdings PLC	152,901	4,165,023

		5,743,023

Real Estate Management & Development — 1.3%
Doma Holdings, Inc.(1)	153,537	333,175
Jones Lang LaSalle, Inc.(1)	8,259	1,977,700
WeWork, Inc., Class A(1)	154,100	1,050,962

		3,361,837

Road & Rail — 1.1%
Knight-Swift Transportation Holdings, Inc.	55,310	2,790,943

		2,790,943

Semiconductors & Semiconductor Equipment — 1.7%
ON Semiconductor Corp.(1)	28,860	1,806,925
SolarEdge Technologies, Inc.(1)	7,720	2,488,696

		4,295,621

Software — 6.4%
Anaplan, Inc.(1)	25,209	1,639,845
Aspen Technology, Inc.(1)	7,736	1,279,302
AvidXchange Holdings, Inc.(1)	843	6,786
Black Knight, Inc.(1)	9,402	545,222
Blackbaud, Inc.(1)	23,837	1,427,121
Blend Labs, Inc., Class A(1)	4,000	22,800
Braze, Inc., Class A(1)	300	12,441
BTRS Holdings, Inc., Class 1(1)	49,500	370,260
Ceridian HCM Holding, Inc.(1)	21,346	1,459,212
Citrix Systems, Inc.	7,533	760,080
Coupa Software, Inc.(1)	4,968	504,898
Elastic NV(1)	12,728	1,132,156
Guidewire Software, Inc.(1)	7,128	674,451
NortonLifeLock, Inc.	50,603	1,341,992
PTC, Inc.(1)	15,526	1,672,461
Tenable Holdings, Inc.(1)	31,673	1,830,383
Zendesk, Inc.(1)	9,967	1,198,930

		15,878,340

Specialty Retail — 1.1%
Burlington Stores, Inc.(1)	3,864	703,905
Camping World Holdings, Inc., Class A	10,400	290,680
Five Below, Inc.(1)	11,694	1,851,979

		2,846,564

Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp.(1)	16,338	811,182

		811,182

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 2.5%
Capri Holdings Ltd.(1)	37,656	$1,935,142
PRADA SpA (Italy)	113,900	719,969
PVH Corp.	18,643	1,428,240
Tapestry, Inc.	61,704	2,292,304

		6,375,655

Thrifts & Mortgage Finance — 1.0%
MGIC Investment Corp.	184,831	2,504,460

		2,504,460

Trading Companies & Distributors — 2.3%
Beacon Roofing Supply, Inc.(1)	15,950	945,516
MRC Global, Inc.(1)	277,625	3,306,514
NOW, Inc.(1)	129,378	1,427,039

		5,679,069

Water Utilities — 0.5%
Essential Utilities, Inc.	25,505	1,304,071

		1,304,071

Total Common Stocks (Cost $249,471,904)		242,027,121

	Principal Amount	Value

Short-Term Investments — 2.8%
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill
0.174% due 5/12/2022	$130,000	129,974
0.366% due 6/9/2022	50,000	49,965

Total U.S. Treasury Bills (Cost $179,922)		179,939

Repurchase Agreements — 2.7%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $6,837,235, due 4/1/2022(3)	6,837,235	6,837,235

Total Repurchase Agreements (Cost $6,837,235)		6,837,235

Total Investments(4) — 99.7% (Cost $256,489,061)		249,044,295

Assets in excess of other liabilities(5) — 0.3%		680,905

Total Net Assets — 100.0%		$249,725,200

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2022, the aggregate market value of these securities amounted to $376,620, representing 0.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	4.25%	11/15/2040	$5,593,900	$6,974,021

(4)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

(5)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
S&P Midcap 400 E-Mini	June 2022	6	Long	$1,652,358	$1,613,520	$(38,838)

Total				$1,652,358	$1,613,520	$(38,838)

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$238,473,917	$3,553,204	*	$—	$242,027,121
U.S. Treasury Bills	—	179,939		—	179,939
Repurchase Agreements	—	6,837,235		—	6,837,235

Total	$238,473,917	$10,570,378		$—	$249,044,295

Other Financial Instruments
Futures Contracts
Liabilities	$(38,838)	$—		$—	$(38,838)

Total	$(38,838)	$—		$—	$(38,838)

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 98.0%
Aerospace & Defense — 1.5%
MTU Aero Engines AG (Germany)	22,613	$5,254,052

		5,254,052

Auto Components — 1.2%
Dana, Inc.	247,574	4,349,875

		4,349,875

Banks — 2.3%
Pinnacle Financial Partners, Inc.	37,630	3,464,970
Webster Financial Corp.	83,608	4,692,081

		8,157,051

Biotechnology — 0.5%
Neurocrine Biosciences, Inc.(1)	15,119	1,417,406
Sage Therapeutics, Inc.(1)	16,040	530,924

		1,948,330

Building Products — 8.1%
Advanced Drainage Systems, Inc.	27,003	3,208,227
Armstrong World Industries, Inc.	62,054	5,585,481
AZEK Co., Inc.(1)	141,512	3,515,158
Carlisle Cos., Inc.	32,675	8,035,436
Masonite International Corp.(1)	66,147	5,883,114
Tecnoglass, Inc.	101,814	2,569,785

		28,797,201

Capital Markets — 2.1%
Cboe Global Markets, Inc.	34,695	3,969,802
Raymond James Financial, Inc.	30,800	3,385,228

		7,355,030

Chemicals — 4.4%
Ashland Global Holdings, Inc.	63,029	6,202,684
Quaker Chemical Corp.	20,549	3,551,073
Westlake Corp.	48,923	6,037,098

		15,790,855

Commercial Services & Supplies — 3.3%
IAA, Inc.(1)	120,976	4,627,332
Republic Services, Inc.	31,037	4,112,402
Stericycle, Inc.(1)	53,877	3,174,433

		11,914,167

Construction & Engineering — 1.0%
API Group Corp.(1)	164,460	3,458,594

		3,458,594

Containers & Packaging — 1.2%
Crown Holdings, Inc.	33,893	4,239,675

		4,239,675

Diversified Consumer Services — 0.7%
Service Corp. International	37,616	2,475,885

		2,475,885

Electrical Equipment — 4.1%
Atkore, Inc.(1)	72,815	7,167,909
Regal Rexnord Corp.	29,313	4,361,188
Sensata Technologies Holding PLC(1)	63,700	3,239,145

		14,768,242

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 1.6%
Teledyne Technologies, Inc.(1)	12,402	$5,861,557

		5,861,557

Equity Real Estate Investment Trusts (REITs) — 8.1%
American Homes 4 Rent, Class A	136,341	5,457,730
Life Storage, Inc.	29,198	4,100,275
SBA Communications Corp.	17,000	5,849,700
Sun Communities, Inc.	41,530	7,279,794
VICI Properties, Inc.	214,787	6,112,838

		28,800,337

Food Products — 1.3%
Nomad Foods Ltd.(1)	200,636	4,530,361

		4,530,361

Health Care Equipment & Supplies — 4.0%
Haemonetics Corp.(1)	47,563	3,006,933
Integer Holdings Corp.(1)	54,155	4,363,268
LivaNova PLC(1)	85,429	6,990,655

		14,360,856

Health Care Providers & Services — 3.1%
HealthEquity, Inc.(1)	82,177	5,542,017
Humana, Inc.	12,750	5,548,417

		11,090,434

Health Care Technology — 0.5%
Schrodinger, Inc.(1)	51,307	1,750,595

		1,750,595

Hotels, Restaurants & Leisure — 1.3%
Planet Fitness, Inc., Class A(1)	56,121	4,741,102

		4,741,102

Household Durables — 1.0%
Mohawk Industries, Inc.(1)	27,931	3,469,030

		3,469,030

Household Products — 1.1%
Church & Dwight Co., Inc.	38,420	3,818,180

		3,818,180

Insurance — 5.5%
Arch Capital Group Ltd.(1)	131,917	6,387,421
Axis Capital Holdings Ltd.	95,937	5,801,310
CNO Financial Group, Inc.	116,319	2,918,444
Reinsurance Group of America, Inc.	41,493	4,541,824

		19,648,999

Interactive Media & Services — 0.8%
Bumble, Inc., Class A(1)	93,388	2,706,384

		2,706,384

Internet & Direct Marketing Retail — 2.3%
RealReal, Inc.(1)	286,126	2,077,275
Revolve Group, Inc.(1)	117,990	6,334,883

		8,412,158

IT Services — 2.2%
Evo Payments, Inc., Class A(1)	194,540	4,491,929
Genpact Ltd.	74,351	3,235,012

		7,726,941

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 3.9%
Azenta, Inc.	42,762	$3,544,114
Bio-Rad Laboratories, Inc., Class A(1)	12,046	6,784,669
Codexis, Inc.(1)	56,123	1,157,256
Sotera Health Co.(1)	113,824	2,465,428

		13,951,467

Machinery — 1.2%
Ingersoll Rand, Inc.	84,547	4,256,941

		4,256,941

Metals & Mining — 1.6%
Steel Dynamics, Inc.	69,853	5,827,836

		5,827,836

Personal Products — 1.5%
elf Beauty, Inc.(1)	149,914	3,872,279
Honest Co., Inc.(1)	277,068	1,443,524

		5,315,803

Professional Services — 2.2%
Booz Allen Hamilton Holding Corp.	45,812	4,024,126
Dun & Bradstreet Holdings, Inc.(1)	215,760	3,780,115

		7,804,241

Semiconductors & Semiconductor Equipment — 3.5%
Marvell Technology, Inc.	76,555	5,489,759
ON Semiconductor Corp.(1)	114,006	7,137,916

		12,627,675

Software — 12.0%
8x8, Inc.(1)	203,028	2,556,123
Black Knight, Inc.(1)	75,564	4,381,956
Fair Isaac Corp.(1)	9,806	4,574,107
Instructure Holdings, Inc.(1)	185,936	3,729,876
New Relic, Inc.(1)	32,565	2,177,947
PagerDuty, Inc.(1)	164,668	5,629,999
Q2 Holdings, Inc.(1)	70,961	4,374,746
Riskified Ltd., Class A(1)	104,153	629,084
SPS Commerce, Inc.(1)	28,732	3,769,638
WalkMe Ltd.(1)	265,160	4,001,265
Zendesk, Inc.(1)	57,991	6,975,737

		42,800,478

Specialty Retail — 4.2%
Burlington Stores, Inc.(1)	22,545	4,107,023
National Vision Holdings, Inc.(1)	86,049	3,749,155
Tractor Supply Co.	9,619	2,244,786
Ulta Beauty, Inc.(1)	12,487	4,972,573

		15,073,537

Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.(1)	12,705	3,478,248

		3,478,248

Thrifts & Mortgage Finance — 0.9%
Essent Group Ltd.	77,147	3,179,228

		3,179,228

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value
Common Stocks — (continued)
Trading Companies & Distributors — 2.8%
Air Lease Corp.	98,076	$4,379,094
United Rentals, Inc.(1)	15,596	5,539,855

		9,918,949

Total Common Stocks (Cost $379,546,660)		349,660,294

Exchange–Traded Funds — 1.0%
SPDR S&P Biotech ETF	40,091	3,603,379

Total Exchange–Traded Funds (Cost $4,898,833)		3,603,379

	Principal Amount	Value

Short-Term Investment — 1.2%
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $4,247,030, due 4/1/2022(2)	$4,247,030	4,247,030

Total Repurchase Agreements (Cost $4,247,030)		4,247,030

Total Investments — 100.2% (Cost $388,692,523)		357,510,703

Liabilities in excess of other assets — (0.2)%		(620,189)

Total Net Assets — 100.0%		$356,890,514

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$3,851,200	$4,332,081

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$344,406,242	$5,254,052	*	$—	$349,660,294
Exchange-Traded Funds	3,603,379	—		—	3,603,379
Repurchase Agreements	—	4,247,030		—	4,247,030

Total	$348,009,621	$9,501,082		$—	$357,510,703

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — 96.2%
Aerospace & Defense — 1.9%
Northrop Grumman Corp.	14,524	$6,495,423

		6,495,423

Banks — 1.9%
JPMorgan Chase & Co.	36,330	4,952,506
U.S. Bancorp	29,020	1,542,413

		6,494,919

Beverages — 1.9%
Coca-Cola Co.	103,729	6,431,198

		6,431,198

Biotechnology — 1.9%
AbbVie, Inc.	39,523	6,407,074

		6,407,074

Building Products — 0.5%
Allegion PLC	14,260	1,565,463

		1,565,463

Capital Markets — 5.1%
CME Group, Inc.	17,020	4,048,377
Houlihan Lokey, Inc.	38,280	3,360,984
Intercontinental Exchange, Inc.	33,307	4,400,521
S&P Global, Inc.	13,140	5,389,765

		17,199,647

Chemicals — 0.4%
Sherwin-Williams Co.	5,429	1,355,187

		1,355,187

Communications Equipment — 0.4%
Motorola Solutions, Inc.	5,000	1,211,000

		1,211,000

Construction & Engineering — 0.7%
AECOM	28,820	2,213,664

		2,213,664

Diversified Consumer Services — 0.5%
Service Corp. International	27,228	1,792,147

		1,792,147

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	79,980	4,074,181

		4,074,181

Electric Utilities — 2.8%
Alliant Energy Corp.	66,402	4,148,797
American Electric Power Co., Inc.	50,995	5,087,771

		9,236,568

Electrical Equipment — 0.4%
Generac Holdings, Inc.(1)	4,570	1,358,478

		1,358,478

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	19,830	3,547,389

		3,547,389

Entertainment — 0.9%
Electronic Arts, Inc.	24,228	3,065,084

		3,065,084

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Campus Communities, Inc.	18,330	$1,025,930
Sun Communities, Inc.	13,060	2,289,288

		3,315,218

Food & Staples Retailing — 3.2%
Koninklijke Ahold Delhaize NV, ADR	127,734	4,114,312
Walmart, Inc.	44,610	6,643,321

		10,757,633

Food Products — 0.5%
General Mills, Inc.	26,632	1,803,519

		1,803,519

Health Care Providers & Services — 3.3%
Anthem, Inc.	7,419	3,644,361
UnitedHealth Group, Inc.	14,439	7,363,457

		11,007,818

Household Products — 1.9%
Colgate-Palmolive Co.	15,470	1,173,090
Procter & Gamble Co.	34,730	5,306,744

		6,479,834

Insurance — 4.9%
Everest Re Group Ltd.	10,900	3,285,042
Marsh & McLennan Cos., Inc.	22,108	3,767,645
Progressive Corp.	44,340	5,054,317
Selective Insurance Group, Inc.	20,425	1,825,178
Willis Towers Watson PLC	10,915	2,578,341

		16,510,523

Interactive Media & Services — 5.5%
Alphabet, Inc., Class C(1)	5,590	15,612,814
Meta Platforms, Inc., Class A(1)	13,513	3,004,751

		18,617,565

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)	2,591	8,446,530

		8,446,530

IT Services — 8.3%
Amdocs Ltd.	20,280	1,667,219
Automatic Data Processing, Inc.	11,300	2,571,202
Fidelity National Information Services, Inc.	47,879	4,808,009
Genpact Ltd.	65,380	2,844,684
Mastercard, Inc., Class A	9,053	3,235,361
Paychex, Inc.	54,630	7,455,356
Visa, Inc., Class A	23,810	5,280,344

		27,862,175

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	7,830	4,624,790

		4,624,790

Machinery — 0.4%
Oshkosh Corp.	14,840	1,493,646

		1,493,646

Media — 0.8%
Comcast Corp., Class A	56,620	2,650,948

		2,650,948

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Multi-Utilities — 2.1%
Ameren Corp.	56,625	$5,309,160
CenterPoint Energy, Inc.	56,925	1,744,182

		7,053,342

Oil, Gas & Consumable Fuels — 1.3%
Shell PLC, ADR	80,530	4,423,513

		4,423,513

Pharmaceuticals — 5.3%
Eli Lilly and Co.	13,130	3,760,038
Johnson & Johnson	16,040	2,842,769
Merck & Co., Inc.	71,380	5,856,729
Roche Holding AG, ADR	106,070	5,240,919

		17,700,455

Professional Services — 1.7%
Booz Allen Hamilton Holding Corp.	44,450	3,904,488
RELX PLC, ADR	59,080	1,837,388

		5,741,876

Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	18,100	2,989,758
Broadcom, Inc.	10,326	6,502,076
KLA Corp.	7,520	2,752,771
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,044	1,672,748
Texas Instruments, Inc.	7,440	1,365,091

		15,282,444

Software — 13.6%
Adobe, Inc.(1)	8,299	3,781,190
Microsoft Corp.	81,620	25,164,262
NortonLifeLock, Inc.	206,500	5,476,380
Oracle Corp.	84,934	7,026,590
ServiceNow, Inc.(1)	3,091	1,721,347
VMware, Inc., Class A	22,919	2,609,787

		45,779,556

Specialty Retail — 5.6%
AutoZone, Inc.(1)	4,361	8,916,413
Home Depot, Inc.	12,960	3,879,317
O’Reilly Automotive, Inc.(1)	8,578	5,875,587

		18,671,317

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	76,109	13,289,392

		13,289,392

Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	5,673	1,553,097

		1,553,097

Tobacco — 2.2%
Altria Group, Inc.	54,011	2,822,075
Philip Morris International, Inc.	47,930	4,502,544

		7,324,619

Total Common Stocks (Cost $321,353,411)		322,837,232

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2022 (unaudited)	Principal Amount	Value

Short–Term Investment — 3.8%
Repurchase Agreements — 3.8%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2022, proceeds at maturity value of $12,805,621, due 4/1/2022(2)	$12,805,621	$12,805,621

Total Repurchase Agreements (Cost $12,805,621)		12,805,621

Total Investments — 100.0% (Cost $334,159,032)		335,642,853

Liabilities in excess of other assets — (0.0)%		(33,801)

Total Net Assets — 100.0%		$335,609,052

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Bond	3.125%	5/15/2048	$11,611,900	$13,061,824

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$322,837,232	$—	$—	$322,837,232
Repurchase Agreements	—	12,805,621	—	12,805,621

Total	$322,837,232	$12,805,621	$—	$335,642,853

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of March 31, 2022, Guardian Core Plus Fixed Income VIP Fund held two illiquid securities, and Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund and Guardian International Equity VIP Fund each held one illiquid security.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of March 31, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of March 31, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of March 31, 2022, Guardian International Equity VIP Fund held one security classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended March 31, 2022, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration. During the period ended March 31, 2022, Guardian Select Mid Cap Core VIP Fund entered into equity futures contracts to equitize cash and keep the Fund fully invested. During the period ended March 31, 2022, Guardian Multi-Sector Bond VIP Fund and Guardian Total Return Bond VIP Fund entered into credit default swaps for risk exposure management and to enhance potential return.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.